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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10395

                          Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2009 through April 30, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

Pioneer Global Aggregate
Bond Fund

--------------------------------------------------------------------------------
Semiannual Report | April 30, 2010
--------------------------------------------------------------------------------


Ticker Symbols:

Class A   PGABX
Class C   PGCBX
Class Y   PGYBX




[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               13
Schedule of Investments                                                       15
Financial Statements                                                          30
Notes to Financial Statements                                                 37
Approval of Investment Advisory Agreement                                     46
Trustees, Officers and Service Providers                                      50


           Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.




Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


           Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    3

Portfolio Management Discussion | 4/30/10

Credit-sensitive fixed-income securities continued to perform positively in global markets during the six months ended April 30, 2010. Growing unease about fiscal problems in Europe, however, caused unusual changes in currency markets, detracting from the performance of many investments denominated in the euro and euro-linked currencies. In the following discussion, Mr. Charles Melchreit discusses the performance of Pioneer Global Aggregate Bond Fund during the six-month period ended April 30, 2010. Mr. Melchreit, a member of Pioneer's fixed income team, manages the Fund along with Mr. Tanguy Le Saout, head of government bonds and value-at-risk portfolios at Pioneer Investments, Europe.

Q  How did the Fund perform during the six months ended April 30, 2010?

A Pioneer Global Aggregate Bond Fund Class A shares produced a total return of -0.39% at net asset value during the six months ended April 30, 2010. Over the same period, the Fund's benchmark, the Barclays Capital Global
   Aggregate Bond Index (the Barclays Index), returned -1.56%. On April 30, 2010, the 30-day SEC yield of the Fund's Class A shares was 2.81%.

Q What were the principal factors affecting the Fund's performance during the six-month period ended April 30, 2010?

A Growing investor sentiment that economies throughout the world were starting to recover from recession fed confidence in credit-sensitive securities, which tended to outperform sovereign government debt during most of the six-month period. The trend favoring securities exposed to credit risk appeared, however, to lose some momentum in the final weeks of the period. Heightened volatility in the currency markets complicated the investment environment as fiscal problems in Europe caused disruptions in normal currency patterns. Government debt problems in Greece precipitated the greatest fears, but deficits in Italy, Spain and Portugal also worried investors. The euro, British pound sterling and other related currencies performed poorly, while the U.S. dollar as well as the currencies of some commodity-linked nations strengthened in global trading. The euro lost
   11.4% of its value, relative to the U.S. dollar, during the six months ended April 30, 2010.

   Investment portfolios that were overweighted in the credit sectors tended to fare relatively well during the period, especially if they emphasized investments denominated in the U.S., Canadian or Australian dollars. Higher-quality government securities typically trailed corporate debt, especially as market interest rates started to increase when the continued strengthening of global economies began leading to some apprehension that


4    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10
   inflationary pressures could increase. With sentiment turning increasingly negative about prospects in Europe, investments denominated in the euro performed poorly. Securities denominated in the British pound also tended to lag, both because of the United Kingdom's ties to the European economy and because of political uncertainty related to the approaching elections in the U.K.

   The Fund's overweighted position in the credit sectors, combined with its underweighting in the euro, contributed to its outperformance relative to the Barclays Index benchmark over the six-month period.

Q On what areas of the market did you focus the Fund's investments during the six months ended April 30, 2010?

A We maintained an overweight position for the Fund in the credit sectors, with an emphasis on the United States, while underweighting Europe, Great
   Britain and Japan, where we were less confident about prospects for strong economic growth. The Fund had significant overweight positions in the U.S. dollar as well as commodity-related currencies of nations such as Australia, Canada and Norway. As of April 30, 2010, 57% of the Fund's investments were denominated in the U.S. dollar, compared with a 41% dollar-denominated weighting in the Barclays Index. The Fund had small exposure to the currencies of Brazil and Turkey -- both of which appreciated in value. We held the Fund's exposure to credit-sensitive securities stable over the six months, but we did increase the Fund's investments in inflation-linked securities. We also reduced the Fund's exposure to the euro and the yen over the six-month period.

   At the end of the six-month period, 22.2% of Fund assets were invested in U.S. investment-grade corporates, with another 4.2% invested in domestic high-yield corporate bonds. Foreign investment-grade debt represented 45.3% of Fund assets, while mortgage-backed securities accounted for 20.5% of assets. About half the Fund's mortgage allocation was invested in government agency securities.

Q What types of securities most influenced the Fund's performance during the six months ended April 30, 2010?

A The Fund's corporate bond and mortgage-backed security investments generally performed well, with particularly strong results from debt issued by U.S. financial companies, including investment bank Goldman Sachs, insurers Liberty Mutual and American General and diversified banking corporation Wells Fargo. The Fund's exposure to European government bonds proved to be a drag on results, as even the securities issued by Germany, the strongest economy in Europe, fell in value. We sold the Fund's small exposure to Greek government bonds early in the six-month period, but that


           Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    5
   investment nevertheless proved to be a drag on the Fund's six-month performance results. In addition, small Fund positions in Italy and Spain detracted from performance.

Q  What is your investment outlook?

A The outlook is uncertain. We continue to be concerned about the entire European continent, even after the dramatic support extended to financially troubled nations by the European Central Bank. We anticipate that the government austerity programs that will be put into place will be a drag on growth in the region. The euro is also likely to continue to be weak on currency markets.

   On the positive side, commodity-exporting nations such as Canada, Australia and Norway should be areas of opportunity, and prospects in the domestic market appear good. We believe the United States will continue to be perceived as a safe haven for global investors, and we may consider opportunistically adding to the Fund's domestic corporate bond holdings. Corporate balance sheets in the United States are generally solid, and bond valuations appear reasonable.

   We may consider adding investments to the Fund in both sovereign government and corporate bond holdings in selected emerging economies. Brazil looks particularly appealing to us, as both government and corporate finances in Brazil appear to be in solid condition.


Please refer to the Schedule of Investments on pages 15-29 for a full listing of Fund securities.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates and economic and political conditions. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. These risks may increase share price volatility.


6    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


           Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    7

Portfolio Summary | 4/30/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[The following data was represented as a pie chart in the printed material]

Foreign Government Bonds                                 36.1%
U.S. Corporate Bonds                                     34.5%
Collateralized Mortgage Obligations                      12.8%
U.S. Government Securities                               12.4%
Asset Backed Securities                                   2.5%
Municipal Bonds                                           1.1%
Convertible Corporate Bonds                               0.4%
Preferred Stock                                           0.2%




10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total debt holdings)*


 1.    Japan Government 5-Year, 1.2%, 3/20/12                              3.47%
 2.    Federal National Mortgage Association, 6.5%, 4/1/38                 2.87
 3.    Bundesrepublik Deutschland, 6.5%, 7/4/27                            2.37
 4.    Japan Government 10-Year, 1.7%, 9/20/16                             1.96
 5.    Canada Housing Trust, 3.55%, 9/15/13                                1.96
 6.    U.S. Treasury Inflation Notes, 2.5%, 1/15/29                        1.94
 7.    Federal Home Loan Mortgage Corp., 6.5%, 8/1/37                      1.88
 8.    France Government Bonds, 3.0%, 10/25/15                             1.78
 9.    Japan Government 20-Year, 1.5%, 3/20/19                             1.62
10.    Bonos Y Oblig Del Es, 4.4%, 1/31/15                                 1.57

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

Prices and Distributions | 4/30/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                       4/30/10                    10/31/09
--------------------------------------------------------------------------------
       A                          $ 10.58                    $ 10.84
--------------------------------------------------------------------------------
       C                          $ 10.57                    $ 10.82
--------------------------------------------------------------------------------
       Y                          $ 10.61                    $ 10.85
--------------------------------------------------------------------------------

Distributions per Share: 11/1/09-4/30/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Net Investment       Short-Term        Long-Term
     Class                Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
      A                  $0.2174               $ --             $ --
--------------------------------------------------------------------------------
      C                  $0.1691               $ --             $ --
--------------------------------------------------------------------------------
      Y                  $0.2187               $ --             $ --
--------------------------------------------------------------------------------


Index Definitions
--------------------------------------------------------------------------------
The Barclays Capital Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed-income markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts appearing on pages 10-12.


           Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    9

Performance Update | 4/30/10                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Aggregate Bond Fund at public offering price, compared to that of the Barclays Capital Global Aggregate Bond Index.


Average Annual Total Returns
(As of April 30, 2010)
--------------------------------------------------------------------------------
                                          Net Asset        Public Offering
Period                                    Value (NAV)      Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(12/28/07)                                 6.08%           4.02%
1 Year                                    14.25            9.14
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2010)
--------------------------------------------------------------------------------
                                          Gross            Net
--------------------------------------------------------------------------------
                                           2.90%           1.00%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Global          Barclays Capital Growth
                Aggregate Bond Fund        Aggregate Bond Index

12/07                 9,550                     10,000
4/08                  9,982                     10,460
4/09                  9,646                     10,229
4/10                 11,020                     11,176


Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

Performance Update | 4/30/10                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Aggregate Bond Fund, compared to that of the Barclays Capital Global Aggregate Bond Index.


Average Annual Total Returns
(As of April 30, 2010)
--------------------------------------------------------------------------------
                                          If               If
Period                                    Held             Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/28/07)                                 5.17%            5.17%
1 Year                                    13.37            13.37
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2010)
--------------------------------------------------------------------------------
                                          Gross            Net
--------------------------------------------------------------------------------
                                          3.57%             1.90%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Global          Barclays Capital Growth
                Aggregate Bond Fund        Aggregate Bond Index
12/07                10,000                     10,000
4/08                 10,429                     10,460
4/09                  9,976                     10,229
4/10                 11,309                     11,176



Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/11 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    11

Performance Update | 4/30/10                            Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Aggregate Bond Fund, compared to that of the Barclays Capital Global Aggregate Bond Index.


Average Annual Total Returns
(As of April 30, 2010)
--------------------------------------------------------------------------------
                                          If               If
Period                                    Held             Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/28/07)                                 6.24%            6.24%
1 Year                                    14.57            14.57
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2010)
--------------------------------------------------------------------------------
                                          Gross            Net
--------------------------------------------------------------------------------
                                           2.48%            2.48%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Global          Barclays Capital Growth
                Aggregate Bond Fund        Aggregate Bond Index
12/07                10,000                     10,000
 4/08                10,455                     10,460
 4/09                10,108                     10,229
 4/10                11,581                     11,176


Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global Aggregate Bond Fund

Based on actual returns from November 1, 2009 through April 30, 2010.


--------------------------------------------------------------------------------
Share Class                           A                C                Y
--------------------------------------------------------------------------------
Beginning Account                 $1,000.00        $1,000.00        $1,000.00
Value on 11/1/09
--------------------------------------------------------------------------------
Ending Account Value              $  996.10        $  992.50        $  998.10
(after expenses) on 4/30/10
--------------------------------------------------------------------------------
Expenses Paid                     $    4.95        $    9.39        $    3.67
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.90%, and 0.74% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global Aggregate Bond Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from November 1, 2009 through April 30, 2010.


--------------------------------------------------------------------------------
Share Class                           A                C                Y
--------------------------------------------------------------------------------
Beginning Account                 $1,000.00        $1,000.00        $1,000.00
Value on 11/1/09
--------------------------------------------------------------------------------
Ending Account Value              $1,019.84        $1,015.37        $1,021.12
(after expenses) on 4/30/10
--------------------------------------------------------------------------------
Expenses Paid                     $    5.01        $    9.49        $    3.71
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.90%, and 0.74% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


14    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

Schedule of Investments | 4/30/10 (unaudited)


---------------------------------------------------------------------------------------------------------
Principal           Floating      S&P/Moody's
Amount ($)          Rate (b)      Ratings                                                     Value
---------------------------------------------------------------------------------------------------------
                                                  CONVERTIBLE CORPORATE BONDS -- 0.4%
                                                  ENERGY -- 0.2%
                                                  Coal & Consumable Fuels -- 0.1%
20,000                               BB-/NR       Massey Energy Co., 3.25%, 8/1/15            $    16,825
---------------------------------------------------------------------------------------------------------
                                                  Oil & Gas Drilling -- 0.1%
10,000                              BBB+/Baa2     Transocean Sedco, 1.625%, 12/15/37          $     9,813
                                                                                              -----------
                                                  Total Energy                                $    26,638
---------------------------------------------------------------------------------------------------------
                                                  BANKS -- 0.2%
                                                  Regional Banks -- 0.2%
20,000                                A/A3        National City Corp., 4.0%, 2/1/11           $    20,300
                                                                                              -----------
                                                  Total Banks                                 $    20,300
---------------------------------------------------------------------------------------------------------
                                                  TOTAL CONVERTIBLE CORPORATE BONDS
                                                  (Cost $40,328)                              $    46,938
---------------------------------------------------------------------------------------------------------
 Shares
---------------------------------------------------------------------------------------------------------
                                                  PREFERRED STOCKS -- 0.2%
                                                  DIVERSIFIED FINANCIALS -- 0.2%
                                                  Diversified Financial Services -- 0.2%
    25                                            Bank of America Corp., 7.25%, 12/31/49      $    24,550
                                                                                              -----------
                                                  Total Diversified Financials                $    24,550
---------------------------------------------------------------------------------------------------------
                                                  TOTAL PREFERRED STOCKS
                                                  (Cost $20,367)                              $    24,550
---------------------------------------------------------------------------------------------------------
Principal
Amount ($)
---------------------------------------------------------------------------------------------------------
                                                  ASSET BACKED SECURITIES -- 2.3%
                                                  MATERIALS -- 0.1%
                                                  Steel -- 0.1%
11,324                   0.61        AAA/Aaa      New Century Home Equity Loan, Floating
                                                  Rate Note, 3/25/35                          $    10,931
                                                                                              -----------
                                                  Total Materials                             $    10,931
---------------------------------------------------------------------------------------------------------
                                                  BANKS -- 2.0%
                                                  Diversified Banks -- 0.2%
28,536                   0.35        AAA/Aaa      Wells Fargo Home Equity, Floating Rate
                                                  Note, 4/25/37                               $    27,652
---------------------------------------------------------------------------------------------------------
                                                  Thrifts & Mortgage Finance -- 1.8%
12,821                              BBB/Baa3      Citigroup Mortgage Loan Trust, 0.34606%,
                                                  1/25/37                                     $    12,280
 6,243                   0.36        AAA/Aa3      Citigroup Mortgage Loan Trust, Floating
                                                  Rate Note, 10/25/36                               6,188
26,600                   0.63       AAA/Baa2      Countrywide Asset Backed Certificates,
                                                  Floating Rate Note, 1/25/36                      23,336
25,000                   0.74        AA+/A3       Countrywide Asset Backed Certificates,
                                                  Floating Rate Note, 11/25/35                     23,019

The accompanying notes are an integral part of these financial statements.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    15

---------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount ($)     Rate (b)      Ratings                                                         Value
---------------------------------------------------------------------------------------------------------
                                              Thrifts & Mortgage Finance -- (continued)
    29,103          5.07        AAA/Ba2       Countrywide Asset Backed Certificates,
                                              Floating Rate Note, 12/25/35                   $    28,249
    34,215          5.56        AAA/Aaa       CRMSI 2006-2 A3, Floating Rate Note,
                                              9/25/36                                             33,678
    23,440          0.54        AAA/NR        First Franklin Mortgage Loan Asset Backed
                                              Certificates, Floating Rate Note, 10/25/35          23,012
     2,253          0.52        AAA/Aa2       GSAMP Trust, Floating Rate Note,
                                              11/25/35                                             2,216
    10,712          0.69         A/A2         GSAMP Trust, Floating Rate Note, 3/25/35            10,482
    15,510          0.64        AAA/Aa1       GSAMP Trust, Floating Rate Note, 9/25/35            15,076
     9,673          0.30        AAA/Aaa       Morgan Stanley ABS Capital, Inc., Floating
                                              Rate Note, 10/25/36                                  9,548
     5,803          0.32         B/A2         Morgan Stanley ABS Capital, Inc., Floating
                                              Rate Note, 12/25/36                                  5,532
     1,256                      A-/Aa2        Morgan Stanley Ixis Real Estate, 1.445%,
                                              11/25/36                                             1,227
    20,000          0.67        AA+/A3        RASC 2005-KS7 M1, Floating Rate Note,
                                              8/25/35                                             15,833
    13,492          0.51        BB/Baa1       SASC 2007-BC4 A3, Floating Rate Note,
                                              11/25/37                                            12,896
                                                                                             -----------
                                                                                             $   222,572
                                                                                             -----------
                                              Total Banks                                    $   250,224
---------------------------------------------------------------------------------------------------------
                                              DIVERSIFIED FINANCIALS -- 0.2%
                                              Diversified Financial Services -- 0.2%
    21,612                       AA/NR        DT Auto Owner Trust, 5.92%, 10/15/15           $    21,630
                                                                                             -----------
                                              Total Diversified Financials                   $    21,630
---------------------------------------------------------------------------------------------------------
                                              TOTAL ASSET BACKED SECURITIES
                                              (Cost $275,939)                                $   282,785
---------------------------------------------------------------------------------------------------------
                                              COLLATERALIZED MORTGAGE
                                              OBLIGATIONS -- 12.3%
                                              MATERIALS -- 0.6%
                                              Forest Products -- 0.4%
    50,000                      AAA/Aa1       TSTAR 2006-1A A, 5.668%, 10/15/36              $    51,175
---------------------------------------------------------------------------------------------------------
                                              Steel -- 0.2%
    18,832                      AAA/Aaa       GMAC Mortgage Corp. Loan Trust, 5.5%,
                                              11/25/33                                       $    19,309
                                                                                             -----------
                                              Total Materials                                $    70,484
---------------------------------------------------------------------------------------------------------
                                              COMMERCIAL SERVICES & SUPPLIES -- 0.2%
                                              Diversified Support Services -- 0.2%
    23,086                      AAA/NR        CW Capital Cobalt, Ltd., 5.174%,
                                              8/15/48                                        $    23,836
                                                                                             -----------
                                              Total Commercial Services & Supplies           $    23,836
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount ($)     Rate (b)      Ratings                                                        Value
------------------------------------------------------------------------------------------------------
                                              BANKS -- 8.0%
                                              Thrifts & Mortgage Finance -- 8.0%
   31,015                        NR/Aaa       Banc of America Alternative Loan Trust,
                                              5.0%, 7/25/19                                $    31,185
   20,420                        NR/Aaa       Banc of America Alternative Loan Trust,
                                              5.5%, 9/25/33                                     20,589
   33,824                        AAA/NR       Banc of America Funding Corp., 5.5%,
                                              1/25/36                                           32,920
   48,859                        AAA/Aaa      Bear Stearns Adjustable Rate Mortgage,
                                              4.754%, 10/25/33                                  49,206
   25,000                        AAA/Aaa      Citigroup Commercial Mortgage, 4.639%,
                                              5/15/43                                           25,641
   13,530                        NR/Aaa       Citigroup Commercial Mortgage, 5.273%,
                                              10/15/49                                          13,795
   11,049                        AAA/AAA      Countrywide Alternative Loan Trust, 5.0%,
                                              7/25/18                                           11,154
   33,995                        AAA/A1       Countrywide Alternative Loan Trust, 5.0%,
                                              8/25/19                                           34,181
   20,499                        AAA/Aa1      Countrywide Alternative Loan Trust, 5.5%,
                                              4/25/34                                           20,153
   10,596                        AAA/Aaa      CWHL 2004-5 1A1, 5.0%, 6/25/34                    10,600
    8,153                        NR/Aaa       DLJ Commercial Mortgage Corp., 7.18%,
                                              11/10/33                                           8,193
   25,000                        AAA/Aaa      GS Mortgage Securities Corp. II, 7.12%,
                                              11/18/29                                          26,887
   15,000                        AAA/Aaa      JPMCC 2002-C3 B, 5.146%, 7/12/35                  15,369
   40,833                        AAA/Aaa      JPMCC 2004-CB8 A1A, 4.158%, 1/12/39               40,937
   28,812                        AAA/Aa3      JPMorgan Mortgage Trust, 6.0%, 8/25/34            28,744
   35,785                        AAA/NR       Master Alternative Loans Trust, 4.5%,
                                              1/25/15                                           35,053
   19,759                         AA/NR       Master Alternative Loans Trust, 5.5%,
                                              10/25/19                                          19,830
   38,346                        AAA/AAA      Master Alternative Loans Trust, 6.0%,
                                              7/25/34                                           36,339
   26,178                        AAA/Aaa      Merrill Lynch Mortgage Trust, 4.556%,
                                              6/12/43                                           26,216
   15,587                       BBB/Baa1      RAAC Series, 6.0%, 1/25/32                        14,771
   25,000                        NR/Ba1       SBA CMBS Trust, 6.709%, 11/15/36                  25,949
7,482,845                        AAA/Aaa      Wachovia Bank Commercial Mortgage
                                              Trust, 0.015222%, 6/15/45                         12,362
  101,302                        AAA/Aaa      Wachovia Bank Commercial Mortgage,
                                              4.368%, 8/15/41                                  103,263
   50,000                        AAA/Aaa      Wachovia Bank Commercial Mortgage,
                                              4.957%, 8/15/35                                   50,875
   50,000                        AAA/Aaa      Wachovia Bank Commercial Mortgage,
                                              5.416%, 1/15/45                                   50,845
   25,000                       AAA/Baa1      WAMU 2003-S1 A5, 5.5%, 4/25/33                    24,959

The accompanying notes are an integral part of these financial statements.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    17

------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount ($)     Rate (b)      Ratings                                                       Value
------------------------------------------------------------------------------------------------------
                                              Thrifts & Mortgage Finance -- (continued)
    11,015                       BB/NR        WaMu Mortgage Pass-Through,
                                              4.82069%, 9/25/35                            $    11,077
    20,509          0.49        AAA/Aa1       WaMu Mortgage Pass-Through, Floating
                                              Rate Note, 4/25/45                                17,181
    51,518                      AAA/A1        Wells Fargo Mortgage Backed Securities,
                                              5.0%, 11/25/36                                    52,533
    19,416                       NR/B2        Wells Fargo Mortgage Backed Securities,
                                              5.0%, 3/25/21                                     18,992
    24,074                      AAA/NR        Wells Fargo Mortgage Backed Securities,
                                              5.25%, 8/25/33                                    24,007
    21,025                       A/A3         Wells Fargo Mortgage Backed Securities,
                                              5.5%, 10/25/35                                    20,206
     6,559                      NR/Ba2        Wells Fargo Mortgage Backed Securities,
                                              5.5%, 11/25/35                                     6,309
    21,846          3.13        AAA/Aaa       Wells Fargo Mortgage Backed Securities,
                                              Floating Rate Note, 9/25/34                       21,938
    17,827          4.55        AAA/Aaa       WFMBS 2003-N-1A1, Floating Rate Note,
                                              12/25/33                                          18,126
                                                                                           -----------
                                                                                           $   960,385
                                                                                           -----------
                                              Total Banks                                  $   960,385
------------------------------------------------------------------------------------------------------
                                              DIVERSIFIED FINANCIALS -- 2.5%
                                              Diversified Financial Services -- 2.3%
    33,000                      AAA/NR        Banc of America Mortgage Securities,
                                              5.0%, 8/25/33                                $    33,180
     9,208                      AAA/NR        Banc of America Mortgage Securities,
                                              5.75%, 1/25/35                                     9,279
    17,357          5.13        AAA/NR        Banc of America Mortgage Securities,
                                              Floating Rate Note, 9/25/35                       17,179
    13,581                       NR/A2        CMSI 2006-1 3A1, 5.0%, 2/25/36                    13,003
    29,464                      CCC/Ba2       RALI 2005-QA10 A41, 5.7412%,
                                              9/25/35                                           22,102
    14,127                      NR/Aa1        Residential Accredit Loans, Inc., 5.0%,
                                              3/25/19                                           13,785
    28,027                      NR/Aaa        Residential Accredit Loans, Inc., 5.0%,
                                              8/25/18                                           28,495
    61,198                      NR/Aaa        Residential Accredit, 5.0%, 5/25/19               61,755
    23,766          0.81        AAA/Aa2       Residential Accredit, Floating Rate Note,
                                              1/25/34                                           22,256
    64,517          0.81        AAA/Aa2       Residential Accredit, Floating Rate Note,
                                              10/25/17                                          62,299
                                                                                           -----------
                                                                                           $   283,333
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount ($)     Rate (b)      Ratings                                                       Value
------------------------------------------------------------------------------------------------------
                                              Investment Banking & Brokerage -- 0.2%
   18,467                       AAA/Aaa       Banc of America Comm, 4.05%, 11/10/38        $    18,779
1,332,987                       AAA/Aaa       MSDWC 2000-1345 X, 0.7259%, 9/3/15                 1,466
                                                                                           -----------
                                                                                           $    20,245
                                                                                           -----------
                                              Total Diversified Financials                 $   303,578
------------------------------------------------------------------------------------------------------
                                              REAL ESTATE -- 0.4%
                                              Mortgage Real Estate Investment Trusts -- 0.4%
   31,009                       AA+/Aa2       Credit Suisse First Boston Mortgage
                                              Securities, Floating Rate Note, 12/25/33     $    29,426
   23,803                       AAA/Aaa       Credit Suisse First Boston Mortgage
                                              Securities, 3.5%, 7/25/18                         22,968
                                                                                           -----------
                                                                                           $    52,394
                                                                                           -----------
                                              Total Real Estate                            $    52,394
------------------------------------------------------------------------------------------------------
                                              GOVERNMENT -- 0.6%
                                              Government -- 0.6%
   14,541                       AAA/Aaa       Fannie Mae Remics, 0.58125%, 9/25/20         $    14,531
   50,000                       AAA/Aaa       FHR 3211 PB, 5.5%, 2/15/33                        53,487
                                                                                           -----------
                                                                                           $    68,018
                                                                                           -----------
                                              Total Government                             $    68,018
------------------------------------------------------------------------------------------------------
                                              TOTAL COLLATERALIZED
                                              MORTGAGE OBLIGATIONS
                                              (Cost $1,468,281)                            $ 1,478,695
------------------------------------------------------------------------------------------------------
                                              CORPORATE BONDS -- 33.3%
                                              ENERGY -- 3.8%
                                              Integrated Oil & Gas -- 0.2%
   25,000                      BBB+/Baa1      Marathon Oil Corp., 5.9%, 3/15/18            $    27,196
------------------------------------------------------------------------------------------------------
                                              Oil & Gas Drilling -- 0.4%
   50,000                      BBB+/Baa2      Transocean Sedco, 1.5%, 12/15/37             $    48,250
------------------------------------------------------------------------------------------------------
                                              Oil & Gas Equipment & Services -- 0.3%
   25,000                      BBB/Baa1       Weatherford International, Ltd., 9.625%,
                                              3/1/19                                       $    32,332
------------------------------------------------------------------------------------------------------
                                              Oil & Gas Exploration & Production -- 0.5%
   10,000                      BBB/Baa2       Canadian Natural Resources, 5.9%,
                                              2/1/18                                       $    11,049
   50,000                       BB/Ba3        Chesapeake Energy Corp., 9.5%, 2/15/15            54,813
                                                                                           -----------
                                                                                           $    65,862
------------------------------------------------------------------------------------------------------
                                              Oil & Gas Refining & Marketing -- 0.8%
   40,000                        A/A2         Motiva Enterprises LLC, 5.75%,
                                              1/15/20 (144A)                               $    42,878
   25,000                      BBB/Baa2       Spectra Energy Capital, 6.2%, 4/15/18             27,429
   20,000                      BBB/Baa2       Valero Energy Corp., 9.375%, 3/15/19              24,534
                                                                                           -----------
                                                                                           $    94,841
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    19

---------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount ($)     Rate (b)      Ratings                                                    Value
---------------------------------------------------------------------------------------------------
                                              Oil & Gas Storage & Transportation -- 1.6%
    25,000                     BBB/Baa2       Buckeye Partners LP, 6.05%, 1/15/18       $    26,883
    25,000                     BBB/Baa2       DCP Midstream, 9.75%, 3/15/19                  32,553
    40,000                      BB/Ba1        Enterprise Products Operating, 7.0%,
                                              6/1/67                                         37,600
    10,000                     BBB/Baa2       Kinder Morgan Energy, 5.95%, 2/15/18           10,937
    30,000                     BBB-/Baa3      NGPL Pipeco LLC, 6.514%,
                                              12/15/12 (144A)                                32,963
    25,000                     BBB-/Baa3      Plains All America Pipeline, 6.125%,
                                              1/15/17                                        27,243
    10,000                      BBB+/A3       Questar Pipeline Co., 5.83%, 2/1/18            10,865
    10,000                     BBB/Baa2       Spectra Energy Capital LLC, 6.75%,
                                              7/15/18                                        11,057
                                                                                        -----------
                                                                                        $   190,101
                                                                                        -----------
                                              Total Energy                              $   458,582
---------------------------------------------------------------------------------------------------
                                              MATERIALS -- 1.7%
                                              Commodity Chemicals -- 0.2%
    20,000                       B+/B1        Nova Chemicals Corp., 8.375%,
                                              11/1/16 (144A)                            $    20,750
---------------------------------------------------------------------------------------------------
                                              Construction Materials -- 0.0%
     5,000                     BBB/Baa2       Holcim, Ltd., 6.0%, 12/30/19 (144A)       $     5,382
---------------------------------------------------------------------------------------------------
                                              Diversified Metals & Mining -- 0.2%
    25,000                     BBB+/Baa1      Rio Tinto Finance Plc, 8.95%, 5/1/14      $    30,290
---------------------------------------------------------------------------------------------------
                                              Fertilizers & Agricultural Chemicals -- 0.6%
    40,000                     BBB/Baa2       Agrium, Inc., 6.75%, 1/15/19              $    45,515
    25,000                      BB+/B1        CF Industries Holdings, Inc., 6.875%,
                                              5/1/18                                         26,063
                                                                                        -----------
                                                                                        $    71,578
---------------------------------------------------------------------------------------------------
                                              Specialty Chemicals -- 0.3%
    25,000                     BBB-/Baa3      Cytec Industries, Inc., 8.95%, 7/1/17     $    30,561
---------------------------------------------------------------------------------------------------
                                              Steel -- 0.4%
    30,000                     BBB/Baa3       ArcelorMittal, 6.125%, 6/1/18             $    32,340
    10,000                     BBB-/Baa2      Commercial Metals Co., 7.35%, 8/15/18          10,628
                                                                                        -----------
                                                                                        $    42,968
                                                                                        -----------
                                              Total Materials                           $   201,529
---------------------------------------------------------------------------------------------------
                                              CAPITAL GOODS -- 1.9%
                                              Aerospace & Defense -- 0.3%
    10,000                      BB/Ba3        DigitalGlobe, Inc., 10.5%, 5/1/14         $    10,950
    30,000                      BB/Ba2        Esterline Tech, 6.625%, 3/1/17                 29,775
                                                                                        -----------
                                                                                        $    40,725
---------------------------------------------------------------------------------------------------
                                              Building Products -- 0.5%
    55,000                      BBB/Ba2       Masco Corp., 7.125%, 3/15/20              $    56,420
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount ($)     Rate (b)      Ratings                                                       Value
------------------------------------------------------------------------------------------------------
                                              Construction & Farm Machinery & Heavy Trucks -- 0.1%
  10,000                       BBB/Baa3       Cummins, Inc., 6.75%, 2/15/27                $     9,969
------------------------------------------------------------------------------------------------------
                                              Electrical Component & Equipment -- 0.2%
  25,000                        B+/Ba2        Belden CDT, Inc., 7.0%, 3/15/17              $    24,625
------------------------------------------------------------------------------------------------------
                                              Industrial Conglomerates -- 0.1%
  10,000                        A-/Baa1       Tyco International Finance SA, 8.5%,
                                              1/15/19                                      $    12,685
------------------------------------------------------------------------------------------------------
                                              Industrial Machinery -- 0.3%
  15,000                       BBB+/Baa1      Ingersoll-Rand Global Holdings, 9.5%,
                                              4/15/14                                      $    18,391
  20,000                       BBB-/Ba1       Valmont Industries, Inc., 6.625%,
                                              4/20/20                                           20,608
                                                                                           -----------
                                                                                           $    38,999
------------------------------------------------------------------------------------------------------
                                              Trading Companies & Distributors -- 0.4%
  40,000                       BBB+/Baa1      GATX Financial Corp., 6.0%, 2/15/18          $    40,765
                                                                                           -----------
                                              Total Capital Goods                          $   224,188
------------------------------------------------------------------------------------------------------
                                              COMMERCIAL SERVICES & SUPPLIES -- 0.2%
                                              Office Services & Supplies -- 0.2%
  25,000                         A/A1         Pitney Bowes, Inc., 5.6%, 3/15/18            $    26,741
                                                                                           -----------
                                              Total Commercial Services & Supplies         $    26,741
------------------------------------------------------------------------------------------------------
                                              TRANSPORTATION -- 0.7%
                                              Railroads -- 0.7%
  25,000                        BBB+/A3       Burlington Northern Santa Fe Corp.,
                                              5.75%, 3/15/18                               $    27,246
  50,000                       BBB/Baa2       Union Pacific Corp., 5.7%, 8/15/18                53,893
                                                                                           -----------
                                                                                           $    81,139
                                                                                           -----------
                                              Total Transportation                         $    81,139
------------------------------------------------------------------------------------------------------
                                              CONSUMER DURABLES & APPAREL -- 0.2%
                                              Household Appliances -- 0.2%
  25,000                       BBB-/Baa3      Whirlpool Corp., 5.5%, 3/1/13                $    26,521
                                                                                           -----------
                                              Total Consumer Durables & Apparel            $    26,521
------------------------------------------------------------------------------------------------------
                                              CONSUMER SERVICES -- 0.9%
                                              Casinos & Gaming -- 0.3%
  25,000                       BBB/Baa2       International Game Technology, 7.5%,
                                              6/15/19                                      $    29,109
------------------------------------------------------------------------------------------------------
                                              Education Services -- 0.6%
  30,000                        AAA/Aaa       Leland Stanford Junior University, 4.75%,
                                              5/1/19                                       $    31,546
  40,000                        AAA/Aaa       President & Fellows of Harvard, 3.7%,
                                              4/1/13                                            42,142
                                                                                           -----------
                                                                                           $    73,688
                                                                                           -----------
                                              Total Consumer Services                      $   102,797
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    21

------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount ($)     Rate (b)      Ratings                                                      Value
------------------------------------------------------------------------------------------------------
                                              MEDIA -- 0.7%
                                              Broadcasting -- 0.3%
     5,000                     BBB+/Baa1      News America, Inc., 5.65%, 8/15/20          $     5,366
    27,693                     CCC/Caa2       Univision Communications, 9.75%,
                                              3/15/15 (144A) PIK                               25,131
                                                                                          -----------
                                                                                          $    30,497
------------------------------------------------------------------------------------------------------
                                              Cable & Satellite -- 0.4%
    25,000                     BBB+/Baa1      British Sky Broadcasting, 6.1%,
                                              2/15/18 (144A)                              $    27,357
    10,000                     BBB/Baa2       Time Warner Cable, Inc., 8.25%, 4/1/19           12,223
     5,000                     BBB/Baa2       Time Warner Cable, Inc., 8.75%, 2/14/19           6,265
                                                                                          -----------
                                                                                          $    45,845
                                                                                          -----------
                                              Total Media                                 $    76,342
------------------------------------------------------------------------------------------------------
                                              FOOD, BEVERAGE & TOBACCO -- 0.8%
                                              Brewers -- 0.2%
    20,000                     BBB+/Baa2      Anheuser-Busch InBev Worldwide, Inc.,
                                              7.75%, 1/15/19 (144A)                       $    24,073
------------------------------------------------------------------------------------------------------
                                              Packaged Foods & Meats -- 0.4%
    45,000                     BBB-/Baa2      Kraft Foods, Inc., 6.5%, 2/9/40             $    48,428
------------------------------------------------------------------------------------------------------
                                              Tobacco -- 0.2%
    25,000                     BBB/Baa1       UST, Inc., 5.75%, 3/1/18                    $    25,129
                                                                                          -----------
                                              Total Food, Beverage & Tobacco              $    97,630
------------------------------------------------------------------------------------------------------
                                              HEALTH CARE EQUIPMENT & SERVICES -- 0.1%
                                              Health Care Facilities -- 0.1%
    10,000                      BB/Ba3        HCA, Inc., 8.5%, 4/15/19                    $    10,988
     5,000                      BB-/B2        HCA, Inc., 9.125%, 11/15/14                       5,319
                                                                                          -----------
                                                                                          $    16,307
                                                                                          -----------
                                              Total Health Care Equipment & Services      $    16,307
------------------------------------------------------------------------------------------------------
                                              PHARMACEUTICALS & BIOTECHNOLOGY -- 0.2%
                                              Biotechnology -- 0.2%
    25,000                     BBB+/Baa3      Biogen Idec, Inc., 6.0%, 3/1/13             $    27,279
                                                                                          -----------
                                              Total Pharmaceuticals & Biotechnology       $    27,279
------------------------------------------------------------------------------------------------------
                                              BANKS -- 6.3%
                                              Diversified Banks -- 4.5%
    80,000     5.18             AA-/Aa3       BNP Paribas SA, Floating Rate Note,
                                              10/17/16                                    $   104,558
    80,000     5.16              A/A1         DNB NOR Bank ASA, Floating Rate Note,
                                              9/28/15                                         103,470
   100,000     5.22              A/Aa3        Intesa Sanpaolo S.p.A., Floating Rate
                                              Note, 2/8/16                                    132,625
    85,000                      AAA/Aaa       International Bank Recon & Development,
                                              5.75%, 10/21/19                                  75,694
    40,000                      AAA/Aaa       Rabobank Nederland NV, 0.0%, 3/3/15              16,148

The accompanying notes are an integral part of these financial statements.


22    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

-----------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount ($)     Rate (b)      Ratings                                                            Value
-----------------------------------------------------------------------------------------------------------
                                              Diversified Banks -- (continued)
    80,000          3.63         A-/A3        Standard Chartered, Floating Rate Note,
                                              2/3/17                                            $   107,498
                                                                                                -----------
                                                                                                $   539,993
-----------------------------------------------------------------------------------------------------------
                                              Regional Banks -- 1.8%
    25,000                      BBB+/A3       KeyBank NA, 5.8%, 7/1/14                          $    26,520
    15,000                     BBB+/Baa1      Keycorp, 6.5%, 5/14/13                                 16,322
    25,000                      A+/Aa3        Mellon Funding Corp., 5.5%, 11/15/18                   26,227
    65,000          8.25       BBB/Baa3       PNC Funding Corp., Floating Rate Note,
                                              5/29/49                                                68,992
    20,000                      AA-/Aa3       Wachovia Bank NA, 6.0%, 11/15/17                       21,690
    50,000          7.70        A-/Ba1        Wells Fargo & Co., Floating Rate Note,
                                              12/29/49                                               52,000
                                                                                                -----------
                                                                                                $   211,751
                                                                                                -----------
                                              Total Banks                                       $   751,744
-----------------------------------------------------------------------------------------------------------
                                              DIVERSIFIED FINANCIALS -- 5.2%
                                              Asset Management & Custody Banks -- 0.2%
    25,000                       A-/A3        Eaton Vance Corp., 6.5%, 10/2/17                  $    27,816
-----------------------------------------------------------------------------------------------------------
                                              Consumer Finance -- 1.2%
    30,000                       B/B2         American General Finance,
                                              6.9%, 12/15/17                                    $    25,188
    35,000                       A+/A1        America Honda Finance,
                                              6.7%, 10/1/13 (144A)                                   39,082
    40,000                      BB/Baa3       Capital One Capital VI, 8.875%, 5/15/40                44,413
    25,000                       A/A2         Caterpillar Financial, 7.05%, 10/1/18                  29,414
    10,000                     BBB/Baa2       Nissan Motor Acceptance Corp., 4.5%,
                                              1/30/15 (144A)                                         10,097
                                                                                                -----------
                                                                                                $   148,194
-----------------------------------------------------------------------------------------------------------
                                              Diversified Financial Services -- 1.3%
    35,000                     BBB-/Baa3      AngloGold Ashanti Holdings, 5.375%,
                                              4/15/20                                           $    35,386
    65,000                      AAA/Aaa       European Investment Bank, 0.0%, 3/2/15                 26,678
    15,000                      AA+/Aa2       General Electric Capital Corp., 4.0%, 2/15/12          15,390
    25,000                      A+/Aa3        JPMorgan Chase & Co., 6.0%, 1/15/18                    26,956
    50,000                     BBB+/Baa1      JPMorgan Chase & Co., 7.9%, 4/29/49                    52,513
                                                                                                -----------
                                                                                                $   156,923
-----------------------------------------------------------------------------------------------------------
                                              Investment Banking & Brokerage -- 1.7%
   110,000          5.79       BBB/Baa2       Goldman Sachs Capital, Floating Rate
                                              Note, 12/29/49                                    $    87,038
    10,000                       A-/A2        Macquarie Group, Ltd., 6.0%, 1/14/20                   10,212
    50,000                       A/A2         Merrill Lynch & Co., 5.45%, 2/5/13                     53,179
    45,000                       A/A2         Morgan Stanley Dean Witter,
                                              6.625%, 4/1/18                                         47,711
                                                                                                -----------
                                                                                                $   198,140
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    23

-----------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount ($)     Rate (b)      Ratings                                                           Value
-----------------------------------------------------------------------------------------------------------
                                              Specialized Finance -- 0.8%
  41,000                       BBB/Baa3       Cantor Fitzgerald LP, 7.875%, 10/15/19          $    41,587
  46,627                        NR/Ba1        Coso Geothermal Power Holdings, 7.0%,
                                              7/15/26 (144A)                                       44,564
  10,000                         A+/A1        National Rural Utilities Corp., 5.45%,
                                              2/1/18                                               10,776
                                                                                              -----------
                                                                                              $    96,927
                                                                                              -----------
                                              Total Diversified Financials                    $   628,000
-----------------------------------------------------------------------------------------------------------
                                              INSURANCE -- 3.9%
                                              Insurance Brokers -- 0.2%
  25,000                        BB+/B1        Leucadia National, 7.125%,
                                              3/15/17 (144A)                                  $    24,750
-----------------------------------------------------------------------------------------------------------
                                              Life & Health Insurance -- 1.5%
  35,000                       BBB/Baa3       Delphi Financial Group, Inc., 7.875%,
                                              1/31/20                                         $    37,615
  15,000                        A-/Baa2       Lincoln National Corp., 8.75%, 7/1/19                18,711
  35,000                       BBB/Baa2       MetLife, Inc., 10.75%, 8/1/39                        45,092
  45,000                        A-/Baa2       Protective Life Corp., 7.375%, 10/15/19              49,066
  25,000                        A/Baa2        Prudential Financial, 5.15%, 1/15/13                 26,611
                                                                                              -----------
                                                                                              $   177,095
-----------------------------------------------------------------------------------------------------------
                                              Multi-Line Insurance -- 1.2%
  80,000            6.75        BBB+/A3       AXA SA, Floating Rate Note, 12/15/20            $   107,672
  45,000            7.00        BB/Baa3       Liberty Mutual Group, 7.0%,
                                              3/15/37 (144A)                                       39,881
                                                                                              -----------
                                                                                              $   147,553
-----------------------------------------------------------------------------------------------------------
                                              Property & Casualty Insurance -- 0.6%
  50,000                       BBB-/Baa3      The Hanover Insurance Group, Inc., 7.5%,
                                              3/1/20                                          $    52,431
  25,000                        BB-/Ba1       The Hanover Insurance Group, Inc.,
                                              8.207%, 2/3/27                                       23,313
                                                                                              -----------
                                                                                              $    75,744
-----------------------------------------------------------------------------------------------------------
                                              Reinsurance -- 0.4%
  40,000                       BBB+/BBB+      Platinum Underwriters HD, 7.5%, 6/1/17          $    43,531
                                                                                              -----------
                                              Total Insurance                                 $   468,673
-----------------------------------------------------------------------------------------------------------
                                              REAL ESTATE -- 2.5%
                                              Diversified Real Estate Activities -- 0.3%
  35,000                         A-/A2        WEA Finance LLC, 7.125%, 4/15/18                $    39,554
-----------------------------------------------------------------------------------------------------------
                                              Diversified Real Estate Investment Trusts -- 0.5%
  40,000                       BBB+/Baa1      Dexus Finance Pty, Ltd., 7.125%,
                                              10/15/14                                        $    44,201
  10,000                       BBB/Baa2       Digital Realty Trust LP, 5.875%, 2/1/20
                                              (144A)                                               10,046
                                                                                              -----------
                                                                                              $    54,247
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


24    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

----------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount ($)     Rate (b)      Ratings                                                     Value
----------------------------------------------------------------------------------------------------
                                              Office Real Estate Investment Trusts -- 0.2%
  25,000                       BBB/Baa2       Mack-Cali Realty LP, 5.125%, 2/15/14       $    25,315
----------------------------------------------------------------------------------------------------
                                              Retail Real Estate Investment Trusts -- 0.3%
  35,000                        BB/Baa3       Developers Diversified Realty, 7.5%,
                                              4/1/17                                     $    36,352
----------------------------------------------------------------------------------------------------
                                              Specialized Real Estate Investment Trusts -- 1.2%
  10,000                       BBB-/Baa2      Health Care REIT, Inc., 6.2%, 6/1/16       $    10,744
  25,000                       BBB-/Baa3      Healthcare Realty Trust, Inc., 6.5%,
                                              1/17/17                                         26,179
  25,000                       BBB/Baa2       Hospitality Properties Trust, 7.875%,
                                              8/15/14                                         27,535
  45,000                       BBB-/Ba1       Senior Housing Properties Trust, 6.75%,
                                              4/15/20                                         44,550
  35,000                       BBB-/Baa3      Ventas Realty L /V, 6.5%, 6/1/16                36,138
                                                                                         -----------
                                                                                         $   145,146
                                                                                         -----------
                                              Total Real Estate                          $   300,614
----------------------------------------------------------------------------------------------------
                                              SOFTWARE & SERVICES -- 0.9%
                                              Data Processing & Outsourced Services -- 0.3%
  40,000                        B-/Caa1       First Data Corp., 9.875%, 9/24/15          $    36,600
----------------------------------------------------------------------------------------------------
                                              Internet Software & Services -- 0.6%
  45,000                         NR/A2        GTP Towers Issuer LLC, 4.436%,
                                              2/15/15 (144A)                             $    45,530
  25,000                         B-/B1        Terremark Worldwide, Inc., 12.0%,
                                              6/15/17                                         28,750
                                                                                         -----------
                                                                                         $    74,280
                                                                                         -----------
                                              Total Software & Services                  $   110,880
----------------------------------------------------------------------------------------------------
                                              SEMICONDUCTORS -- 0.2%
                                              Semiconductor Equipment -- 0.2%
  25,000                       BBB/Baa1       Klac Instruments Corp., 6.9%, 5/1/18       $    27,646
                                                                                         -----------
                                              Total Semiconductors                       $    27,646
----------------------------------------------------------------------------------------------------
                                              TELECOMMUNICATION SERVICES -- 1.7%
                                              Alternative Carriers -- 0.1%
  10,000                       CCC+/Caa1      Paetec Holdings, 9.5%, 7/15/15             $    10,188
----------------------------------------------------------------------------------------------------
                                              Integrated Telecommunication Services -- 1.3%
  40,000                       BBB+/Baa1      Deutsche Telekom AG, 3.75%, 4/22/14        $    39,595
  20,000                       BBB-/Baa3      Embarq Corp., 7.082%, 6/1/16                    22,057
  20,000                         A-/A1        Qtel International FIN, Ltd., 6.5%,
                                              6/10/14                                         21,807
  50,000                        A-/Baa1       Telefonica Emisiones SAU, 5.496%,
                                              4/1/16                                          73,088
                                                                                         -----------
                                                                                         $   156,547
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    25

----------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount ($)     Rate (b)      Ratings                                                           Value
----------------------------------------------------------------------------------------------------------
                                              Wireless Telecommunication Services -- 0.3%
    35,000                      B+/Ba2        Cricket Communications, Inc., 7.75%,
                                              5/15/16                                          $    36,313
                                                                                               -----------
                                              Total Telecommunication Services                 $   203,048
----------------------------------------------------------------------------------------------------------
                                              UTILITIES -- 1.4%
                                              Electric Utilities -- 1.1%
    10,000                     BBB+/Baa1      CenterPoint Energy Houston Electric LLC,
                                              7.0%, 3/1/14                                     $    11,408
    10,000                      A-/Baa1       Commonwealth Edison Co., 6.15%, 9/15/17               11,182
    25,000                     BBB/Baa3       Commonwealth Edison Co., 6.95%, 7/15/18               28,675
    25,000                     BBB+/Baa2      NY State Gas and Electric, 6.15%,
                                              12/15/17 (144A)                                       25,668
    35,000                     BB+/Baa3       Public Service of New Mexico, 7.95%,
                                              5/15/18                                               37,344
    10,000                      BBB+/A3       West Penn Power Co., 5.95%, 12/15/17                  10,363
                                                                                               -----------
                                                                                               $   124,640
----------------------------------------------------------------------------------------------------------
                                              Independent Power Producer & Energy Traders -- 0.3%
    39,803                     BBB-/Baa3      Panoche Energy Center LLC, 6.88%,
                                              7/31/29 (144A)                                   $    39,932
                                                                                               -----------
                                              Total Utilities                                  $   164,572
----------------------------------------------------------------------------------------------------------
                                              TOTAL CORPORATE BONDS
                                              (Cost $3,715,137)                                $ 3,994,232
----------------------------------------------------------------------------------------------------------
                                              U.S. GOVERNMENT AGENCY
                                              OBLIGATIONS -- 11.9%
   145,928                      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.5%,
                                              1/1/38                                           $   158,477
   202,927                      AAA/Aaa       Federal Home Loan Mortgage Corp., 6.5%,
                                              8/1/37                                               217,555
   306,171                      AAA/Aaa       Federal National Mortgage Association,
                                              6.5%, 4/1/38                                         332,338
    25,000                      AAA/Aaa       U.S. Treasury Bonds, 6.25%, 8/15/23                   30,578
    55,714                      AAA/Aaa       U.S. Treasury Inflation Notes, 1.875%,
                                              7/15/15                                               59,688
   201,900                      AAA/Aaa       U.S. Treasury Inflation Notes, 2.5%, 1/15/29         223,794
   100,000                      AAA/Aaa       U.S. Treasury Notes, 1.25%, 11/30/10                 100,543
    50,000                      AAA/Aaa       U.S. Treasury Notes, 3.0%, 9/30/16                    50,074
   100,000                      AAA/Aaa       U.S. Treasury Notes, 3.125%, 5/15/19                  96,617
    30,000                      AAA/Aaa       U.S. Treasury Notes, 4.25%, 5/15/39                   28,645
    60,000                      AAA/Aaa       U.S. Treasury Notes, 4.5%, 2/15/36                    60,319
    10,000                      AAA/Aaa       U.S. Treasury Notes, 4.5%, 5/15/38                     9,997
    60,000                      AAA/Aaa       U.S. Treasury Notes, 4.5%, 8/15/39                    59,700
                                                                                               -----------
                                                                                               $ 1,428,325
----------------------------------------------------------------------------------------------------------
                                              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                                              (Cost $1,385,708)                                $ 1,428,325
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


26    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

-------------------------------------------------------------------------------------------------------
Principal          Floating      S&P/Moody's
Amount ($)         Rate (b)      Ratings                                                    Value
-------------------------------------------------------------------------------------------------------
                                                  FOREIGN GOVERNMENT BONDS -- 34.8%
EURO 50,000                          AAA/Aaa      Austria Government Bonds, 4.15%,
                                                  3/15/37                                   $    67,960
EURO 25,000                          AA+/Aa1      Belgium Government Bonds, 5.5%,
                                                  3/28/28                                        39,776
EURO 129,000                         AA/Aaa       Bonos Y Oblig Del Es, 4.4%, 1/31/15           181,829
EURO 100,000                         AAA/NR       Bundesobligation, 2.5%, 10/10/14              137,233
EURO 100,000                         AAA/NR       Bundesrepublik Deutschland, 3.25%,
                                                  1/4/20                                        136,294
EURO 150,000                         AAA/Aaa      Bundesrepublik Deutschland, 6.5%,
                                                  7/4/27                                        274,417
EURO 110,000                         A+/Aa2       Buoni Poliennali DE, 4.75%, 2/1/13            156,813
CAD 25,000                           AAA/Aaa      Canada Housing Trust No. 1, 3.75%,
                                                  3/15/20                                        24,113
CAD 225,000                          AAA/Aaa      Canada Housing Trust, 3.55%, 9/15/13          226,268
DKK 100,000                          AAA/Aaa      Denmark Government Bonds, 4.0%,
                                                  11/15/10                                       18,170
DKK 170,000                          AAA/Aaa      Denmark Government Bonds, 4.0%,
                                                  11/15/15                                       32,875
DKK 50,000                           AAA/Aaa      Denmark Government Bonds, 4.5%,
                                                  11/15/39                                       10,129
DKK 75,000                           AAA/Aaa      Denmark Government Bonds, 6.0%,
                                                  11/15/11                                       14,435
EURO 150,000                         AAA/Aaa      France Government Bonds, 3.0%,
                                                  10/25/15                                      206,397
EURO 25,000                          AAA/Aaa      France Government Bonds, 4.0%,
                                                  10/25/38                                       33,973
EURO 117,000                         AAA/Aaa      Government of France, 3.75%, 4/25/21          160,973
EURO 50,000                          A+/Aa2       Italy Buoni Polienna, 3.75%, 8/1/16            69,032
EURO 25,000                          A+/Aa2       Italy Buoni Polienna, 6.5%, 11/1/27            40,436
JPY 20,000,000                       AA/Aa2       Japan Government 10-Year, 1.7%,
                                                  9/20/16                                       226,332
JPY 17,000,000                       AA/Aa3       Japan Government 20-Year, 1.5%,
                                                  3/20/19                                       186,822
JPY 2,500,000                        AA/Aa2       Japan Government 30-Year, 2.3%,
                                                  12/20/36                                       27,434
JPY 37,000,000                       AA/Aa2       Japan Government 5-Year, 1.2%,
                                                  3/20/12                                       401,410
EURO 100,000                         NR/Aaa       Netherlands Government, 4.25%,
                                                  7/15/13                                       145,169
EURO 91,000                          NR/Aaa       Netherlands Government, 5.5%, 1/15/28         149,794
NOK 150,000                          AAA/Aaa      Norway Government Bonds, 4.25%,
                                                  5/19/17                                        26,916
NOK 275,000                          AAA/Aaa      Norway Government Bonds, 5.0%,
                                                  5/15/15                                        51,106
EURO 50,000                          A-/Aa2       Portugal Obrigacoes do Tesouro, 3.85%,
                                                  4/15/21                                        58,770

The accompanying notes are an integral part of these financial statements.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    27

---------------------------------------------------------------------------------------------------------
Principal        Floating      S&P/Moody's
Amount ($)       Rate (b)      Ratings                                                        Value
---------------------------------------------------------------------------------------------------------
                                                Foreign Government Bonds -- (continued)
  EURO 50,000                     AAA/Aaa       Republic of Austria, 4.35%, 3/15/19           $    72,264
 EURO 110,000                     AAA/Aaa       Republic of Austria, 7.0%, 7/15/14                159,387
 EURO 100,000                     AA/Aaa        Spain Government Bonds, 4.1%, 7/30/18             135,420
  SEK 200,000                     AAA/Aaa       Sweden Government Bonds, 3.75%,
                                                8/12/17                                            29,237
  SEK 150,000                     AAA/Aaa       Sweden Government Bonds, 4.5%,
                                                8/12/15                                            22,972
   GBP 75,000                     AAA/NR        United Kingdom Gilt, 2.25%, 3/7/14                114,673
   GBP 50,000                     AAA/NR        United Kingdom Gilt, 4.25%, 9/7/39                 73,433
   GBP 92,000                     AAA/Aaa       United Kingdom Treasury, 4.25%,
                                                12/7/27                                           138,112
   GBP 50,000                     AAA/Aaa       United Kingdom Treasury, 4.75%, 3/7/20             81,604
   GBP 25,000                     AAA/Aaa       United Kingdom Treasury, 4.75%, 9/7/15             41,896
   GBP 30,000                     AAA/Aaa       United Kingdom Treasury, 5.0%, 9/7/14              50,719
   GBP 75,000                     AAA/Aaa       United Kingdom Treasury, 8.75%,
                                                8/25/17                                           154,456
                                                                                              -----------
                                                                                              $ 4,179,049
---------------------------------------------------------------------------------------------------------
                                                TOTAL FOREIGN GOVERNMENT BONDS
                                                (Cost $4,182,183)                             $ 4,179,049
---------------------------------------------------------------------------------------------------------
                                                MUNICIPAL BONDS -- 1.1%
                                                Municipal General -- 0.4%
       25,000                     A+/A2        State of Illinois, 1.395%, 2/1/11             $    25,032
       15,000                     A+/Aa3        State of Illinois, 3.321%, 1/1/13                  15,184
                                                                                              -----------
                                                                                              $    40,216
---------------------------------------------------------------------------------------------------------
                                                Municipal Higher Education -- 0.7%
       50,000                     AAA/Aa3       California State University Revenue, 5.0%,
                                                11/1/39                                       $    50,559
       25,000                     AAA/Aaa       Connecticut State Health & Education,
                                                5.0%, 7/1/42                                       26,242
       10,000                     AAA/Aaa       Massachusetts Health & Educational
                                                Facilities, 5.5%, 7/1/36                           11,311
                                                                                              -----------
                                                                                              $    88,112
---------------------------------------------------------------------------------------------------------
                                                TOTAL MUNICIPAL BONDS
                                                (Cost $123,756)                               $   128,328
---------------------------------------------------------------------------------------------------------
                                                TOTAL INVESTMENT IN SECURITIES -- 96.3%
                                                (Cost $11,211,699)(a)                         $11,562,902
---------------------------------------------------------------------------------------------------------
                                                OTHER ASSETS AND LIABILITIES -- 3.7%          $   440,297
---------------------------------------------------------------------------------------------------------
                                                TOTAL NET ASSETS -- 100.0%                    $12,003,199
=========================================================================================================

*     Non-income producing security.


NR    Not rated by either S&P or Moody's.


PIK   Represents a pay in kind security.

The accompanying notes are an integral part of these financial statements.


28    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2010, the value of these securities amounted to $458,084 or 3.8% of total net assets.

(a) At April 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $11,211,699 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an
             excess of value over tax cost                                              $ 615,804
           Aggregate gross unrealized loss for all investments in which there is an
             excess of tax cost over value                                               (264,601)
                                                                                        ---------
           Net unrealized gain                                                          $ 351,203
                                                                                        =========


(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

       Principal amounts are denominated in U.S. Dollars unless otherwise denoted:


CAD    Canadian Dollar
DKK    Danish Kroner
EURO   Euro
GBP    British Pound Sterling
JPY    Japanese Yen
NOK    Norwegian Krone
SEK    Swedish Krone

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2010 aggregated $3,964,488 and $1,825,692, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of April 30, 2010, in valuing the Fund's assets:

-------------------------------------------------------------------------------------------------
                                           Level 1       Level 2          Level 3       Total
-------------------------------------------------------------------------------------------------
Convertible Corporate Bonds               $    --     $    46,938           $--      $    46,938
Preferred Stocks                           24,550              --            --           24,550
Asset Backed Securities                        --         282,785            --          282,785
Collateralized Mortgage Obligations            --       1,478,695            --        1,478,695
Corporate Bonds                                --       3,994,232            --        3,994,232
U.S. Government Agency Obligations             --       1,428,325            --        1,428,325
Foreign Government Bonds                       --       4,179,049            --        4,179,049
Municipal Bonds                                --         128,328            --          128,328
-------------------------------------------------------------------------------------------------
  Total                                    $24,550    $11,538,352           $--      $11,562,902
=================================================================================================
 Other Financial Instruments*             $     --    $   (38,181)          $--      $   (38,181)

* Other financial instruments include foreign exchange contracts.

The accompanying notes are an integral part of these financial statements.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    29

Statement of Assets and Liabilities | 4/30/10 (unaudited)


ASSETS:
  Investment in securities, at fair value (cost $11,211,699)              $11,562,902
  Cash                                                                        130,708
  Foreign currencies, at value (cost $281,777)                                290,249
  Receivables --
   Fund shares sold                                                             9,867
   Interest                                                                   131,451
   Due from Pioneer Investment Management, Inc.                                 3,596
  Other                                                                        22,728
-------------------------------------------------------------------------------------
     Total assets                                                         $12,151,501
-------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                        $     9,222
   Fund shares repurchased                                                     32,873
   Dividends                                                                   18,581
   Forward foreign currency portfolio hedge contracts, net                     38,181
  Due to affiliates                                                             5,509
  Accrued expenses                                                             43,936
-------------------------------------------------------------------------------------
     Total liabilities                                                    $   148,302
-------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                         $11,745,534
  Distributions in excess of net investment income                             (8,958)
  Accumulated net realized loss on investments and foreign currency
   transactions                                                               (52,054)
  Net unrealized gain on investments                                          351,203
  Net unrealized loss on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                   (32,526)
-------------------------------------------------------------------------------------
     Total net assets                                                     $12,003,199
=====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $5,088,113/480,955 shares)                            $     10.58
  Class C (based on $3,407,409/322,400 shares)                            $     10.57
  Class Y (based on $3,507,677/330,486 shares)                            $     10.61
MAXIMUM OFFERING PRICE:
  Class A ($10.58 [divided by] 95.5%)                                     $     11.08
=====================================================================================


The accompanying notes are an integral part of these financial statements.


30    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

Statement of Operations (unaudited)

For the Six Months Ended 4/30/10


INVESTMENT INCOME:
  Dividends                                                                $      906
  Interest (net of foreign taxes withheld of $8)                              254,817
  Income from securities loaned, net                                                2
-----------------------------------------------------------------------------------------------------
     Total investment income                                                               $  255,725
-----------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                          $   30,496
  Transfer agent fees and expenses
   Class A                                                                      5,053
   Class C                                                                      1,846
   Class Y                                                                         46
  Distribution fees
   Class A                                                                      7,129
   Class C                                                                     17,254
  Shareholder communication expense                                             2,041
  Administrative reimbursements                                                 1,823
  Custodian fees                                                                3,865
  Registration fees                                                            23,782
  Professional fees                                                            31,568
  Printing expense                                                             14,241
  Fees and expenses of nonaffiliated trustees                                   3,511
  Miscellaneous                                                                 2,535
-----------------------------------------------------------------------------------------------------
     Total expenses                                                                        $  145,190
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                                    (72,680)
-----------------------------------------------------------------------------------------------------
     Net expenses                                                                          $   72,510
-----------------------------------------------------------------------------------------------------
       Net investment income                                                               $  183,215
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
   Investments                                                             $  (31,593)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                         (7,726)     $  (39,319)
-----------------------------------------------------------------------------------------------------
  Change in net unrealized loss on:
   Investments                                                             $ (150,835)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                        (64,037)     $ (214,872)
-----------------------------------------------------------------------------------------------------
  Net loss on investments and foreign currency transactions                                $ (254,191)
-----------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                                     $  (70,976)
=====================================================================================================


The accompanying notes are an integral part of these financial statements.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    31

Statements of Changes in Net Assets

For the Six Months Ended 4/30/10 and the Year Ended 10/31/09, respectively


---------------------------------------------------------------------------------------------------
                                                                     Six Months
                                                                     Ended
                                                                     4/30/10           Year Ended
                                                                     (unaudited)       10/31/09
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $   183,215       $   289,272
Net realized gain on investments, futures contracts and foreign
  currency transactions                                                  (39,319)           45,796
Change in net unrealized gain on investments, futures contracts
  and foreign currency transactions                                     (214,872)        1,239,381
---------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations              $   (70,976)      $ 1,574,449
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.22 and $0.37 per share, respectively)                 $  (118,202)      $  (145,178)
   Class C ($0.17 and $0.28 per share, respectively)                     (55,345)          (71,344)
   Class Y ($0.22 and $0.37 per share, respectively)                     (63,932)          (61,201)
---------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $  (237,479)      $  (277,723)
---------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $ 4,322,304       $ 3,432,436
Reinvestment of distributions                                             93,607            94,404
Cost of shares repurchased                                            (2,627,035)       (1,942,145)
---------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     Fund share transactions                                         $ 1,788,876       $ 1,584,695
---------------------------------------------------------------------------------------------------
   Net increase in net assets                                        $ 1,480,421       $ 2,881,421
NET ASSETS:
Beginning of period                                                   10,522,778         7,641,357
---------------------------------------------------------------------------------------------------
End of period                                                        $12,003,199       $10,522,778
---------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net investment income     $    (8,958)      $    45,306
---------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


32    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

----------------------------------------------------------------------------------------------
                                  '10 Shares      '10 Amount        '09 Shares      '09 Amount
                                  (unaudited)     (unaudited)
----------------------------------------------------------------------------------------------
Class A
Shares sold                        130,634        $1,404,969         230,227        $2,345,229
Reinvestment of distributions        6,578            70,148           7,467            75,053
Less shares repurchased           (157,496)       (1,673,182)       (128,680)       (1,244,381)
----------------------------------------------------------------------------------------------
   Net increase (decrease)         (20,284)       $ (198,065)        109,014        $1,175,901
==============================================================================================
Class C
Shares sold                         65,513        $  705,800         106,781        $1,087,207
Reinvestment of distributions        2,201            23,438           1,935            19,351
Less shares repurchased            (48,383)         (514,071)        (73,309)         (697,764)
----------------------------------------------------------------------------------------------
   Net increase                     19,331        $  215,167          35,407        $  408,794
==============================================================================================
Class Y
Shares sold                        205,183        $2,211,535              --        $       --
Reinvestment of distributions            2                21              --                --
Less shares repurchased            (41,365)         (439,782)             --                --
----------------------------------------------------------------------------------------------
   Net increase                    163,820        $1,771,774              --        $       --
==============================================================================================


The accompanying notes are an integral part of these financial statements.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    33

Financial Highlights


-------------------------------------------------------------------------------------------------------------
                                                          Six Months                           12/28/07 (a)
                                                          Ended                                (Commencement
                                                          4/30/10               Year Ended     of Operations)
                                                          (unaudited)           10/31/09       to 10/31/08
-------------------------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period                     $10.84                $ 9.25         $10.00
-------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                   $ 0.16                $ 0.39         $ 0.25
  Net realized and unrealized gain (loss) on
    investments                                            (0.20)                 1.57          (0.75)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      investment operations                               $(0.04)               $ 1.96         $(0.50)
 Distributions to shareowners:
  Net investment income                                    (0.22)                (0.37)         (0.18)
  Net realized gain                                           --                    --          (0.02)
  Tax return of capital                                       --                    --          (0.05)
-------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value               $(0.26)               $ 1.59         $(0.75)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $10.58                $10.84         $ 9.25
=============================================================================================================
 Total return*                                             (0.39)%***            21.58%         (5.18)%***
 Ratio of net expenses to average net assets                1.00%**               1.00%          1.00%**
 Ratio of net investment income to average net assets       3.20%**               3.83%          3.23%**
 Portfolio turnover rate                                      34%**                 28%            46%***
 Net assets, end of period (in thousands)                 $5,088                $5,434         $3,628
 Ratios with no waiver of fees and assumption of
  expenses by the Adviser:
  Net expenses                                              2.35%**               2.90%          3.16%**
  Net investment income                                     1.86%**               1.93%          1.07%**
=============================================================================================================

(a) Class A shares were first publicly offered on December 28, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.

The accompanying notes are an integral part of these financial statements.


34    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

-------------------------------------------------------------------------------------------------------------
                                                          Six Months                           12/28/07 (a)
                                                          Ended                                (Commencement
                                                          4/30/10               Year Ended     of Operations)
                                                          (unaudited)           10/31/09       to 10/31/08
-------------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period                     $10.82                $ 9.23         $10.00
-------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                   $ 0.12                $ 0.29         $ 0.18
  Net realized and unrealized gain (loss) on
    investments                                            (0.20)                 1.58          (0.76)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      investment operations                               $(0.08)               $ 1.87         $(0.58)
 Distributions to shareowners:
  Net investment income                                    (0.17)                (0.28)         (0.12)
  Net realized gain                                           --                    --          (0.02)
  Tax return of capital                                       --                    --          (0.05)
-------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value               $(0.25)               $ 1.59         $(0.77)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $10.57                $10.82         $ 9.23
=============================================================================================================
 Total return*                                             (0.75)%***            20.55%         (5.95)%***
 Ratio of net expenses to average net assets                1.90%* *              1.89%          1.90%**
 Ratio of net investment income to average net assets       2.31%* *              2.94%          2.29%**
 Portfolio turnover rate                                      34%**                 28%            46%***
 Net assets, end of period (in thousands)                 $3,407                $3,281         $2,471
 Ratios with no waiver of fees and assumption of
  expenses by the Adviser:
  Net expenses                                              2.97%**               3.57%          3.84%**
  Net investment income                                     1.24%**               1.26%          0.35%**
=============================================================================================================

(a) Class C shares were first publicly offered on December 28, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.

The accompanying notes are an integral part of these financial statements.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    35

-------------------------------------------------------------------------------------------------------------
                                                          Six Months                           12/28/07 (a)
                                                          Ended                                (Commencement
                                                          4/30/10               Year Ended     of Operations)
                                                          (unaudited)           10/31/09       to 10/31/08
-------------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                     $10.85                $ 9.25         $10.00
-------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                   $ 0.16                $ 0.38         $ 0.27
  Net realized and unrealized gain (loss) on
    investments                                            (0.18)                 1.59          (0.77)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      investment operations                               $(0.02)               $ 1.97         $(0.50)
 Distributions to shareowners:
  Net investment income                                    (0.22)                (0.37)         (0.18)
  Net realized gain                                           --                    --          (0.02)
  Tax return of capital                                       --                    --          (0.05)
-------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value               $(0.24)               $ 1.60         $(0.75)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $10.61                $10.85         $ 9.25
=============================================================================================================
 Total return*                                             (0.19)%***            21.69%         (5.12)%***
 Ratio of net expenses to average net assets                0.74%**               1.00%          0.89%**
 Ratio of net investment income to average net assets       3.41%**               3.83%          3.22%**
 Portfolio turnover rate                                      34%**                 28%            46%***
 Net assets, end of period (in thousands)                 $3,508                $1,809         $1,542
 Ratios with no waiver of fees and assumption of
  expenses by the Adviser:
  Net expenses                                              1.77%**               2.48%          2.82%**
  Net investment income                                     2.38%**               2.35%          1.29%**
=============================================================================================================

(a) Class Y shares were first publicly offered on December 28, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
*** Not annualized.

The accompanying notes are an integral part of these financial statements.


36    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

Notes to Financial Statements | 4/30/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Global Aggregate Bond Fund (the Fund) is a series of Pioneer Series Trust VII, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.

The Fund offers three classes of shares designated as Class A, Class C, and Class Y shares. Class A, Class C, and Class Y shares were first publicly offered on December 28, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to this document when considering the Fund's principal risks.

The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    37
commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Fixed income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees and may include yield equivalents or a pricing matrix.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At April 30, 2010, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost.


38    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

   Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    39

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2009 was as follows:


--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                         $277,723
--------------------------------------------------------------------------------
    Total                                                               $277,723
================================================================================

   The following shows the components of distributable earnings on a federal income tax basis at October 31, 2009:


--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
Distributable earnings:
Undistributed ordinary income                                           $ 61,054
Capital loss carryforward                                                (12,735)
Dividend payable                                                         (15,748)
Unrealized appreciation                                                  533,549
--------------------------------------------------------------------------------
 Total                                                                  $566,120
================================================================================

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly-owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $1,758 in underwriting commissions on the sale of Class A shares during the period ended April 30, 2010.


F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.


40    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

   Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
   Note 4). Class Y shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, and Class Y shares can reflect different transfer agent and distribution expense rates.


G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


H. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    41
   contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. At April 30, 2010, there were no open futures contracts.


I. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly-owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.00% and 1.90% of the average daily net assets attributable to Class A and Class C shares, respectively. These expense limitations are in effect through March 1, 2012 for Class A shares and through March 1, 2011 for Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for any class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.


42    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,123 in management fees, administrative costs and certain other reimbursements payable to PIM at April 30, 2010.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the period ended April 30, 2010, such out-of-pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                   $1,396
Class C                                                                      355
Class Y                                                                      290
--------------------------------------------------------------------------------
    Total                                                                 $2,041
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,258 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at April 30, 2010.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $128 in distribution fees payable to PFD at April 30, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchases as part of an exchange


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    43
remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2010, no CDSCs were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended April 30, 2010, the Fund's expenses were not reduced under such arrangements.


6. Forward Foreign Currency Contracts

At April 30, 2010, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average principal of contracts open during the six months ended April 30, 2010 was 54,228,571. Open portfolio hedges at April 30, 2010 were as follows:


---------------------------------------------------------------------------------------------------------
                       Net                                                                     Net
                       Contracts to          In Exchange      Settlement                       Unrealized
Currency               (deliver)/receive     For USD          Date             Value           Gain (Loss)
---------------------------------------------------------------------------------------------------------
EUR
(Euro)                    (300,000)          $(408,090)        5/5/10         $(399,426)       $  8,665
JPY
(Japanese Yen)         143,000,000           1,570,225        6/21/10         1,523,379         (46,846)
---------------------------------------------------------------------------------------------------------
                                                                                               $(38,181)
=========================================================================================================

At April 30, 2010, the Fund had no outstanding settlement hedges.

7. Additional Disclosures about Derivative Instruments and Hedging Activities

Fair values of derivative instruments as of April 30, 2010:


-------------------------------------------------------------------------------------------------
                                        Asset Derivatives 2010      Liabilities Derivatives 2010
Derivatives not accounted for        ----------------------------   -----------------------------
as hedging instruments under
Accounting Standards Codification    Balance Sheet      Fair        Balance Sheet      Fair
(ASC) 815                            Location           Value       Location           Value
Foreign Exchange Contracts           Receivables        $8,665      Payables*          $46,846
-------------------------------------------------------------------------------------------------
  Total                                                 $8,665                         $46,846
=================================================================================================

* Foreign exchange contracts are shown as a net payable on the Statement of Assets and Liabilities.


44    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2010 was as follows:

-------------------------------------------------------------------------------------------------------------
Derivatives Not Accounted                                                                      Change in
for as Hedging                                                                                 Unrealized
Instruments Under                                                           Realized Gain      Gain or
Accounting Standards                                                        or (Loss)          (Loss) on
Codification (ASC) 815                                                      on Derivatives     Derivatives
(formerly FASB                  Location of Gain or (Loss) On               Recognized         Recognized
Statement 133)                  Derivatives Recognized in Income            in Income          in Income
-------------------------------------------------------------------------------------------------------------
Foreign Exchange Contracts      Net realized loss on forward foreign        $(20,737)
                                currency contracts and other assets
                                and liabilities denominated in foreign
                                currencies

Foreign Exchange Contracts      Change in unrealized gain (loss) on                            $(38,181)
                                forward foreign currency contracts and
                                other assets and liabilities denominated
                                in foreign currencies

8. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended April 30, 2010, the Fund had no borrowings under this agreement.


9. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    45

Approval of Investment Advisory Agreement (unaudited)


Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Global Aggregate Bond Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.


46    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the second quintile relative to its Strategic Insight peer group for the comparable period.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    47
agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues


48    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10
and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    49

Trustees, Officers and Service Providers

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive Vice President
Mary K. Bush                      Mark E. Bradley, Treasurer
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


50    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

                           This page for your notes.

          Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10    51

                           This page for your notes.

52    Pioneer Global Aggregate Bond Fund | Semiannual Report | 4/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: www.pioneerinvestments.com




This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Global
Diversified Equity Fund

--------------------------------------------------------------------------------
Semiannual Report | April 30, 2010
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PGDBX


[Logo] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               8
Prices and Distributions                        9
Performance Update                             10
Comparing Ongoing Fund Expenses                11
Schedule of Investments                        13
Financial Statements                           24
Notes to Financial Statements                  28
Approval of Investment Advisory Agreement      36
Trustees, Officers and Service Providers       40


       Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    1

President's Letter


Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


       Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    3

Portfolio Management Discussion | 4/30/10 (unaudited)

In the following interview, portfolio managers Harald Staudinger and Michael Rachor discuss the factors that influenced the performance of Pioneer Global Diversified Equity Fund during the six months ended April 30, 2010.

Q What factors influenced market performance during the six months ended April 30, 2010?

A Markets advanced in the last months of 2009 on generally positive corporate and economic news, but there were clear signs of investor nervousness on several occasions. Any weaker-than-expected economic data or concern that accommodative fiscal and monetary policies from the world's governments were about to reverse sparked profit taking. Emerging markets once again outperformed developed markets during this time, as they did throughout 2009.

   During the first four months of 2010, however, developed equity markets outperformed emerging markets, with periods of elevated risk aversion. After pushing higher into mid-January, equity markets pulled back sharply until about mid-February on sovereign-debt fears and general concern about the strength of the recovery. Equities then resumed their rally, though it took until mid-March before they regained the highs seen in January.

   Beginning in early 2010, central banks began to pull back on monetary stimulus and to implement, or at least to signpost, exit strategies from stimulus policies. These initial moves have come in spite of mixed economic data (especially on the consumer front), ongoing sovereign-debt worries (which worsened immediately after the end of the six-month period), and waning growth momentum in certain areas of the world, especially Europe. A monetary tightening cycle in Asia clearly has begun, with interest rate hikes in Australia, India, Norway and Israel during the period; while Russia is still on a loosening path. The U.S. and the euro zone are still more concerned with jumpstarting growth and it appears that they will wait for further evidence of progress before beginning to normalize monetary policy.

Q  How did the Fund perform during the six months ended April 30, 2010?

A Pioneer Global Diversified Equity Fund Class A shares returned 8.05% at net asset value over the six months ended April 30, 2010, compared with a return of 9.67% for the Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Index(1).

   (1) The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or


4    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10
   products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com).

Q  Can you review how you manage the Fund?

A Our process of selecting securities to hold in the Fund's portfolio is based primarily on a quantitative evaluation of individual stocks, with an additional level of analysis based on a review of company fundamentals.

   We start by applying a quantitative screen to approximately 2,400 stocks globally in both developed and emerging markets. Our model incorporates factors related to both a company's valuation and stock price momentum. It is designed to identify companies that are low-priced and that carry the potential to surprise investors with improved performance. In broad terms, we are seeking to benefit from the tendency of most investors to rely on a company's recent business performance in looking ahead to its prospects.

   Once we have used our model to gather initial investment ideas, these companies are subjected to fundamental analysis by our research team. Fundamental factors that we examine include the strength of the company's business model and balance sheet composition, as well as the outlook for its industry sector. In performing this analysis, the goal is to avoid holding companies in the Fund's portfolio that are justifiably inexpensive.

   Ultimately, we seek to build a portfolio of solid stocks for which investors have unreasonably low expectations, and then to exit the positions once investor expectations become inflated.

Q What elements of the Fund's positioning helped and hurt performance during the six months ended April 30, 2010?

A The Fund's "put option" strategy detracted from performance during the period as markets advanced. ("Put" options are contracts that give the purchaser the "option" to sell a stock at a pre-determined, set price. If the stock's actual price declines to below the pre-determined price during the contract period, the investor can exercise the option and sell the stock at the higher, predetermined price, or simply sell the now more-valuable options contract to another options investor at a premium, and thus make a profit;
   if the stock's price increases to above the pre-determined price during the contract period, the investor either exercises the option and sells the stock at the lower price spelled out in the contract or lets the options contract


       Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    5
   expire, thus suffering a loss.) Stock selection also detracted slightly from the Fund's returns during the six-month period ended April 30, 2010.

   On a sector basis, the largest contribution to the Fund's performance came from stock selection in the financials sector. Within the sector, Regions Financial, which provides banking and insurance services throughout the south, midwestern and eastern United States, rallied strongly. Stock selection and allocation within the telecommunications services area also contributed to the Fund's performance. The largest detractor from Fund performance on a sector basis came from stock selection in the energy sector, particularly weak performances from Repsol and China Petroleum.

   In terms of regional positioning, the Fund continues to have a large underweight in the U.S. and Canada, a roughly neutral weight to Europe and overweights Asia, Japan and the emerging markets. At present, lower valuations exist in the markets where the Fund is overweight, compared with the U.S., where we feel valuations are inflated.

Q  Do you have any closing thoughts?

A Developed equity markets ended the six-month period strongly, thus potentially moving out of the consolidation phase that had been evident between mid-October 2009 and early March 2010. However, it is difficult to predict whether this trend will continue or if we will see a pullback into the trading range of the previous several months, especially given the recent downward pressure on the markets as a result of sovereign-debt concerns.

   Going forward, we believe that global economic conditions will continue to improve despite continued market volatility. Over the longer term, our research has shown that valuation matters a great deal in stock selection, which we believe could benefit our investments approach for the Fund. We believe that the markets remain in the early stages of a normalization process. The relative performance of the value factors that we look for (such as low price-to-book and low price-to-sales ratios) bottomed out early last year, but has since bounced back. We believe this trend will continue, and will benefit our investment approach for the Fund over the next three to five years.

Please refer to the Schedule of Investments on pages 13-23 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Small- and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.


6    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


       Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    7

Portfolio Summary | 4/30/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data is represented by a pie chart in the printed material.]

International Common Stocks                                     56.6%
U.S. Common Stocks                                              41.4%
Depositary Receipts for International Stocks                     0.9%
Index Put Options                                                0.7%
International Preferred Stocks                                   0.4%


Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

United States                                                   41.3%
Japan                                                           13.2%
United Kingdom                                                   5.2%
Germany                                                          4.9%
France                                                           4.9%
Netherlands                                                      4.3%
Switzerland                                                      3.1%
Austria                                                          2.8%
Hong Kong                                                        2.7%
Spain                                                            2.6%
People's Republic of China                                       2.4%
Australia                                                        2.1%
Bermuda                                                          1.6%
Singapore                                                        1.5%
Norway                                                           1.5%
Italy                                                            1.4%
South Korea                                                      1.4%
Finland                                                          1.0%
Other (individually less than 1%)                                2.1%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    El Paso Corp.                                                       1.64%
--------------------------------------------------------------------------------
 2.    Regions Financial Corp.                                             1.51
--------------------------------------------------------------------------------
 3.    International Paper Co.                                             1.39
--------------------------------------------------------------------------------
 4.    McKesson Corp.                                                      1.26
--------------------------------------------------------------------------------
 5.    Computer Sciences Corp.                                             1.24
--------------------------------------------------------------------------------
 6.    Marathon Oil Corp.                                                  1.21
--------------------------------------------------------------------------------
 7.    Motorola, Inc.                                                      1.19
--------------------------------------------------------------------------------
 8.    Danaher Corp.                                                       1.15
--------------------------------------------------------------------------------
 9.    Sysco Corp.                                                         1.07
--------------------------------------------------------------------------------
10.    Orica, Ltd.                                                         1.05
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

Prices and Distributions | 4/30/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                     4/30/10                    10/31/09
--------------------------------------------------------------------------------
       A                         $8.05                       $7.45
--------------------------------------------------------------------------------

Distributions per Share: 11/1/09-4/30/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income           Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A              $ --                $ --              $ --
--------------------------------------------------------------------------------


       Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    9

Performance Update | 4/30/10                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global Diversified Equity Fund at public offering price, compared to that of the MSCI World Index.


Average Annual Total Returns
(As of April 30, 2010)
--------------------------------------------------------------------------------
                                          Net Asset           Public Offering
Period                                    Value (NAV)         Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(6/3/08)                                  -10.45%             -10.45%
--------------------------------------------------------------------------------
1 Year                                     35.07               27.37
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2010)
--------------------------------------------------------------------------------
                                          Gross               Net
--------------------------------------------------------------------------------
                                           7.63%               1.30%
--------------------------------------------------------------------------------


[The following data is represented by a mountain chart in the printed material.]

Value of $10,000 Investment

                   Pioneer Global
                     Diversified               MSCI
                     Equity Fund           World Index
6/08                    9,425                10,000
4/09                    6,202                 6,528
4/10                    8,376                 8,993


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index designed to measure developed-market equity performance throughout the world. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

Comparing Ongoing Fund Expenses


As a shareowner in the Fund, you incur two types of expenses:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global Diversified Equity Fund

Based on actual returns from November 1, 2009 through April 30, 2010.


--------------------------------------------------------------------------------
Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value on 11/1/09                                     $1,000.00
--------------------------------------------------------------------------------
Ending Account Value (after expenses) on 4/30/10                       $1,080.50
--------------------------------------------------------------------------------
Expenses Paid During Period*                                           $    6.71
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    11

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global Diversified Equity Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from November 1, 2009 through April 30, 2010.

--------------------------------------------------------------------------------
Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value on 11/1/09                                     $1,000.00
--------------------------------------------------------------------------------
Ending Account Value (after expenses) on 4/30/10                       $1,018.35
--------------------------------------------------------------------------------
Expenses Paid During Period*                                           $    6.51
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).


12    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

Schedule of Investments | 4/30/10 (unaudited)


--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
            PREFERRED STOCK -- 0.4%
            Automobiles & Components -- 0.4%
            Automobile Manufacturers -- 0.4%
     88     Volkswagen AG                                            $    8,484
--------------------------------------------------------------------------------
            TOTAL PREFERRED STOCK
            (Cost $12,742)                                           $    8,484
--------------------------------------------------------------------------------
            COMMON STOCKS -- 93.0%
            ENERGY -- 11.8%
            Coal & Consumable Fuels -- 0.5%
  4,000     China Coal Energy Co.*                                   $    5,991
  2,000     Yanzhou Coal Mining, Ltd.*                                    5,582
                                                                     ----------
                                                                     $   11,573
--------------------------------------------------------------------------------
            Integrated Oil & Gas -- 6.6%
  1,245     BP Amoco Plc                                             $   10,837
 28,000     China Petroleum & Chemical, Ltd.                             22,396
    693     Eni S.p.A.                                                   15,533
    347     Gazprom OAO (A.D.R.)*                                         8,057
    201     Lukoil Holding OAO (A.D.R.)                                  11,467
    851     Marathon Oil Corp.                                           27,360
    208     OMV AG*                                                       7,485
    771     Repsol SA                                                    18,094
    663     Royal Dutch Plc                                              20,716
    315     Total SA                                                     17,066
                                                                     ----------
                                                                     $  159,011
--------------------------------------------------------------------------------
            Oil & Gas Drilling -- 0.7%
     88     Diamond Offshore Drilling, Inc.                          $    6,961
    276     Fred Olsen Energy Asa*                                       10,211
                                                                     ----------
                                                                     $   17,172
--------------------------------------------------------------------------------
            Oil & Gas Equipment & Services -- 0.9%
    440     Aker Asa                                                 $   11,608
    142     Fugro NV CVA*                                                 9,264
                                                                     ----------
                                                                     $   20,872
--------------------------------------------------------------------------------
            Oil & Gas Refining & Marketing -- 1.6%
  2,140     JX Holdings, Inc.*                                       $   11,936
    414     Neste Oil Oyj                                                 6,725
    947     Valero Energy Corp.                                          19,688
                                                                     ----------
                                                                     $   38,349
--------------------------------------------------------------------------------
            Oil & Gas Storage & Transportation -- 1.5%
  3,052     EL PASO Corp.                                            $   36,929
                                                                     ----------
            Total Energy                                             $  283,906
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    13

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
            MATERIALS -- 7.7%
            Construction Materials -- 0.3%
     92     Holcim, Ltd.*                                            $    6,897
--------------------------------------------------------------------------------
            Diversified Chemical -- 2.6%
    181     Akzo Nobel NV                                            $   10,638
    981     Orica, Ltd.                                                  23,695
    332     PPG Industries, Inc.                                         23,363
     56     Solvay SA                                                     5,327
                                                                     ----------
                                                                     $   63,023
--------------------------------------------------------------------------------
            Paper Packaging -- 0.5%
    128     Mayr-Melnhof Karton AG                                   $   12,470
--------------------------------------------------------------------------------
            Paper Products -- 1.7%
  1,172     International Paper Co.                                  $   31,339
    300     Nippon Unipac Holding Corp.*                                  8,445
                                                                     ----------
                                                                     $   39,784
--------------------------------------------------------------------------------
            Specialty Chemicals -- 1.0%
    529     Koninklijke DSM NV                                       $   23,579
--------------------------------------------------------------------------------
            Steel -- 1.6%
  2,409     BHP Steel, Ltd.*                                         $    5,778
     56     Salzgitter AG                                                 4,553
    571     Voestalpine AG                                               21,553
 11,000     Xingda International Holdings, Ltd.*                          7,450
                                                                     ----------
                                                                     $   39,334
                                                                     ----------
            Total Materials                                          $  185,087
--------------------------------------------------------------------------------
            CAPITAL GOODS -- 10.9%
            Aerospace & Defense -- 1.4%
    399     Finmeccanica S.p.A.                                      $    5,104
    216     General Dynamics Corp.                                       16,494
    148     United Technologies Corp.                                    11,093
                                                                     ----------
                                                                     $   32,691
--------------------------------------------------------------------------------
            Building Products -- 0.5%
  2,000     Nippon Sheet Glass Co., Ltd.*                            $    6,619
    258     Wienerberger AG*                                              4,836
                                                                     ----------
                                                                     $   11,455
--------------------------------------------------------------------------------
            Construction & Engineering -- 0.7%
    801     KBR, Inc.                                                $   17,686
--------------------------------------------------------------------------------
            Construction & Farm Machinery & Heavy Trucks -- 0.9%
  1,000     Hino Motors, Ltd.                                        $    5,013
    100     Man AG                                                        9,467
  1,000     Weichai Power Co., Ltd.*                                      8,117
                                                                     ----------
                                                                     $   22,597
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


14    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
            Electrical Component & Equipment -- 1.0%
  1,000     Panasonic Electric Works Co., Ltd.*                      $   12,340
    102     Schneider Electric SA                                        11,650
                                                                     ----------
                                                                     $   23,990
--------------------------------------------------------------------------------
            Industrial Conglomerates -- 1.4%
    320     Philips Electronics NV                                   $   10,812
    197     Rheinmetall AG                                               13,806
  2,423     Tomkins Plc                                                   9,207
                                                                     ----------
                                                                     $   33,825
--------------------------------------------------------------------------------
            Industrial Machinery -- 3.6%
  1,000     Amada Co., Ltd.*                                         $    8,214
    285     Andritz AG                                                   17,591
    308     Danaher Corp.                                                25,958
  1,047     IMI Plc                                                      11,279
    417     Metso Oyj                                                    15,971
     91     Schindler Holding AG                                          7,999
                                                                     ----------
                                                                     $   87,012
--------------------------------------------------------------------------------
            Trading Companies & Distributors -- 1.4%
  1,000     Itochu Corp*                                             $    8,696
  1,000     Marubeni Corp.*                                               5,924
  1,000     Mitsui & Co. Ltd.*                                           15,087
    400     Sumitomo Corp.*                                               4,840
                                                                     ----------
                                                                     $   34,547
                                                                     ----------
            Total Capital Goods                                      $  263,803
--------------------------------------------------------------------------------
            COMMERCIAL SERVICES & SUPPLIES -- 0.4%
            Human Resource & Employment Services -- 0.4%
    178     Randstad Holdings NV*                                    $    9,073
                                                                     ----------
            Total Commercial Services & Supplies                     $    9,073
--------------------------------------------------------------------------------
            TRANSPORTATION -- 2.1%
            Air Freight & Couriers -- 0.3%
    439     Deutsche Post AG*                                        $    7,108
--------------------------------------------------------------------------------
            Airlines -- 1.3%
    572     Deutsche Lufthansa AG*                                   $    9,484
  2,000     Singapore Airlines, Ltd.                                     21,953
                                                                     ----------
                                                                     $   31,437
--------------------------------------------------------------------------------
            Marine -- 0.2%
  1,000     Nippon Yusen Kabushiki Kaisha Corp.*                     $    4,107
--------------------------------------------------------------------------------
            Railroads -- 0.3%
      2     West Japan Railway Co.*                                  $    7,280
                                                                     ----------
            Total Transportation                                     $   49,932
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    15

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
            AUTOMOBILES & COMPONENTS -- 3.9%
            Auto Parts & Equipment -- 1.9%
    400     Aisin Seiki Co., Ltd.*                                   $   12,045
    296     Autoliv, Inc.*                                               16,206
    300     Denso Corp.*                                                  8,691
    300     Toyota Industries Corp.*                                      8,747
                                                                     ----------
                                                                     $   45,689
--------------------------------------------------------------------------------
            Automobile Manufacturers -- 2.0%
    500     Honda Motor Co., Ltd.*                                   $   16,892
  6,000     Mazda Motor Corp.*                                           17,877
    197     PSA Peugeot SA*                                               5,873
    200     Toyota Motor Co.*                                             7,723
                                                                     ----------
                                                                     $   48,365
                                                                     ----------
            Total Automobiles & Components                           $   94,054
--------------------------------------------------------------------------------
            CONSUMER DURABLES & APPAREL -- 2.9%
            Apparel, Accessories & Luxury Goods -- 0.7%
  9,000     Anta Sports Products, Ltd.                               $   15,989
--------------------------------------------------------------------------------
            Consumer Electronics -- 0.8%
  1,000     Sharp Corp.*                                             $   13,046
    200     Sony Corp.*                                                   6,836
                                                                     ----------
                                                                     $   19,882
--------------------------------------------------------------------------------
            Footwear -- 0.6%
  4,500     Yue Yuen Industrial Holdings, Ltd.                       $   15,624
--------------------------------------------------------------------------------
            Leisure Products -- 0.8%
    472     Hasbro, Inc.                                             $   18,106
                                                                     ----------
            Total Consumer Durables & Apparel                        $   69,601
--------------------------------------------------------------------------------
            CONSUMER SERVICES -- 0.4%
            Hotels, Resorts & Cruise Lines -- 0.4%
  2,631     Thomas Cook Group Plc                                    $    9,999
                                                                     ----------
            Total Consumer Services                                  $    9,999
--------------------------------------------------------------------------------
            MEDIA -- 1.1%
            Cable & Satellite -- 0.7%
    779     Comcast Corp.                                            $   15,377
--------------------------------------------------------------------------------
            Movies & Entertainment -- 0.4%
    385     Vivendi SA                                               $   10,132
                                                                     ----------
            Total Media                                              $   25,509
--------------------------------------------------------------------------------
            RETAILING -- 0.5%
            Department Stores -- 0.5%
    384     J.C. Penney Co., Inc.                                    $   11,201
                                                                     ----------
            Total Retailing                                          $   11,201
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
            FOOD & DRUG RETAILING -- 2.3%
            Drug Retail -- 0.5%
    321     CVS/Caremark Corp.                                       $   11,855
--------------------------------------------------------------------------------
            Food Distributors -- 1.0%
    764     Sysco Corp.                                              $   24,097
--------------------------------------------------------------------------------
            Food Retail -- 0.8%
    862     SUPERVALU, Inc.                                          $   12,844
    925     Tesco Plc                                                     6,145
                                                                     ----------
                                                                     $   18,989
                                                                     ----------
            Total Food & Drug Retailing                              $   54,941
--------------------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 5.8%
            Agricultural Products -- 1.1%
    645     Archer Daniels Midland Co.                               $   18,021
  2,000     Chaoda Modern Agriculture, Ltd.*                              2,258
  5,000     China Agri-Industries, Ltd.*                                  6,620
                                                                     ----------
                                                                     $   26,899
--------------------------------------------------------------------------------
            Packaged Foods & Meats -- 2.1%
    478     ConAgra, Inc.                                            $   11,697
  7,502     Goodman Fielder, Ltd.                                        10,082
    370     The J.M. Smucker Co.                                         22,596
    226     Unilever NV CVA                                               6,906
                                                                     ----------
                                                                     $   51,281
--------------------------------------------------------------------------------
            Soft Drinks -- 1.0%
    344     PepsiCo, Inc.                                            $   22,436
--------------------------------------------------------------------------------
            Tobacco -- 1.6%
    344     Imperial Tobacco Group Plc                               $    9,806
    549     Altria Group, Inc.                                           11,633
    194     British American Tobacco Plc*                                 6,085
    214     Reynolds American, Inc.                                      11,432
                                                                     ----------
                                                                     $   38,956
                                                                     ----------
            Total Food, Beverage & Tobacco                           $  139,572
--------------------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 0.7%
            Household Products -- 0.7%
    187     Energizer Holdings, Inc.*                                $   11,426
    119     Reckitt Benckiser Plc*                                        6,168
                                                                     ----------
                                                                     $   17,594
                                                                     ----------
            Total Household & Personal Products                      $   17,594
--------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 3.0%
            Health Care Distributors -- 1.2%
    438     McKesson Corp.                                           $   28,387
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    17

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
            Health Care Equipment -- 1.2%
    273     Baxter International, Inc.                               $   12,891
    382     Medtronic, Inc.*                                             16,690
                                                                     ----------
                                                                     $   29,581
                                                                     ----------
            Health Care Services -- 0.6%
    287     Fresenius Medical Care AG                                $   15,552
                                                                     ----------
            Total Health Care Equipment & Services                   $   73,520
--------------------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 5.7%
            Biotechnology -- 0.4%
    171     Amgen, Inc.*                                             $    9,809
--------------------------------------------------------------------------------
            Life Sciences Tools & Services -- 0.7%
    334     Thermo Fisher Scientific, Inc.*                          $   18,464
--------------------------------------------------------------------------------
            Pharmaceuticals -- 4.6%
    300     Abbott Laboratories, Inc.                                $   15,348
    200     Astellas Pharma, Inc.*                                        7,018
    295     Eli Lilly & Co.                                              10,316
    280     Johnson & Johnson Co.                                        18,004
    290     Novartis AG                                                  14,793
    815     Pfizer, Inc.                                                 13,627
     76     Roche Holdings AG                                            12,000
    281     Sanofi-Aventis SA*                                           19,238
                                                                     ----------
                                                                     $  110,344
                                                                     ----------
            Total Pharmaceuticals & Biotechnology                    $  138,617
--------------------------------------------------------------------------------
            BANKS -- 6.3%
            Diversified Banks -- 4.9%
  1,127     Banco Popular Espanol SA                                 $    7,962
  1,186     Banco Santander Central Hispano SA                           14,898
     70     Barclays Plc                                                    368
    217     BNP Paribas SA                                               14,912
  4,500     Boc Hong Kong Holdings, Ltd.                                 10,864
  1,098     Dnb Nor Asa                                                  12,896
  1,846     HSBC Holding Plc                                             18,780
  4,000     Industrial & Commercial Bank Of China, Ltd.                  10,017
    248     National Bank of Canada                                      15,142
    245     Societe Generale SA                                          13,034
                                                                     ----------
                                                                     $  118,873
--------------------------------------------------------------------------------
            Regional Banks -- 1.4%
  3,856     Regions Financial Corp.                                  $   34,087
                                                                     ----------
            Total Banks                                              $  152,960
--------------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 4.7%
            Asset Management & Custody Banks -- 1.0%
    745     The Bank of New York Mellon Corp.                        $   23,192
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
            Diversified Capital Markets -- 1.1%
    306     CS Group*                                                $   13,995
    195     Deutsche Bank AG*                                            13,474
                                                                     ----------
                                                                     $   27,469
--------------------------------------------------------------------------------
            Diversified Financial Services -- 1.4%
  4,980     Citigroup, Inc.*                                         $   21,763
    305     J.P. Morgan Chase & Co.                                      12,987
                                                                     ----------
                                                                     $   34,750
--------------------------------------------------------------------------------
            Investment Banking & Brokerage -- 1.2%
    133     Goldman Sachs Group, Inc.                                $   19,312
  1,476     ICAP Plc                                                      8,485
                                                                     ----------
                                                                     $   27,797
                                                                     ----------
            Total Diversified Financials                             $  113,208
--------------------------------------------------------------------------------
            INSURANCE -- 5.0%
            Life & Health Insurance -- 2.1%
    870     Aegon NV*                                                $    6,089
    214     Aflac, Inc.                                                  10,905
    362     Lincoln National Corp.                                       11,074
    180     Prudential Financial, Inc.                                   11,441
    400     Unum Group, Inc.                                              9,788
                                                                     ----------
                                                                     $   49,297
--------------------------------------------------------------------------------
            Multi-Line Insurance -- 0.8%
     57     Allianz AG*                                              $    6,543
    293     AXA SA*                                                       5,823
     31     Zurich Financial Services AG                                  6,910
                                                                     ----------
                                                                     $   19,276
--------------------------------------------------------------------------------
            Property & Casualty Insurance -- 1.6%
    289     Allstate Corp.                                           $    9,442
    375     Assured Guaranty, Ltd.                                        8,081
  2,000     NKSJ Holdings, Inc.*                                         14,518
    371     QBE Insurance Group, Ltd.                                     7,215
                                                                     ----------
                                                                     $   39,256
--------------------------------------------------------------------------------
            Reinsurance -- 0.5%
     46     Muenchener Rueckversicherungs Gesellschaft AG*           $    6,500
    149     Swiss Reinsurance, Ltd.                                       6,494
                                                                     ----------
                                                                     $   12,994
                                                                     ----------
            Total Insurance                                          $  120,823
--------------------------------------------------------------------------------
            REAL ESTATE -- 1.3%
            Diversified Real Estate Activities -- 0.8%
  3,000     Henderson Land Development, Ltd.                         $   18,877
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    19

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
            Real Estate Development -- 0.5%
 14,000     Allgreen Properties, Ltd.                                $   12,907
                                                                     ----------
            Total Real Estate                                        $   31,784
--------------------------------------------------------------------------------
            SOFTWARE & SERVICES -- 2.0%
            Application Software -- 0.4%
    572     Nuance Communications, Inc.*                             $   10,450
--------------------------------------------------------------------------------
            Data Processing & Outsourced Services -- 1.2%
    533     Computer Sciences Corp.*                                 $   27,924
--------------------------------------------------------------------------------
            Internet Software & Services -- 0.4%
     20     Google, Inc.*                                            $   10,509
                                                                     ----------
            Total Software & Services                                $   48,883
--------------------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 4.7%
            Communications Equipment -- 1.1%
  3,788     Motorola, Inc.*                                          $   26,781
--------------------------------------------------------------------------------
            Computer Hardware -- 0.6%
  1,000     Fujitsu, Ltd.*                                           $    7,077
  2,000     NEC Corp.*                                                    6,606
                                                                     ----------
                                                                     $   13,683
--------------------------------------------------------------------------------
            Computer Storage & Peripherals -- 0.2%
    300     Seiko Epson Corp.*                                       $    5,331
--------------------------------------------------------------------------------
            Electronic Components -- 1.5%
    360     LG Display Co., Ltd.*                                    $   15,258
    300     OMRON Corp.                                                   6,984
  1,000     Taiyo Yuden Co., Ltd.*                                       15,291
                                                                     ----------
                                                                     $   37,533
--------------------------------------------------------------------------------
            Electronic Equipment & Instruments -- 0.2%
  1,000     Hitachi, Ltd.                                            $    4,388
--------------------------------------------------------------------------------
            Office Electronics -- 1.1%
    200     Canon, Inc.*                                             $    9,130
  1,000     Ricoh Co.*                                                   17,090
                                                                     ----------
                                                                     $   26,220
                                                                     ----------
            Total Technology Hardware & Equipment                    $  113,936
--------------------------------------------------------------------------------
            SEMICONDUCTORS -- 2.8%
    598     Marvell Technology Group, Ltd.*                          $   12,349
  1,802     Micron Technology, Inc.*                                     16,849
  1,903     ON Semiconductor Corp.*                                      15,110
     15     Samsung Electronics Co., Ltd.*                               11,343
  1,356     STmicroelectronics NV                                        12,682
                                                                     ----------
                                                                     $   68,333
                                                                     ----------
            Total Semiconductors                                     $   68,333
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES -- 3.7%
            Integrated Telecommunication Services -- 2.6%
    672     Deutsche Telekom AG                                       $    8,737
    200     Nippon Telegraph & Telephone Corp.*                            8,117
  2,206     Qwest Communications International, Inc.                      11,527
  3,279     Telecom Italia S.p.A.*                                         3,703
    422     Telefonica SA                                                  9,475
    754     Verizon Communications, Inc.                                  21,783
                                                                      ----------
                                                                      $   63,342
--------------------------------------------------------------------------------
            Wireless Telecommunication Services -- 1.1%
      1     KDDI Corp.*                                               $    4,847
     46     SK Telecom Co., Ltd.*                                          7,098
  6,301     Vodafone Group Plc                                            13,988
                                                                      ----------
                                                                      $   25,933
                                                                      ----------
            Total Telecommunication Services                          $   89,275
--------------------------------------------------------------------------------
            UTILITIES -- 3.3%
            Electric Utilities -- 1.4%
    209     E.On AG                                                   $    7,739
  1,863     Enel S.p.A.                                                    9,715
  1,017     Iberdrola SA                                                   8,100
    524     Public Power Corp.*                                            8,506
                                                                      ----------
                                                                      $   34,060
--------------------------------------------------------------------------------
            Gas Utilities -- 0.3%
    223     Atmos Energy Corp.                                        $    6,596
--------------------------------------------------------------------------------
            Independent Power Producer & Energy Traders -- 0.8%
  1,532     International Power Plc                                   $    7,730
    502     NRG Energy, Inc.*                                             12,133
                                                                      ----------
                                                                      $   19,863
--------------------------------------------------------------------------------
            Multi-Utilities -- 0.8%
    849     Xcel Energy, Inc.                                         $   18,466
                                                                      ----------
            Total Utilities                                           $   78,985
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $2,220,543)                                         $2,244,596
--------------------------------------------------------------------------------
            RIGHTS/WARRANTS -- 0.0%
            REAL ESTATE -- 0.0%
            Diversified Real Estate Activities -- 0.1%
    600     Henderson Land Development Co., Exp 6/23/10*              $        -
--------------------------------------------------------------------------------
            TOTAL RIGHTS/WARRANTS
            (Cost $0)                                                 $        -
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    21

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
            PURCHASED OPTIONS -- 0.6%
            Put Option -- 0.6%
    2       NIKKEI Index, expiring June 2010 at $10,500              $    2,261
    5       DJ Euro Stoxx, expiring June 2010 at $2,900                  12,527
                                                                     ----------
                                                                     $   14,788
--------------------------------------------------------------------------------
            TOTAL PURCHASED OPTIONS
            (Cost $15,390)                                           $   14,788
--------------------------------------------------------------------------------
            TOTAL INVESTMENT IN SECURITIES -- 94.0%
            (Cost $2,248,674)(a)(b)                                  $2,267,868
--------------------------------------------------------------------------------
            WRITTEN OPTIONS -- (0.2)%
            Put Option -- (0.2)%
     (5)    DJ Euro Stoxx, expiring June 2010 at $2,600              $   (3,581)
     (2)    NIKKEI Index, Expiring June 2010 at $9,500                     (370)
                                                                     ----------
                                                                     $   (3,951)
--------------------------------------------------------------------------------
            TOTAL WRITTEN OPTIONS
            (Cost $((4,336))                                         $   (3,951)
--------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- 6.2%                     $  149,978
--------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                               $2,413,895
================================================================================

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At April 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $2,248,721 was as follows:

            Aggregate gross unrealized gain for all investments in which there is an
              excess of value over tax cost                                                  $ 268,597
            Aggregate gross unrealized loss for all investments in which there is an
              excess of tax cost over value                                                   (249,450)
                                                                                             ---------
            Net unrealized gain                                                              $  19,147
                                                                                             =========

The accompanying notes are an integral part of these financial statements.


22    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

(b) Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

       United States                                                       41.3%
       Japan                                                               13.2
       United Kingdom                                                       5.2
       Germany                                                              4.9
       France                                                               4.9
       Netherlands                                                          4.3
       Switzerland                                                          3.1
       Austria                                                              2.8
       Hong Kong                                                            2.7
       Spain                                                                2.6
       People's Republic of China                                           2.4
       Australia                                                            2.1
       Bermuda                                                              1.6
       Singapore                                                            1.5
       Norway                                                               1.5
       Italy                                                                1.4
       South Korea                                                          1.4
       Finland                                                              1.0
       Other (individually less than 1%)                                    2.1
                                                                          -----
                                                                          100.0%
                                                                          =====

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2010 aggregated $312,207 and $301,532, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of April 30, 2010, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------
                                    Level 1       Level 2         Level 3        Total
-----------------------------------------------------------------------------------------
Common stocks                      $976,555     $1,268,041         $  --       $2,244,596
Preferred stock                          --          8,484            --            8,484
Purchased options                    14,788             --            --           14,788
Written options                      (3,951)            --            --           (3,951)
-----------------------------------------------------------------------------------------
Total                              $987,392     $1,276,525         $  --       $2,263,917
=========================================================================================
Other Financial Instruments*       $     --     $    6,170         $  --       $    6,170
                                   ======================================================

* Other financial instruments Include foreign exchange contracts

The accompanying notes are an integral part of these financial statements.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    23

Statement of Assets and Liabilities | 4/30/10 (unaudited)


ASSETS:
  Investment in securities, at value (cost $2,248,674)                   $2,267,868
  Cash                                                                      166,931
  Futures Collateral                                                         11,250
  Foreign currencies, at value (cost $5,329)                                  5,216
  Receivables --
   Dividends and foreign taxes withheld                                       6,454
   Forward foreign currency portfolio hedge contracts, open-net               6,170
  Other                                                                       1,190
-----------------------------------------------------------------------------------
     Total assets                                                        $2,465,079
-----------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Variation margin                                                      $    2,190
  Due to affiliates                                                              54
  Open option contracts written (premiums received $4,336)                    3,950
  Accrued expenses                                                           30,861
  Due to Pioneer Investment Management, Inc.                                 14,125
-----------------------------------------------------------------------------------
     Total liabilities                                                   $   51,184
-----------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $2,996,734
  Undistributed net investment income                                         5,645
  Accumulated net realized loss on investments, foreign currency
   transactions, futures and options contracts                             (617,732)
  Net unrealized gain on investments and purchased options                   19,194
  Net unrealized gain on forward foreign currency contracts, written options and other assets and liabilities denominated in foreign
   currencies                                                                 6,379
  Net unrealized gain on futures contracts                                    3,675
-----------------------------------------------------------------------------------
     Total net assets                                                    $2,413,895
===================================================================================
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
   Class A (based on $2,413,895/300,000 shares)                          $     8.05
MAXIMUM OFFERING PRICE:
   Class A ($8.05 [divided by] 94.25%)                                   $     8.54
===================================================================================


The accompanying notes are an integral part of these financial statements.


24    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

Statement of Operations (unaudited)


For the Six Months Ended 4/30/10


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,534)                $  23,318
  Interest                                                                  12
  Income from securities loaned, net                                         2
---------------------------------------------------------------------------------------------
     Total investment income                                                        $  23,332
---------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                    $   8,751
  Transfer agent fees and expenses                                          22
  Distribution fees                                                      2,917
  Shareholder communications expense                                         6
  Administrative reimbursements                                            349
  Custodian fees                                                         8,787
  Registration fees                                                      4,386
  Professional fees                                                     21,473
  Printing expense                                                       5,956
  Fees and expenses of nonaffiliated trustees                            3,615
  Miscellaneous                                                          2,252
---------------------------------------------------------------------------------------------
     Total expenses                                                                 $  58,514
     Less fees waived and expenses reimbursed
       by Pioneer Investment Management, Inc.                                         (43,345)
---------------------------------------------------------------------------------------------
     Net expenses                                                                   $  15,169
---------------------------------------------------------------------------------------------
       Net investment income                                                        $   8,163
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES AND OPTIONS CONTRACTS, AND FOREIGN
CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                       $ (10,239)
   Futures contracts                                                    11,250
   Written options                                                      12,880
   Forward foreign currency contracts and other assets, written
     options and liabilities denominated in foreign currencies           3,770      $  17,661
---------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                                       $ 147,727
   Futures contracts                                                     4,725
   Forward foreign currency contracts and other assets, written
     options and liabilities denominated in foreign currencies            (409)     $ 152,043
---------------------------------------------------------------------------------------------
  Net gain on investments, futures and options contracts, and
   foreign currency transactions                                                    $ 169,704
---------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                              $ 177,867
=============================================================================================


The accompanying notes are an integral part of these financial statements.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    25

Statement of Changes in Net Assets


For the Six Months Ended 4/30/10 and the Year Ended 10/31/09, respectively


-------------------------------------------------------------------------------------------------
                                                                      Six Months
                                                                      Ended
                                                                      4/30/10         Year Ended
                                                                      (unaudited)     10/31/09
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                 $    8,163       $   27,794
Net realized gain (loss) on investments, futures and options
  contracts and foreign currency transactions                             17,661         (531,465)
Change in net unrealized gain on investments, futures and
  options contracts, and foreign currency transactions                   152,043          904,129
-------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations              $  177,867       $  400,458
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.04 per share, respectively)                         --       $  (11,040)
-------------------------------------------------------------------------------------------------
      Total distributions to shareowners                                      --       $  (11,040)
-------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                              --       $      110
-------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from
      Fund share transactions                                                 --       $      110
-------------------------------------------------------------------------------------------------
    Net increase in net assets                                        $  177,867       $  389,528
NET ASSETS:
Beginning of period                                                    2,236,028        1,846,500
-------------------------------------------------------------------------------------------------
End of period                                                         $2,413,895       $2,236,028
-------------------------------------------------------------------------------------------------
Undistributed (Distributions in excess of) net investment income      $    5,645       $   (2,518)
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                      '10 Shares      '10 Amount      '09 Shares      '09 Amount
                                     (unaudited)     (unaudited)
-------------------------------------------------------------------------------------------------
Class A
Shares sold                          --              --               --              $110
------------------------------------------------------------------------------------------------
    Net increase                     --              --               --              $110
================================================================================================


The accompanying notes are an integral part of these financial statements.


26    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

Financial Highlights


-----------------------------------------------------------------------------------------------------
                                                    Six Months                         6/3/08 (a)
                                                    Ended                              (Commencement
                                                    4/30/10            Year Ended      of Operations)
                                                    (unaudited)        10/31/09        to 10/31/08
-----------------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period               $ 7.45             $ 6.15          $ 10.00
-----------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                             $ 0.03             $ 0.09          $  0.03
  Net realized and unrealized gain (loss) on
    investments, written options and futures
    contracts and foreign currency transactions       0.57               1.25            (3.88)
-----------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      investment operations                         $ 0.60             $ 1.34          $ (3.85)
 Distributions to shareowners:
  Net investment income                                 --              (0.04)              --
-----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $ 0.60             $ 1.30          $ (3.85)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 8.05             $ 7.45          $  6.15
=====================================================================================================
 Total return*                                        8.05%             21.89%          (38.50%)***
 Ratio of net expenses to average net assets          1.30%**            1.30%            1.30%**
 Ratio of net investment income to average net
  assets                                              0.70%**            1.47%            0.93%**
 Portfolio turnover rate                                28%**              62%              38%***
 Net assets, end of period (in thousands)           $2,414             $2,236          $ 1,847
 Ratios with no waiver of fees and assumption of
  expenses by the Adviser
    Net expenses                                      5.01%**            7.63%            8.95%**
    Net investment loss                              (3.01)%**          (4.86)%          (6.71)%**
=====================================================================================================

(a) Class A shares were first publicly offered on June 3, 2008.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges.
    Total return would be reduced if sales charges were taken into account. ** Annualized.
*** Not Annualized.


The accompanying notes are an integral part of these financial statements.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    27

Notes to Financial Statements | 4/30/10


1. Organization and Significant Accounting Policies

Pioneer Global Diversified Equity Fund (the Fund) is a series of Pioneer Series Trust VII, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was first publicly offered on June 3, 2008. Prior to June 3, 2008, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at April 30, 2010 are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to the document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange


28    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are fair valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are fair valued using the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that daily adjustments to the valuation of securities of non-U.S. issuers by an independent service using fair value methods is appropriate for the Fund.

   The Fund may also use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At April 30, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    29
   the amount of income accrued and the U.S. dollars actually received.
   Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the repatriation of certain foreign currencies and/or net realized capital gains in certain countries. During the six months ended April 30, 2010, the Fund paid no such taxes.

   In determining daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains taxes, if any, is based on the net unrealized appreciation of certain portfolio securities, the holding periods of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of April 30, 2010, the Fund did not have a reserve related to capital gains.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


30    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2009 was as follows:

--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                          $11,040
Long-term capital gain                                                        --
--------------------------------------------------------------------------------
  Total                                                                  $11,040
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at October 31, 2009:

--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
Distributable earnings:
Capital loss carryforward                                            $ (636,397)
Unrealized depreciation                                                (124,309)
--------------------------------------------------------------------------------
  Total                                                              $ (760,706)
================================================================================

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A (UniCredit), earned no underwriting commissions on the sale of Class A shares during the six months ended April 30, 2010.

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4).

   Distributions to shareowners are recorded as of the ex-dividend date.

G. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference



      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    31
   between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. The average number of contracts open during the six months ended April 30, 2010 was 2.

   At April 30, 2010, open futures contracts were as follows.

--------------------------------------------------------------------------------
               Number of
               Contracts        Settlement        Fair          Unrealized
Type           Long/(Short)     Month             Value         Gain
--------------------------------------------------------------------------------
S&P 500        2                6/10              $118,340      $3,675

H. Option Writing

   When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

   Transactions in written options for the six months ended April 30, 2010, are summarized as follows:

--------------------------------------------------------------------------------
                                                    Number of          Premiums
                                                    Contracts          Received
--------------------------------------------------------------------------------
Options outstanding at beginning of period           7                 $9,687
Options opened                                      14                 13,826
Options exercised                                   --                     --
Options closed                                      14                 19,177
Options expired                                     --                     --
Options outstanding at end of period                 7                 $4,336

I. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the


32    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10
   fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2. Management Agreement

Pioneer Investment Management, Inc., (PIM) a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $500 million, 0.70% of the next $500 million and 0.65% on assets over $1 billion. For the six months ended April 30, 2010, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.30% of the average daily net assets attributable to Class A shares This expense limitation is in effect through March 1, 2012 for Class A shares. There can be no assurance that PIM will extend the expense limitation agreement beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2 in management fees, administrative costs and certain other reimbursements payable to PIM at April 30, 2010.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    33

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended April 30, 2010, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                       $6

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $35 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at April 30, 2010.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $17 in distribution fees payable to PFD at April 30, 2010.

In addition, redemptions of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2010, no CDSCs were paid to PFD.

5. Forward Foreign Currency Contracts

At April 30, 2010, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting hedge contract. At April 30, 2010, the Fund had no outstanding settlement hedges. The average number of contracts open during the six months ended April 30, 2010 was 7,910,513. Open portfolio hedges at April 30, 2010, were as follows:


34    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

--------------------------------------------------------------------------------
                                                               Net Unrealized
                                              Settlement       Appreciation/
Contracts to Deliver      In Exchange For     Date             (Depreciation)
--------------------------------------------------------------------------------
JPY         7,000,000     EUR      57,694     6/9/10           $2,262
EUR            77,331     USD     105,000     6/9/10           $  418
EUR            38,741     GBP      35,000     6/9/10           $3,490
--------------------------------------------------------------------------------
  Total                                                        $6,170
================================================================================

6. Additional Disclosures about Derivative Instruments and Hedging Activities:

Fair values of derivative instruments as of April 30, 2010:

Derivatives Not Accounted
for as Hedging Instruments
under Accounting Standards
Codification (ASC) 815          Asset Derivatives 2010           Liabilities Derivatives 2010
(formerly FASB                  ------------------------------   ----------------------------
                                Balance Sheet                    Balance Sheet
Statement 133)                  Location          Fair Value     Location         Fair Value
-----------------------------   ---------------   ------------   --------------   -----------
Foreign Exchange Contracts      Receivables*      $6,170         Payables         $--
---------------------------------------------------------------------------------------------
Index futures contracts         Receivable**      $3,675         Payable          $--
---------------------------------------------------------------------------------------------
  Total                                           $9,845                          $--
=============================================================================================

* Foreign exchange contracts are shown as a net receivable on the Statement of Assets and Liabilities
** Represents the net unrealized appreciation on futures. Payable for variation margin on open future contracts reflects unsettled variation margin.


The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 was as follows:

Derivatives Not Accounted                                                                   Change in
for as Hedging Instruments                                                                  Unrealized Gain
under Accounting Standards                                                 Realized Gain    or (Loss) on
Codification (ASC) 815                                                     on Derivatives   Derivatives
(formerly FASB                Location of Gain or (Loss) On                Recognized       Recognized
Statement 133)                Derivatives Recognized in Income             in Income        in Income
----------------------------- ------------------------------------------   ---------------- ----------------
Foreign Exchange Contracts    Net realized gain on forward foreign         $ 3,770
                              currency contracts and other assets and
                              liabilities denominated in foreign
                              currencies
Index futures contracts       Net realized gain on futures contracts       $11,250
Foreign Exchange Contracts    Change in unrealized loss on forward                          $ (409)
                              foreign currency contracts and other
                              assets and liabilities denominated in
                              foreign currencies
Index futures contracts       Change in net unrealized gain on futures                      $4,725
                              contracts

Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    35

Approval of Investment Advisory Agreement (unaudited)


Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Global Diversified Equity Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.


36    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    37
that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


38    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    39

Trustees, Officers and Service Providers


Trustees                        Officers
John F. Cogan, Jr., Chairman    John F. Cogan, Jr., President
David R. Bock                   Daniel K. Kingsbury, Executive Vice President
Mary K. Bush                    Mark E. Bradley, Treasurer
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


40    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

                           This page for your notes.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    41

                           This page for your notes.


42    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

                           This page for your notes.


      Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10    43

                           This page for your notes.


44    Pioneer Global Diversified Equity Fund | Semiannual Report | 4/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com


This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------
                       Pioneer Global High
                       Yield Fund
--------------------------------------------------------------------------------
                       Semiannual Report | April 30, 2010
--------------------------------------------------------------------------------

                       Ticker Symbols:
                       Class A   PGHYX
                       Class B   PGHBX
                       Class C   PGYCX
                       Class Y   GHYYX
                       Class Z   PGHZX

                       [LOGO]PIONEER
                             Investment(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               8
Prices and Distributions                        9
Performance Update                             10
Comparing Ongoing Fund Expenses                15
Schedule of Investments                        17
Financial Statements                           54
Notes to Financial Statements                  63
Approval of Investment Advisory Agreement      74
Trustees, Officers and Service Providers       78

               Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

2    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

               Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    3

Portfolio Management Discussion | 4/30/10

The world economy continued its rebound during the six months ended April 30, 2010, leading to improved corporate profitability and strong performance by high-yield bonds both in the United States and abroad. In the following interview, Andrew Feltus and Tracy Wright discuss the factors that influenced the performance of Pioneer Global High Yield Fund over the six months. Mr. Feltus, senior vice president, and Tracy Wright, assistant portfolio manager, both members of Pioneer's fixed-income team, are responsible for daily management of the Fund.

Q    How did the Fund perform during the six months ended April 30, 2010?

A The Fund performed very well, outpacing both its benchmark indices and its competitive fund peers. For the six month ended April 30, 2010, Pioneer Global High Yield Fund Class A shares returned 13.22% at net asset value, while the Fund's benchmarks, the Bank of America/Merrill Lynch (BofA ML) Global High Yield and Emerging Markets Plus Index and the BofA ML High Yield Master II Index, returned 8.53% and 11.65%, respectively. Over the same period, the average return of the 486 mutual funds in Lipper's High Current Yield category was 10.79%. On April 30, 2010, the 30-day SEC yield on the Fund's Class A shares was 8.14%.

Q What factors contributed to the Fund's strong relative performance over the six months ended April 30, 2010?

A As investors gained added confidence in an economic recovery, high-yield bonds, emerging market debt and other credit-sensitive securities continued the performance rally that began in March of 2009. A steady drumbeat of encouraging economic data throughout the world emboldened investors to accept more risk. The U.S. economy, as reflected by gross domestic product
     (GDP), began growing again and corporate profits began rising. Even unemployment, typically a lagging indicator of economic progress, appeared to begin to stabilize in the final two months of the period. In that environment, the Fund benefited by maintaining its emphasis on domestic high-yield bonds, foreign high-yield securities and emerging market debt. The Fund's overweighting of high-yield corporates was helpful, as was an underweighting of emerging market sovereign debt. The Fund's relative performance also was aided by the decision to underweight European securities and the euro currency relative to the BofA ML Global High Yield and Emerging Markets Plus Index (the GHY EMP Index), as the euro came under pressure when government fiscal problems in Europe, most notably in Greece, raised investor anxieties. The euro, for example, lost 11.4% of its value relative to the U.S. dollar. While 17% of the GHY EMP Index was represented by the euro bloc, the Fund had just 7.75% of its assets invested in

4 Pioneer Global High Yield Fund | Semiannual Report | 4/30/10 the euro bloc and other European currencies at period end, and part of that was invested in Norwegian currency, which proved more resilient than the euro.

     As of April 30, 2010, U.S. dollar high-yield developed market corporate bonds accounted for 58.6% of the Fund's net assets, while 30.5% of Fund assets were invested in emerging markets and 5.9% were invested in non-U.S. dollar high-yield corporate bonds. The Fund also had about 5.8% of net assets invested in floating-rate loans, 6.5% of assets in non-government agency mortgage-backed securities, and 1.5% of assets in catastrophe-linked, insurance industry bonds. The latter three groups of investments all have floating-rate features, which should give the Fund protection against the potential of rising interest rates as the economic recovery advances. The Fund's total foreign currency exposure was about 9% of net assets at the end of the six-month period, including 1.3% in currencies of emerging market countries, including Brazil, Turkey, Argentina and Colombia.

Q What were some of the individual investments that most influenced the Fund's performance during the six months ended April 30, 2010?

A The Fund had very strong security selection, thanks to rigorous fundamental analysis by Pioneer's bond research team. Some of the Fund's strongest gains came from corporate bonds that had fallen dramatically during the credit crisis of 2007 and 2008, but then snapped back sharply on improved results. These included securities of: NCO Group, a debt collection corporation; MSX International, an administrator of automobile warranty programs; and Commercial Vehicle Group, a manufacturer of parts for the truck industry. Other strong performers included securities of: Lear, a manufacturer of components for the automotive industry that was reorganized after filing for bankruptcy; and Niagara, a steel company that underwent a restructuring. Several of the Fund's investments in convertible bonds also helped performance significantly, as corporate profitability improved and the convertible securities appreciated in value in sympathy with the underlying equities. These included securities of Ford Motor and WESCO, an electrical components distributor.

     Seven of the 10 most significant detractors from the Fund's performance during the six-month period were securities linked to the euro. These included bonds of Impress Holdings, a European glass packaging company, and PA Resources, a Swedish oil corporation. Outside Europe, one disappointing investment was the bond of Scribe, a Mexican box and container-board company. While the company's underlying operations performed as expected, the bond nevertheless underperformed. In the United States, two disappointing investments were the bonds of two Native American casino operations, the Mashantucket Tribe's Foxwoods facility complex in Connecticut and the Shingle Springs facility in California.

               Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    5

     Despite disappointments by euro-linked investments generally, one Fund position in Greece performed relatively well: the securities of Fage, a Greek dairy company. The corporation earns more than half its profits from sales of yogurt in the United States, where it recently completed work on a new manufacturing plant, a move which should improve corporate efficiency and U.S. revenues.

Q    What is your investment outlook?

A We believe the economic recovery will continue to advance in 2010, which should lead to growing corporate profits, supporting the performance of both high-yield corporate bonds and floating-rate bank loans. At this point, it is difficult to anticipate the investment environment in 2011 in the United States, however, as the market will be reacting to anticipated tax increases and the phase-in of national health care changes, as well as tighter monetary policy in China and tighter fiscal policy in Europe. In the near term, economic fundamentals look healthy. In the high-yield market, bond prices still appear attractive, especially after a market pullback in early May 2010, after the end of the six-month period. We expect to continue to de-emphasize investments in Europe in the Fund's portfolio, as we anticipate European growth to continue to underperform other markets.

Please refer to the Schedule of Investments on pages 17-53 for a full listing of Fund securities.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The Fund can invest in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

6    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.

               Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    7

Portfolio Summary | 4/30/10

Portfolio Diversification

--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                                                       74.7%
Convertible Corporate Bonds                                                 6.6%
Senior Secured Loans                                                        5.6%
Temporary Cash Investments                                                  4.3%
Asset Backed Securities                                                     3.6%
Collateralized Mortgage Obligations                                         2.1%
Foreign Government Bonds                                                    1.1%
Common Stocks                                                               0.9%
Preferred Stocks                                                            0.7%
Municipal Bonds                                                             0.3%
Warrants                                                                    0.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1. WESCO International, Inc., 6.0%, 9/15/29                               0.87%
 2. NCO Group, Inc., 11.875%, 11/15/14                                     0.85
 3. True Move Co., Ltd., 10.75%, 12/16/13 (144A)                           0.83
 4. Exopack Holding Corp., 11.25%, 2/1/14                                  0.80
 5. NII Holdings, Inc., 3.125%, 6/15/12                                    0.75
 6. CII Carbon LLC, 11.125%, 11/15/15                                      0.75
 7. Alliance One International, Inc., 10.0%, 7/15/16                       0.72
 8. Hologic, Inc., 2.0%, 12/15/37                                          0.70
 9. Minerva Overseas II, 10.875%, 11/15/19 (144A)                          0.68
10. Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A)                        0.67

* The list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

Prices and Distributions | 4/30/10

Net Asset Value per Share
--------------------------------------------------------------------------------

-------------------------------------------
Class             4/30/10          10/31/09
-------------------------------------------
  A               $ 10.22           $ 9.39
-------------------------------------------
  B               $ 10.21           $ 9.37
-------------------------------------------
  C               $ 10.18           $ 9.34
-------------------------------------------
  Y               $ 10.07           $ 9.25
-------------------------------------------
  Z               $ 10.53           $ 9.67
-------------------------------------------

Distributions per Share: 10/31/09-4/30/10
--------------------------------------------------------------------------------

-------------------------------------------------------------
             Net Investment      Short-Term       Long-Term
Class            Income        Capital Gains    Capital Gains
-------------------------------------------------------------
  A             $ 0.3880            $ --            $ --
-------------------------------------------------------------
  B             $ 0.3449            $ --            $ --
-------------------------------------------------------------
  C             $ 0.3474            $ --            $ --
-------------------------------------------------------------
  Y             $ 0.3994            $ --            $ --
-------------------------------------------------------------
  Z             $ 0.4100            $ --            $ --
-------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Bank of America (BofA) Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index tracks the performance of the below and border-line investment-grade global debt markets denominated in the major developed market currencies. The index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts appearing on pages 10-14.

               Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    9

Performance Update | 4/30/10                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund at public offering price, compared to that of the Bank of America (BofA)/Merrill Lynch (ML) Global High Yield Master II Index and the Bank of America (BofA)/Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of April 30, 2010)
----------------------------------------------------------------------
                                        Net Asset      Public Offering
Period                                  Value (NAV)    Price (POP)
----------------------------------------------------------------------
Life-of-Class
(8/27/01)                                10.47%         9.89%
5 Years                                   7.10          6.12
1 Year                                   61.75         54.37
----------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2010)
----------------------------------------------------------------------
                                        Gross          Net
----------------------------------------------------------------------
                                         1.32%          1.10%
----------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Global      BofA/ML Global High     BofA/ML Global High Yield and
           High Yield Fund    Yield Master II Index     Emerging Markets Plus Index
8/01           $ 9,550               $10,000                      $10,000
4/02           $10,163               $10,157                      $10,198
4/03           $12,102               $11,601                      $10,974
4/04           $14,238               $13,332                      $12,591
4/05           $16,148               $14,714                      $13,406
4/06           $18,021               $16,192                      $14,621
4/07           $20,478               $18,298                      $16,436
4/08           $19,860               $18,615                      $16,300
4/09           $14,069               $15,967                      $13,906
4/10           $22,757               $22,394                      $20,053

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

Performance Update | 4/30/10                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Bank of America (BofA)/Merrill Lynch (ML) Global High Yield Master II Index and the Bank of America (BofA)/Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of April 30, 2010)
----------------------------------------------------------
                                        If        If
Period                                  Held      Redeemed
----------------------------------------------------------
Life-of-Class
(11/21/03)                               7.31%     7.31%
5 Years                                  6.25      6.25
1 Year                                  60.70     56.70
----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2010)
----------------------------------------------------------
                                        Gross     Net
----------------------------------------------------------
                                         2.08%     2.00%
----------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Global      BofA/ML Global High     BofA/ML Global High Yield and
           High Yield Fund    Yield Master II Index     Emerging Markets Plus Index
11/03          $10,000               $10,000                      $10,000
4/04           $10,277               $10,322                      $10,396
4/05           $11,563               $11,391                      $11,069
4/06           $12,811               $12,536                      $12,072
4/07           $14,430               $14,166                      $13,571
4/08           $13,879               $14,411                      $13,458
4/09           $ 9,745               $12,361                      $11,481
4/10           $15,660               $17,337                      $16,557

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/11 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    11

Performance Update | 4/30/10                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Bank of America (BofA)/Merrill Lynch (ML) Global High Yield Master II Index and the Bank of America (BofA)/Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of April 30, 2010)
----------------------------------------------------------
                                        If        If
Period                                  Held      Redeemed
----------------------------------------------------------
Life-of-Class
(11/21/03)                               7.24%     7.24%
5 Years                                  6.30      6.30
1 Year                                  60.76     60.76
----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2010)
----------------------------------------------------------
                                        Gross     Net
----------------------------------------------------------
                                         1.98%     1.98%
----------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Global      BofA/ML Global High     BofA/ML Global High Yield and
           High Yield Fund    Yield Master II Index     Emerging Markets Plus Index
11/03          $10,000               $10,000                      $10,000
4/04           $10,211               $10,322                      $10,396
4/05           $11,487               $11,391                      $11,069
4/06           $12,724               $12,536                      $12,072
4/07           $14,343               $14,166                      $13,571
4/08           $13,810               $14,411                      $13,458
4/09           $ 9,699               $12,361                      $11,481
4/10           $15,592               $17,337                      $16,557

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. "If Redeemed" results reflect the deduction of 1% CDSC. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

Performance Update | 4/30/10                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Bank of America (BofA)/Merrill Lynch (ML) Global High Yield Master II Index and the Bank of America (BofA)/Merrill Lynch Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of April 30, 2010)
----------------------------------------------------------
                                        If        If
Period                                  Held      Redeemed
----------------------------------------------------------
Life-of-Class
(8/27/01)                               10.45%    10.45%
5 Years                                  7.07      7.07
1 Year                                  62.00     62.00
----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2010)
----------------------------------------------------------
                                        Gross     Net
----------------------------------------------------------
                                         0.78%     0.78%
----------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Global      BofA/ML Global High     BofA/ML Global High Yield and
           High Yield Fund    Yield Master II Index     Emerging Markets Plus Index
8/01           $10,000               $10,000                      $10,000
4/02           $10,643               $10,157                      $10,198
4/03           $12,674               $11,601                      $10,974
4/04           $14,910               $13,332                      $12,591
4/05           $16,911               $14,714                      $13,406
4/06           $18,547               $16,192                      $14,621
4/07           $21,144               $18,298                      $16,436
4/08           $20,629               $18,615                      $16,300
4/09           $14,687               $15,967                      $13,906
4/10           $23,793               $22,394                      $20,053

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on December 28, 2005 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception on December 28, 2005 would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    13

Performance Update | 4/30/10                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Bank of America (BofA)/Merrill Lynch (ML) Global High Yield Master II Index and the Bank of America (BofA)/Merrill Lynch Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of April 30, 2010)
----------------------------------------------------------
                                        If        If
Period                                  Held      Redeemed
----------------------------------------------------------
Life-of-Class
(8/27/01)                               10.83%    10.83%
5 Years                                  7.71      7.71
1 Year                                  61.83     61.83
----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2010)
----------------------------------------------------------
                                        Gross     Net
----------------------------------------------------------
                                         1.23%     0.90%
----------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Global      BofA/ML Global High     BofA/ML Global High Yield and
           High Yield Fund    Yield Master II Index     Emerging Markets Plus Index
8/01           $10,000               $10,000                      $10,000
4/02           $10,643               $10,157                      $10,198
4/03           $12,674               $11,601                      $10,974
4/04           $14,910               $13,332                      $12,591
4/05           $16,911               $14,714                      $13,406
4/06           $18,872               $16,192                      $14,621
4/07           $21,329               $18,298                      $16,436
4/08           $20,875               $18,615                      $16,300
4/09           $15,151               $15,967                      $13,906
4/10           $24,518               $22,394                      $20,053

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Z shares on July 6, 2007 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on July 6, 2007 would have been higher than the performance shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/12 for Class Z shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on actual returns from November 1, 2009 through April 30, 2010.

------------------------------------------------------------------------------------------
Share Class                 A             B             C             Y             Z
------------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00
Value on 11/1/09
------------------------------------------------------------------------------------------
Ending Account Value    $ 1,132.20    $ 1,128.60    $ 1,129.30    $ 1,134.50    $ 1,133.90
(after expenses)
on 4/30/10
------------------------------------------------------------------------------------------
Expenses Paid           $     5.82    $    10.19    $     9.61    $     3.81    $     4.76
During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.93%, 1.82%, 0.72%, and 0.90% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from November 1, 2009 through April 30, 2010.

------------------------------------------------------------------------------------------
Share Class                 A             B             C             Y             Z
------------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00
Value on 11/1/09
------------------------------------------------------------------------------------------
Ending Account Value    $ 1,019.34    $ 1,015.22    $ 1,015.77    $ 1,021.22    $ 1,020.33
(after expenses)
on 4/30/10
------------------------------------------------------------------------------------------
Expenses Paid           $     5.51    $     9.64    $     9.10    $     3.61    $     4.51
During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.93%, 1.82%, 0.72%, and 0.90% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

16    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

Schedule of Investments | 4/30/10 (unaudited)


-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           CONVERTIBLE CORPORATE BONDS -- 6.8%
                                           ENERGY -- 0.3%
                                           Coal & Consumable Fuels -- 0.1%
$ 2,300,000                      BB-/NR    Massey Energy Co., 3.25% 8/1/15                         $    1,934,875
-----------------------------------------------------------------------------------------------------------------
                                           Oil & Gas Exploration & Production -- 0.1%
  1,160,000                       NA/NA    Carrizo Oil & Gas, Inc., 4.875%, 6/1/28                 $    1,038,200
  1,885,000                      BB/Ba3    Chesapeake Energy, Inc., 2.5%, 5/15/37                       1,552,769
                                                                                                   --------------
                                                                                                   $    2,590,969
                                                                                                   --------------
                                           Total Energy                                            $    4,525,844
-----------------------------------------------------------------------------------------------------------------
                                           MATERIALS -- 1.0%
                                           Construction Materials -- 0.1%
  1,950,000                        B/B2    Cemex SAB de CV. 4.875%, 3/15/15                        $    2,237,625
-----------------------------------------------------------------------------------------------------------------
                                           Forest Products -- 0.9%
 12,150,000                      BB/Ba2    Sino Forest Corp., 5.0%, 8/1/13 (144A)                  $   13,745,295
  7,100,000                       BB/NR    Sino-Forest Corp., 4.25%, 12/15/16                           7,579,250
                                                                                                   --------------
                                                                                                   $   21,324,545
                                                                                                   --------------
                                           Total Materials                                         $   23,562,170
-----------------------------------------------------------------------------------------------------------------
                                           CAPITAL GOODS -- 1.6%
                                           Construction & Farm Machinery & Heavy Trucks -- 0.4%
  7,505,000                        B/B1    Navistar International Corp., 3.0%,
                                           10/15/14                                                $    8,799,613
-----------------------------------------------------------------------------------------------------------------
                                           Electrical Component & Equipment -- 0.3%
  2,350,000                       NR/NR    JA Solar Holdings Co., 4.5%, 5/15/13                    $    2,047,438
  2,000,000                      BB-/NR    SunPower Corp., 1.25%, 2/15/27                               1,797,500
  5,329,000                        B/NR    Suntech Power Co., 3.0%, 3/15/13                             4,622,908
                                                                                                   --------------
                                                                                                   $    8,467,846
-----------------------------------------------------------------------------------------------------------------
                                           Trading Companies & Distributors -- 0.9%
 11,923,000                        B/NR    WESCO International, Inc., 6.0%,
                                           9/15/29                                                 $   19,643,143
                                                                                                   --------------
                                           Total Capital Goods                                     $   36,910,602
-----------------------------------------------------------------------------------------------------------------
                                           TRANSPORTATION -- 0.4%
                                           Marine -- 0.4%
  9,481,000                   CCC+/Caa2    Horizon Lines, Inc., 4.25%, 8/15/12                     $    8,461,793
                                                                                                   --------------
                                           Total Transportation                                    $    8,461,793
-----------------------------------------------------------------------------------------------------------------
                                           AUTOMOBILES & COMPONENTS -- 0.6%
                                           Automobile Manufacturers -- 0.6%
  8,424,000                      CCC/B3    Ford Motor Co., 4.25%, 11/15/16                         $   13,109,850
                                                                                                   --------------
                                           Total Automobiles & Components                          $   13,109,850
-----------------------------------------------------------------------------------------------------------------
                                           MEDIA -- 0.6%
                                           Advertising -- 0.4%
  8,010,000                      B+/Ba2    Interpublic Group Cos., 4.25%, 3/15/23                  $    8,580,713
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    17

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Movies & Entertainment -- 0.2%
 $ 6,343,000                      B-/NR    Live Nation, Inc., 2.875%, 7/15/27                      $    5,875,204
                                                                                    -              -------------
                                           Total Media                                             $   14,455,917
-----------------------------------------------------------------------------------------------------------------
                                           FOOD, BEVERAGE & TOBACCO -- 0.3%
                                           Tobacco -- 0.3%
   5,135,000                    B-/Caa1    Alliance One International, Inc., 5.5%,
                                           7/15/14 (144A) (b)                                      $    6,283,956
                                                                                                   --------------
                                           Total Food, Beverage & Tobacco                          $    6,283,956
-----------------------------------------------------------------------------------------------------------------
                                           HEALTH CARE EQUIPMENT & SERVICES -- 1.1%
                                           Health Care Equipment -- 0.7%
  17,562,000                     BB-/NR    Hologic, Inc., 2.0%, 12/15/37                           $   15,805,800
-----------------------------------------------------------------------------------------------------------------
                                           Health Care Services -- 0.4%
  11,631,000                      B+/B3    Omnicare, Inc., 3.25%, 12/15/35                         $    9,959,041
                                                                                                   --------------
                                           Total Health Care Equipment & Services                  $   25,764,841
-----------------------------------------------------------------------------------------------------------------
                                           REAL ESTATE -- 0.1%
                                           Real Estate Operating Companies -- 0.1%
   1,900,000                      B-/B3    Forest City Enterprises, Inc., 5.0%,
                                           10/15/16                                                $    2,527,000
                                                                                                   --------------
                                           Total Real Estate                                       $    2,527,000
-----------------------------------------------------------------------------------------------------------------
                                           TECHNOLOGY HARDWARE & EQUIPMENT -- 0.1%
                                           Electronic Equipment & Instruments -- 0.1%
   1,665,000                      B+/NR    L-1 Identity Solutions, Inc., 3.75%,
                                           5/15/27                                                 $    1,581,750
                                                                                                   --------------
                                           Total Technology Hardware & Equipment                   $    1,581,750
-----------------------------------------------------------------------------------------------------------------
                                           TELECOMMUNICATION SERVICES -- 0.7%
                                           Wireless Telecommunication Services -- 0.7%
  17,800,000                      B-/NR    NII Holdings, Inc., 3.125%, 6/15/12                     $   16,910,000
                                                                                                   --------------
                                           Total Telecommunication Services                        $   16,910,000
-----------------------------------------------------------------------------------------------------------------
                                           TOTAL CONVERTIBLE CORPORATE BONDS
                                           (Cost $123,016,429)                                     $  154,093,723
-----------------------------------------------------------------------------------------------------------------
Shares
-----------------------------------------------------------------------------------------------------------------

                                           PREFERRED STOCKS -- 0.8%
                                           MATERIALS -- 0.3%
                                           Diversified Metals & Mining -- 0.3%
      70,700                               Freeport-MC Copp., 6.75%, 5/1/10                        $    7,536,479
                                                                                                   --------------
                                           Total Materials                                         $    7,536,479
-----------------------------------------------------------------------------------------------------------------
                                           CONSUMER SERVICES -- 0.0%
                                           Hotels, Resorts & Cruise Lines -- 0.0%
      17,350                               Persues Holding Corp.*(f)                               $           --
                                                                                                   --------------
                                           Total Consumer Services                                 $           --
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

-----------------------------------------------------------------------------------------------------------------
                Floating    S&P/Moody's
Shares          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 0.5%
                                           Diversified Financial Services -- 0.3%
       6,740                               Bank of America Corp., 7.25%, 12/31/49                  $    6,618,612
-----------------------------------------------------------------------------------------------------------------
                                           Multi-Sector Holding -- 0.2%
      60,000                               Vale Capital, Ltd., 5.5%, 6/15/10                       $    3,387,600
                                                                                                   --------------
                                           Total Diversified Financials                            $   10,006,212
-----------------------------------------------------------------------------------------------------------------
                                           TOTAL PREFERRED STOCKS
                                           (Cost $12,363,160)                                      $   17,542,691
-----------------------------------------------------------------------------------------------------------------
                                           COMMON STOCKS -- 0.9%
                                           ENERGY -- 0.1%
                                           Oil & Gas Equipment & Services -- 0.1%
   8,037,315                               Skeie Drilling & Production ASA*                        $    1,294,671
                                                                                                   --------------
                                           Total Energy                                            $    1,294,671
-----------------------------------------------------------------------------------------------------------------
                                           MATERIALS -- 0.3%
                                           Commodity Chemicals -- 0.2%
     255,986                               Georgia Gulf Corp.*                                     $    5,257,952
-----------------------------------------------------------------------------------------------------------------
                                           Forest Products -- 0.1%
     244,090                               Ainsworth Lumber Co., Ltd.*                             $    1,099,137
-----------------------------------------------------------------------------------------------------------------
                                           Steel -- 0.0%
     127,393                               KNIA Holdings, Inc.,*(f)                                $      988,566
                                                                                                   --------------
                                           Total Materials                                         $    7,345,655
-----------------------------------------------------------------------------------------------------------------
                                           CAPITAL GOODS - 0.0%
                                           Building Products - 0.0%
         894                               Panolam Holdings Co. (f)                                $      438,060
                                                                                                   --------------
                                           Total Capital Goods                                     $      438,060
-----------------------------------------------------------------------------------------------------------------
                                           AUTOMOBILES & COMPONENTS -- 0.5%
                                           Auto Parts & Equipment -- 0.5%
     143,815                               Lear Corp.*                                             $   11,674,902
                                                                                                   --------------
                                           Total Automobiles & Components                          $   11,674,902
-----------------------------------------------------------------------------------------------------------------
                                           MEDIA -- 0.0%
                                           Cable & Satellite -- 0.0%
      24,008                               Charter Communication, Inc.,*(b)                        $      909,903
                                                                                                   --------------
                                           Total Media                                             $      909,903
-----------------------------------------------------------------------------------------------------------------
                                           REAL ESTATE -- 0.0%
                                           Real Estate Development -- 0.0%
     159,647                               Newhall Land Development LLC*                           $      311,312
                                                                                                   --------------
                                           Total Real Estate                                       $      311,312
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    19

-----------------------------------------------------------------------------------------------------------------
                Floating    S&P/Moody's
Shares          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           SOFTWARE & SERVICES -- 0.0%
                                           Data Processing & Outsourced Services -- 0.0%
      33,046                               Perseus Holding Corp.*(f)                               $           --
                                                                                                   --------------
                                           Total Software & Services                               $           --
-----------------------------------------------------------------------------------------------------------------
                                           TOTAL COMMON STOCKS
                                           (Cost $17,353,379)                                      $   21,974,503
-----------------------------------------------------------------------------------------------------------------
Principal
Amount
-----------------------------------------------------------------------------------------------------------------

                                           ASSET BACKED SECURITIES -- 3.7%
                                           CONSUMER SERVICES -- 0.3%
                                           Restaurants -- 0.3%
 $ 1,300,000                  BBB-/Baa3    Dunkin Brands Master Finance LLC,
                                           5.779%, 6/20/31                                         $    1,274,104
   6,240,000                     BB/Ba3    Dunkin Brands Master Finance LLC,
                                           8.28%, 6/20/31 (144A)                                        5,729,568
                                                                                                   --------------
                                                                                                   $    7,003,672
                                                                                                   --------------
                                           Total Consumer Services                                 $    7,003,672
-----------------------------------------------------------------------------------------------------------------
                                           FOOD & DRUG RETAILING -- 0.5%
                                           Food Retail -- 0.5%
   3,150,000                  BBB-/Baa3    Dominos Pizza Master Issuer LLC, 5.261%,
                                           4/25/37                                                 $    2,916,188
  10,075,000                     BB/Aaa    Dominos Pizza Master Issuer LLC, 7.629%,
                                           4/25/37                                                      8,563,750
                                                                                                   --------------
                                                                                                   $   11,479,938
                                                                                                   --------------
                                           Total Food & Drug Retailing                             $   11,479,938
-----------------------------------------------------------------------------------------------------------------
                                           BANKS -- 2.2%
                                           Thrifts & Mortgage Finance -- 2.2%
   2,837,523        1.24        AA+/Aa1    ACE 2004-HE4 M1, Floating Rate Note,
                                           12/25/34                                                $    2,174,576
     709,490        0.43       CCC/Caa3    Ace Securities Corp., Floating Rate Note,
                                           1/25/37                                                        376,442
     889,833        0.32         CCC/Ca    ACE Securities Corp., Floating Rate Note,
                                           7/25/36                                                        349,363
   2,073,839        1.51         B-/Ba1    Amortizing Residential Collateral Trust,
                                           Floating Rate Note, 1/25/32                                    961,568
   1,185,801        1.39        AA/Baa2    Amortizing Residential Collateral Trust,
                                           Floating Rate Note, 6/25/32                                    660,440
   1,076,440        0.62        AAA/Aaa    Bayview Financial Acquisition, Floating
                                           Rate Note, 8/28/44                                             969,923
   1,671,341                     AAA/B3    Bear Stearns Asset Backed Securities,
                                           Inc., 0.3656%, 1/25/37                                       1,278,452
   1,480,000        0.68       CCC/Baa2    Bear Stearns Asset Backed Securities,
                                           Inc., Floating Rate Note, 1/25/47                              589,121

The accompanying notes are an integral part of these financial statements.

20    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Thrifts & Mortgage Finance -- (continued)
$ 4,720,000         0.91         A/Baa1    Bear Stearns Asset Backed Securities,
                                           Inc., Floating Rate Note, 3/25/35                       $    3,468,340
  2,260,718         0.47         CCC/A1    BSABS 2006-4 A1, Floating Rate Note,
                                           10/25/33                                                     2,060,664
  8,090,000         0.43      BBB+/Caa2    Carrington Mortgage Loan Trust, Floating
                                           Rate Note, 12/25/36                                          4,584,279
    988,725         0.44         AA/Ba3    Carrington Mortgage Loan Trust, Floating
                                           Rate Note, 2/25/32                                             889,290
  3,001,313         0.46        AA+/Ba3    Carrington Mortgage Loan Trust, Floating
                                           Rate Note, 2/25/35                                           2,769,786
  3,800,000         0.33           A/B3    Carrington Mortgate Loan Trust, Floating
                                           Rate Note, 10/25/36                                          3,068,983
  1,897,423         0.59        AA-/Ba1    Countrywide Asset Backed Certificates,
                                           Floating Rate Note, 4/25/36                                  1,657,198
  1,700,000         0.88          BB/A1    Countrywide Asset-Backed Certificates,
                                           Floating Rate Note, 11/25/34                                   975,619
  3,925,000         0.46         BB+/B3    Countrywide Asset-Backed Certificates,
                                           Floating Rate Note, 6/25/47                                  3,357,834
  1,712,634         0.50       BB-/Caa2    CWL 2006-19 2A2, Floating Rate Note,
                                           3/25/37                                                      1,379,528
  5,139,737         0.79          B/Aaa    CWL 2007-SD1 A1, Floating Rate Note,
                                           3/25/47                                                      2,253,790
  1,113,268         0.69         AAA/A2    FBR Securitization Trust, Floating Rate
                                           Note, 10/25/35                                                 705,016
  1,800,000         0.36         B-/Ba2    Gsamp Trust, Floating Rate Note, 1/25/37                     1,544,317
  3,409,451         0.35         CCC/B2    Lehman XS Trust, Floating Rate Note,
                                           8/25/36                                                      1,604,857
  7,415,392         0.69        CC/Caa2    Lehman XS Trust., Floating Rate Note,
                                           12/25/35                                                     2,167,319
  1,682,666         0.41          B/Ba2    Morgan Stanley ABS Capital, Inc., Floating
                                           Rate Note, 10/25/36                                          1,417,321
  1,651,926         0.34         B/Baa2    Morgan Stanley ABS Capital, Inc., Floating
                                           Rate Note, 2/25/37                                           1,465,910
    601,467         0.34         BB-/A2    Morgan Stanley ABS Capital, Inc., Floating
                                           Rate Note, 2/25/37                                             556,086
  1,823,328         0.33        CCC/Ba3    Option One Mortgage Loan Trust, Floating
                                           Rate Note, 7/25/36                                           1,133,332
  1,844,446         0.50       AAA/Baa2    Residential Asset Mortgage Products, Inc.,
                                           Floating Rate Note, 10/25/35                                 1,653,020
    426,956         0.57         B-/Ba2    Residential Asset Securities, Floating Rate
                                           Note, 1/25/35                                                  382,476
  4,428,120                     BB-/Ba3    Saxon Asset Securities, 0.34594%,
                                           11/25/36                                                     4,199,181
                                                                                                   --------------
                                                                                                   $   50,654,031
                                                                                                   --------------
                                           Total Banks                                             $   50,654,031
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    21

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 0.7%
                                           Consumer Finance -- 0.1%
$ 2,324,069         0.44          B-/B3    Novastar Home Equity Loan, Floating Rate
                                           Note, 3/25/37                                           $    2,215,798
-----------------------------------------------------------------------------------------------------------------
                                           Diversified Financial Services -- 0.6%
  1,051,379                      B-/Ba3    Aircraft Finance Trust, 0.84%, 5/15/24                  $      788,535
 11,105,541         0.82        B-/Caa1    Aircraft Finance Trust, Floating Rate Note,
                                           5/15/24                                                      5,108,549
  3,922,272                      B/Baa3    Ellington Loan Acquisition, 1.0625%,
                                           5/27/37                                                      3,401,065
  5,377,000         0.34        BBB/Ba1    Home Equity Asset Trust, Floating Rate
                                           Note, 3/25/37                                                4,314,025
                                                                                                   --------------
                                                                                                   $   13,612,174
                                                                                                   --------------
                                           Total Diversified Financials                            $   15,827,972
-----------------------------------------------------------------------------------------------------------------
                                           TOTAL ASSET BACKED SECURITIES
                                           (Cost $90,541,256)                                      $   84,965,613
-----------------------------------------------------------------------------------------------------------------
                                           COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.2%
                                           MATERIALS -- 0.2%
                                           Forest Products -- 0.2%
  4,315,000                       BB/B1    T SRA R 2006-1 F 7.5296%, 10/15/36
                                           (144A)                                                  $    4,114,353
                                                                                                   --------------
                                           Total Materials                                         $    4,114,353
-----------------------------------------------------------------------------------------------------------------
                                           BANKS -- 1.5%
                                           Thrifts & Mortgage Finance -- 1.5%
 19,378,584         2.26        AAA/Aaa    Bayview Commercial Asset Trust, Floating
                                           Rate Note, 4/25/36                                      $    1,162,715
  4,087,797                      B/Caa1    Countrywide Alternative Loan Trust, 5.25%,
                                           8/25/35                                                      3,536,777
  1,539,885                    CCC/Caa2    Countrywide Alternative Loan Trust, 5.5%,
                                           11/25/35                                                     1,363,201
  2,840,686                    CCC/Caa2    Countrywide Alternative Loan Trust, 5.5%,
                                           11/25/35                                                     2,169,093
  2,383,879         0.69         B/Baa3    Countrywide Alternative Loan Trust,
                                           Floating Rate Note, 9/25/35                                  1,527,902
  3,066,272                      B-/Ba1    Countrywide Home Loan Trust, 4.5%,
                                           9/25/35                                                      2,594,708
    939,832                      CCC/NR    Countrywide Home Loan Mortgage, 5.5%,
                                           11/25/35                                                       766,920
  1,394,511         5.50          NR/B2    Countrywide Home Loan Mortgage, 5.5%,
                                           9/25/35                                                      1,325,272
  1,261,003         0.59        CCC/Ba1    Countrywide Home Loans, Floating Rate
                                           Note, 3/25/35                                                  481,094
  2,665,652         0.58         CCC/B3    Countrywide Home Loans, Floating Rate
                                           Note, 3/25/35                                                  725,767

The accompanying notes are an integral part of these financial statements.

22    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Thrifts & Mortgage Finance -- (continued)
$  3,983,954        0.71           D/Ca    DSLA 2005-AR6 2A1C, Floating Rate
                                           Note, 10/19/45                                          $      612,897
     325,002        0.99         AAA/A3    Impac CMB Trust, Floating Rate Note,
                                           4/25/35                                                        236,918
   1,010,349        0.32         D/Caa2    Impac Securities Assets Corp., Floating
                                           Rate Note, 11/25/36                                            886,359
   1,840,744        3.76          NR/B1    JP Morgan Mortgage Trust, Floating Rate
                                           Note, 10/25/35                                               1,425,207
   2,765,339        4.94          B+/B1    JP Morgan Mortgage Trust, Floating Rate
                                           Note, 11/25/35                                               2,723,068
   8,801,702        0.60          CC/Ca    Luminent Mortgage Trust, Floating Rate
                                           Note, 7/25/36                                                  816,226
   4,890,000                      NR/B1    SBA CMBS Trust, 7.825%, 11/15/36                             5,073,303
   2,019,663        0.65      BBB-/Baa1    Structured Asset Mortgage Investments,
                                           Inc., Floating Rate Note, 9/25/45                            1,251,195
   4,552,929        0.57        AAA/Aa1    WAMU Mortgage Pass-Through
                                           Certificates, Floating Rate Note, 4/25/45                    3,814,217
   2,328,605                     NR/Ba2    Wells Fargo Mortgage Backed Securities,
                                           5.5%, 11/25/35                                               2,239,615
                                                                                                   --------------
                                                                                                   $   34,732,454
                                                                                                   --------------
                                           Total Banks                                             $   34,732,454
-----------------------------------------------------------------------------------------------------------------
                                           TELECOMMUNICATION SERVICES -- 0.4%
                                           Integrated Telecommunication Services -- 0.4%
   9,670,000                      NA/B2    Global Tower Partners Acquisition, 7.87%,
                                           5/15/37                                                 $    9,670,000
                                                                                                   --------------
                                           Total Telecommunication Services                        $    9,670,000
-----------------------------------------------------------------------------------------------------------------
                                           GOVERNMENT -- 0.1%
   1,494,955                      NR/B3    GSR Mortgage Loan Trust, 5.5%, 8/25/21                  $    1,395,214
                                                                                                   --------------
                                           Total Government                                        $    1,395,214
-----------------------------------------------------------------------------------------------------------------
                                           TOTAL COLLATERALIZED MORTGAGE
                                           OBLIGATIONS
                                           (Cost $55,578,528)                                      $   49,912,021
-----------------------------------------------------------------------------------------------------------------
                                           CORPORATE BONDS -- 76.9%
                                           ENERGY -- 12.3%
                                           Coal & Consumable Fuels -- 2.2%
   4,750,000                    BB+/Ba1    Adaro Indonesia PT, 7.625%,
                                           10/22/19 (b)                                            $    4,981,800
  12,000,000                     BB/Ba3    Bumi Capital Pte, Ltd., 12.0%,
                                           11/10/16 (b)                                                13,245,600
   1,650,000                      BB/B1    Consol Energy, Inc., 8.0%, 4/1/17 (144A)                     1,742,813
   3,300,000                      BB/B1    Consol Energy, Inc., 8.25%,
                                           4/1/20 (144A)                                                3,514,500
   8,512,000                     BB-/B1    Drummond Co., Inc., 9.0%,
                                           10/15/14 (144A)                                              8,916,320

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    23

---------------------------------------------------------------------------------------------------------------------
Principal           Floating    S&P/Moody's
Amount              Rate (d)    Ratings                                                                Value
---------------------------------------------------------------------------------------------------------------------
                                               Coal & Consumable Fuels -- (continued)
$      3,060,000                      B+/B2    Indo Integrated Energy II BV, 9.75%,
                                               11/5/16                                                 $    3,274,200
         750,000                       B/B2    Indo Intergrate Energy BV, 8.5%, 6/1/12                        791,220
       2,850,000                   BB-/Caa1    International Coal Group, 9.125%,
                                               4/1/18 (b)                                                   2,949,750
       6,395,000                       B/B3    New World Resources BV, 7.375%,
                                               5/15/15 (144A)                                               8,257,951
       1,500,000                       B/B2    Penn Virginia Resource Partner LP, 8.25%,
                                               4/15/18                                                      1,530,000
                                                                                                       --------------
                                                                                                       $   49,204,154
---------------------------------------------------------------------------------------------------------------------
                                               Integrated Oil & Gas -- 0.1%
       2,950,000                   BBB/Baa3    Petroleum Co of Trinidad & Tobago, Ltd.,
                                               9.75%, 8/14/19 (b)                                      $    3,451,500
---------------------------------------------------------------------------------------------------------------------
                                               Oil & Gas Drilling -- 1.1%
       8,203,792                      NR/NR    DDI Holding AS, 9.3%, 1/19/12 (144A)                    $    8,121,754
         983,833                      NA/NA    DDI Holdings AS, 9.3%, 4/23/12 (144A)                          947,234
       1,250,000                       B/B2    Hercules Offshore, Inc., 10.5%, 10/15/17                     1,287,500
       2,815,000                      B+/B1    Parker Drilling Co., 9.125%,
                                               4/1/18 (144A)                                                2,878,338
      13,500,000                      NR/NR    Petrolia Drilling ASA, 12.0%,
                                               6/20/12 (144A)                                               1,190,315
       7,350,000                       B/B3    Pioneer Drilling Co., 9.875%,
                                               3/15/18 (144A)                                               7,570,500
NOK   17,000,000       11.65          NA/NA    Sevan Drilling ASA, Floating Rate Note,
                                               12/7/12                                                      2,738,402
                                                                                                       --------------
                                                                                                       $   24,734,043
---------------------------------------------------------------------------------------------------------------------
                                               Oil & Gas Equipment & Services -- 1.3%
       6,910,000                      B+/B1    Complete Production Service, 8.0%,
                                               12/15/16                                                $    7,065,475
       1,600,000        0.00          NA/NA    DP Producer AS, Floating Rate Note,
                                               12/5/11 (144A) (e)                                              16,000
       4,750,000                      B+/B1    Expro Finance Luxembourg SCA, 8.5%,
                                               12/15/16                                                     4,868,750
         910,944        0.50          NA/NA    Nexus ASA, Floating Rate Note,
                                               3/7/12 (e)                                                       9,109
NOK   13,000,000                      NR/NR    PetroJack AS, 11.0%, 4/19/10 (e)                               242,472
       1,156,159        0.00          NR/B3    PetroProd, Ltd., Floating Rate Note,
                                               1/12/12 (e)                                                      1,156
       4,500,000        3.62          NR/NR    Sevan Marine ASA, Floating Rate Note,
                                               5/14/13 (144A)                                               3,847,500
       7,500,000                      NA/NA    Sevan Marine ASA, 9.25%,
                                               12/20/11 (144A)                                              7,387,500

The accompanying notes are an integral part of these financial statements.

24    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

---------------------------------------------------------------------------------------------------------------------
Principal           Floating    S&P/Moody's
Amount              Rate (d)    Ratings                                                                Value
---------------------------------------------------------------------------------------------------------------------
                                               Oil & Gas Equipment & Services -- (continued)
NOK   20,500,000       11.99          NA/NA    Sevan Marine ASA, Floating Rate Note,
                                               10/24/12 (144A)                                         $    3,128,391
       4,231,200                      NA/NA    Skeie Drilling & Production ASA,
                                               11.25%, 3/8/13 (e)                                           3,554,208
                                                                                                       --------------
                                                                                                       $   30,120,561
---------------------------------------------------------------------------------------------------------------------
                                               Oil & Gas Exploration & Production -- 5.7%
$      1,830,000                     B/Caa1    Antero Resources Finance Corp.,
                                               9.375%, 12/1/17                                         $    1,894,050
       3,305,000                      B+/B2    Berry Petroleum Co., 10.25%, 6/1/14                          3,660,288
       1,225,000                     BB-/B1    Bill Barrett Corp., 9.875%, 7/15/16                          1,316,875
EURO   2,550,000                     BB/Ba3    Chesapeake Energy Co., 6.25%, 1/15/17                        3,292,850
       4,750,000                       B/B2    Comstock Resources, Inc.,
                                               8.375%, 10/15/17                                             4,904,375
       4,100,000                      BB/B1    Continental Resources, Inc.,
                                               8.25%, 10/1/19                                               4,407,500
       1,130,000                      BB/B1    Denbury Resources, Inc., 9.75%, 3/1/16                       1,248,650
       6,025,000                     BB-/B2    HilCorp. Energy LLP, 9.0%, 6/1/16
                                               (144A)                                                       6,205,750
       4,535,000                       B/B3    Linn Energy LLC, 11.75%,
                                               5/15/17 (144A)                                               5,169,900
       6,000,000                       B/B3    Linn Energy LLC, 8.625%,
                                               4/15/20 (144A)                                               6,225,000
       6,500,000                      NA/NA    Norse Energy ASA, 10.0%, 7/13/10                             1,091,122
      11,303,000                      NA/NA    Norse Energy ASA,
                                               6.5%, 7/14/11 (144A)                                        10,172,700
      45,000,000                      B-/NR    Norwegian Energy Co., ASA,
                                               12.9%, 11/20/14                                              8,046,833
NOK   39,000,000                      B-/NR    PA Resources AB, 9.56%, 3/9/11                               6,414,474
       2,150,000                     B/Caa1    PetroQuest Energy, Inc.,
                                               10.375%, 5/15/12                                             2,203,750
       7,260,000                     BB-/B1    Plains Exploration & Production Co.,
                                               7.625%, 4/1/20                                               7,269,075
       3,040,000                     BB-/B1    Plains Exploration & Production Co.,
                                               8.625%, 10/15/19                                             3,214,800
       2,535,000                     BB-/B1    Plains Exploration & Production Co.,
                                               10.0%, 3/1/16 (b)                                            2,807,513
       5,635,000                      B-/B3    Quicksilver Resources, Inc.,
                                               7.125%, 4/1/16                                               5,451,863
       5,620,000                       B/B2    Quicksilver Resources, Inc.,
                                               9.125%, 8/15/19                                              6,027,450
       1,815,000                      B+/B3    SandRidge Energy, Inc.,
                                               8.75%, 1/15/20 (144A)                                        1,824,075
       7,260,000                      B+/B3    SandRidge Energy, Inc., 8.0% 6/1/18                          7,132,950
       8,115,000                      B+/B3    SandRidge Energy, Inc., 8.625, 4/1/15                        8,175,863
       1,590,000        5.04          B+/B3    SandRidge Energy, Inc., Floating Rate
                                               Note, 4/1/14                                                 1,492,256

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    25

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Oil & Gas Exploration & Production -- (continued)
$  4,469,000                   BB-/Caa1    Stone Energy Corp., 8.625%, 2/1/17                      $    4,413,138
  13,900,000                  BBB-/Baa2    TNK-BP Finance SA,
                                           7.875%, 3/13/18 (144A)                                      15,012,000
                                                                                                   --------------
                                                                                                   $  129,075,100
-----------------------------------------------------------------------------------------------------------------
                                           Oil & Gas Refining & Marketing -- 1.1%
   4,500,000                    BB-/Ba3    Coffeyville Resources LLC, 9.0%, 4/1/15                 $    4,590,000
   1,600,000                      B+/B1    Holly Energy Partners LP,
                                           6.25%, 3/1/15 (144A)                                         1,616,000
     580,000                       B/B2    Petroplus Finance, Ltd.,
                                           7.0%, 5/17 (144A)                                              527,800
  10,700,000                       B/B2    Petroplus Finance, Ltd.,
                                           9.37%, 9/15/19 (144A)                                       10,218,500
   8,240,000                    BB+/Ba1    Tesoro Corp., 9.75%, 6/1/19                                  8,858,000
                                                                                                   --------------
                                                                                                   $   25,810,300
-----------------------------------------------------------------------------------------------------------------
                                           Oil & Gas Storage & Transportation -- 0.8%
   2,360,000                     BB/Ba1    Enterprise Products, Flating Rate Note,
                                           8/1/66                                                  $    2,454,400
   5,030,000                     BB/Ba1    Enterprise Products Operating LP,
                                           7.0%, 6/1/67                                                 4,728,200
  12,008,000                     BB/Ba1    Southern Union Co., 7.2%, 11/1/66                           11,227,480
                                                                                                   --------------
                                                                                                   $   18,410,080
                                                                                                   --------------
                                           Total Energy                                            $  280,805,738
-----------------------------------------------------------------------------------------------------------------
                                           MATERIALS -- 10.8%
                                           Aluminum -- 1.1%
  11,515,000                      NR/WR    Asia Aluminum Holdings, Ltd., 8.0%,
                                           12/23/11 (144A) (e)                                     $    1,482,556
  16,460,000                    CCC+/B3    CII Carbon LLC, 11.125%, 11/15/15                           16,830,350
   7,077,822        6.83       CCC/Caa1    Noranda Aluminum Acquisition, Inc.,
                                           Floating Rate Note, 5/15/15                                  6,104,621
   1,550,000                    B-/Caa1    Novelis, Inc., 7.25%, 2/15/15                                1,526,750
                                                                                                   --------------
                                                                                                   $   25,944,277
-----------------------------------------------------------------------------------------------------------------
                                           Commodity Chemicals -- 1.5%
  11,343,000                      NR/WR    Basell Finance Co., 8.1%,
                                           3/15/27 (144A) (e)                                      $   11,002,710
   9,000,000                    CCC+/B3    Hexion Finance Escrow LLC,
                                           8.875%, 2/1/18 (144A) (b)                                    8,853,750
   4,100,000                  CCC+/Caa1    Hexion US Fin/Nova Scotia,
                                           9.75%, 11/15/14                                              4,233,250
   4,835,000                      B+/B1    Nova Chemicals Corp.,
                                           8.375%, 11/1/16 (144A)                                       5,016,313
   4,755,000                      B+/B1    Nova Chemicals Corp.,
                                           8.625%, 11/1/19 (144A) (b)                                   4,968,975
                                                                                                   --------------
                                                                                                   $   34,074,998
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

26    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

---------------------------------------------------------------------------------------------------------------------
Principal           Floating    S&P/Moody's
Amount              Rate (d)    Ratings                                                                Value
---------------------------------------------------------------------------------------------------------------------
                                               Construction Materials -- 1.3%
$     15,675,000                    CCC+/B3    AGY Holding Corp., 11.0%, 11/15/14                      $   13,794,000
       3,434,000        6.64          B-/NR    C8 Capital SPV, Ltd., Floating Rate Note,
                                               12/31/49                                                     2,504,897
       9,406,000                       B/NR    Cemex Finance LLC, 9.5%,
                                               12/14/16 (144A)                                              9,500,060
       3,825,000                     BB-/B1    Rearden G Holdings EINS GmbH,
                                               7.875%, 3/30/20 (b)                                          3,953,138
                                                                                                       --------------
                                                                                                       $   29,752,095
---------------------------------------------------------------------------------------------------------------------
                                               Diversified Chemical -- 0.7%
EURO  12,065,000                  CCC-/Caa3    Ineos Group Holdings Plc,
                                               7.875%, 2/15/16 (144A)                                  $   13,451,545
       3,320,000                      NR/WR    Nell AF Sarl, 8.375%,
                                               8/15/15 (144A) (e)                                           1,060,741
         500,000                      NR/WR    Nell AF Sarl, 8.375%,
                                               8/15/15 (144A) (e)                                             115,000
                                                                                                       --------------
                                                                                                       $   14,627,286
---------------------------------------------------------------------------------------------------------------------
                                               Diversified Metals & Mining -- 1.1%
       6,125,902                       B/B2    Blaze Recycling & Metals LLC,
                                               13.0%, 7/16/12                                          $    4,969,638
       6,000,000                       B/B2    FMG Finance Pty, Ltd.,
                                               10.625%, 9/1/16 (144A)                                       7,050,000
      11,575,000                     NR/Ba3    Prime Dig Pte, Ltd., 11.75%, 11/3/14                        12,674,625
                                                                                                       --------------
                                                                                                       $   24,694,263
---------------------------------------------------------------------------------------------------------------------
                                               Fertilizers & Agricultural Chemicals -- 0.3%
       3,000,000                     BB+/B1    CF Industries Holdings, Inc.,
                                               6.875%, 5/1/18                                          $    3,127,500
       3,074,000                     BB+/B1    CF Industries Holdings, Inc.,
                                               7.125%, 5/1/20                                               3,235,385
                                                                                                       --------------
                                                                                                       $    6,362,885
---------------------------------------------------------------------------------------------------------------------
                                               Forest Products -- 0.3%
       5,188,000                     BB/Ba2    Sino-Forest Corp., 10.25%,
                                               7/28/14 (144A) (b)                                      $    5,732,740
---------------------------------------------------------------------------------------------------------------------
                                               Metal & Glass Containers -- 1.0%
       3,758,000                    CCC+/B2    AEP Industries, Inc., 7.875%, 3/15/13                   $    3,739,210
       1,700,000                       B/B3    Ardagh Glass Finance Plc, 8.75%,
                                               2/1/20 (144A)                                                2,364,968
EURO   4,295,000                     BB-/B1    Consol Glass, Ltd.,
                                               7.625%, 4/15/14 (144A)                                       5,660,547
EURO   8,250,000                      B-/B3    Impress Metal Pack Holding BV,
                                               9.25%, 9/15/14 (144A)                                       11,477,050
                                                                                                       --------------
                                                                                                       $   23,241,775
---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    27

---------------------------------------------------------------------------------------------------------------------
Principal           Floating    S&P/Moody's
Amount              Rate (d)    Ratings                                                                Value
---------------------------------------------------------------------------------------------------------------------
                                               Paper Packaging -- 1.1%
$     13,738,222                      NR/NR    Corp. Durango SAB de CV, 6.0%,
                                               8/27/16                                                 $   10,921,886
       4,655,000                      B-/B3    Graphic Packaging Co., 9.5%, 8/15/13                         4,783,013
      10,400,000                       B/NR    US Corrugated, Inc., 10.0%, 6/1/13                           9,152,000
                                                                                                       --------------
                                                                                                       $   24,856,899
---------------------------------------------------------------------------------------------------------------------
                                               Paper Products -- 0.9%
       1,195,000                     BB/Ba3    Clearwater Paper Corp., 10.625%,
                                               6/15/16                                                 $    1,327,944
      17,020,000                      B-/B3    Exopack Holding Corp., 11.25%, 2/1/14                       17,913,550
                                                                                                       --------------
                                                                                                       $   19,241,494
---------------------------------------------------------------------------------------------------------------------
                                               Precious Metals & Minerals -- 0.1%
       2,500,000                     B+/Ba3    Alrosa Finance SA, 8.875%,
                                               11/17/14 (144A) (b)                                     $    2,700,000
---------------------------------------------------------------------------------------------------------------------
                                               Steel -- 1.4%
      12,810,000                  CCC+/Caa2    Algoma Acquisition Corp.,
                                               9.875%, 6/15/15 (144A)                                  $   12,233,550
 EURO 10,800,000                      NR/WR    Bulgaria Steel Finance BV,
                                               12.0%, 5/4/13 (e)                                              898,595
       1,200,000                      B+/B3    Essar Steel Algoma, Inc.,
                                               9.375%, 3/15/15                                              1,230,000
       5,350,000                       B/B2    Evraz Group SA, 8.875%,
                                               4/24/13 (144A)                                               5,590,750
       3,020,000                       B/B2    Evraz Group SA, 9.5%, 4/24/18 (144A)                         3,201,200
       3,060,000                  CCC+/Caa1    Ryerson, Inc., 12.0%, 11/1/15                                3,308,625
       4,233,000                    BB+/Ba2    Steel Dynamics, Inc.,
                                               7.625%, 3/15/20 (144A)                                       4,381,155
       2,505,000                      CC/Ca    Zlomrex International Finance SA,
                                               8.5%, 2/1/14 (144A)                                          1,734,088
                                                                                                       --------------
                                                                                                       $   32,577,963
                                                                                                       --------------
                                               Total Materials                                         $  243,806,675
---------------------------------------------------------------------------------------------------------------------
                                               CAPITAL GOODS -- 5.6%
                                               Aerospace & Defense -- 0.9%
       8,540,000                      B-/B3    Aeroflex, Inc., 11.75%, 2/15/15                         $    9,340,625
       8,835,000                       B/B1    GeoEye, Inc., 9.625%, 10/1/15                                9,199,444
                                                                                                       --------------
                                                                                                       $   18,540,069
---------------------------------------------------------------------------------------------------------------------
                                               Building Products -- 0.5%
       4,658,000                     BB-/B3    Building Materials Corp., 7.5%, 3/15/20                 $    4,646,355
       2,080,000                      B-/NR    C10 -- EUR Capital SPV, Ltd., BVI,
                                               6.277%, 5/29/49                                              1,938,302
       1,047,000                    B-/BBB-    C10 Capital SPV, Ltd., Floating Rate Note,
                                               12/31/49                                                       765,504

The accompanying notes are an integral part of these financial statements.

28    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Building Products -- (continued)
$  3,271,000                       D/Ca    Industrias Unidas SA de CV, 11.5%,
                                           11/15/16 (144A) (e)                                     $    1,942,156
   2,815,000                      BB/B1    USG Corp., 9.75%, 8/1/14 (144A)                              3,040,200
                                                                                                   --------------
                                                                                                   $   12,332,517
-----------------------------------------------------------------------------------------------------------------
                                           Construction & Engineering -- 0.4%
   2,625,000                    BB-/Ba3    Dycom Industries, Inc., 8.125%,
                                           10/15/15                                                $    2,533,125
   6,575,000                       B/B2    Esco Corp., 8.625%, 12/15/13 (144A)                          6,805,125
     370,000        6.65           B/B2    Esco Corp., Floating Rate Note,
                                           12/15/13 (144A)                                                343,175
                                                                                                   --------------
                                                                                                   $    9,681,425
-----------------------------------------------------------------------------------------------------------------
                                           Construction & Farm Machinery & Heavy Trucks -- 0.9%
   3,840,000                   BB-/Caa1    American Railcar, Inc., 7.5%, 3/1/14                    $    3,744,000
  10,320,000                   CCC/Caa3    Commercial Vehicle Group, Inc., 8.0%,
                                           7/1/13                                                       8,539,800
   3,480,000                   CCC/Caa2    Greenbrier Co., Inc., 8.375%, 5/15/15                        3,306,000
   4,680,000                      B-/B2    Titan Wheel International, Inc., 8.0%,
                                           1/15/12                                                      4,726,800
                                                                                                   --------------
                                                                                                   $   20,316,600
-----------------------------------------------------------------------------------------------------------------
                                           Electrical Component & Equipment -- 0.3%
   5,425,000                       B/B3    Coleman Cable, Inc., 9.0%,
                                           2/15/18 (144A) (b)                                      $    5,540,281
-----------------------------------------------------------------------------------------------------------------
                                           Industrial Conglomerates -- 0.7%
   3,590,000                      B-/NA    CIA Latino Americano, 9.75%, 5/10/12                    $    3,195,100
   6,260,000                       D/Ca    Little Traverse Bay Odawa Inn,
                                           10.25%, 2/15/14 (144A) (e)                                   1,643,250
   4,768,000                  CCC+/Caa1    Park-Ohio Industries, Inc.,
                                           8.375%, 11/15/14                                             4,410,400
   7,490,000                    B-/Caa1    Reynolds Group Issuer, Inc.,
                                           8.5%, 5/15/18 (144A)                                         7,546,175
                                                                                                   --------------
                                                                                                   $   16,794,925
-----------------------------------------------------------------------------------------------------------------
                                           Industrial Machinery -- 1.3%
   9,800,000                      B+/B1    Altra Holdings, Inc., 8.125%,
                                           12/1/16 (144A)                                          $    9,959,270
   5,322,000                      NR/WR    Indalex Holding, Inc., 11.5%, 2/1/14 (e)                        59,873
  12,135,000                      B-/NR    Industrias Metalurgicas Pescar SA,
                                           11.25%, 10/22/14                                            11,467,575
   9,685,000                      B-/B3    Mueller Water Products, Inc., 7.375%,
                                           6/1/17                                                       8,813,350
                                                                                                   --------------
                                                                                                   $   30,300,068
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    29

---------------------------------------------------------------------------------------------------------------------
Principal           Floating    S&P/Moody's
Amount              Rate (d)    Ratings                                                                Value
---------------------------------------------------------------------------------------------------------------------
                                               Trading Companies & Distributors -- 0.6%
$      2,000,000                       B/B3    Avis Budget Group, Inc., 9.625%,
                                               3/15/18                                                 $    2,160,000
       9,940,000                      B-/B3    Intcomex, Inc., 13.25%, 12/15/14                            10,039,400
       1,500,000                       B/B1    Wesco Distribution, Inc., 7.5%, 10/15/17                     1,485,000
                                                                                                       --------------
                                                                                                       $   13,684,400
                                                                                                       --------------
                                               Total Capital Goods                                     $  127,190,285
---------------------------------------------------------------------------------------------------------------------
                                               COMMERCIAL SERVICES & SUPPLIES -- 1.0%
                                               Commercial Printing -- 0.0%
         990,000                       B/B2    Sheridan Acquisition Corp.,
                                               10.25%, 8/15/11                                         $      980,100
---------------------------------------------------------------------------------------------------------------------
                                               Diversified Support Services -- 0.6%
       2,000,000                      B+/B2    Iron Mountain, Inc., 8.375%, 8/15/21                    $    2,112,500
          13,050                      NR/B3    Msx International, Inc.,
                                               12.5%, 4/1/12 (144A)                                        10,962,000
                                                                                                       --------------
                                                                                                       $   13,074,500
---------------------------------------------------------------------------------------------------------------------
                                               Environmental & Facilities Services -- 0.4%
       6,510,000                       D/WR    Aleris International, Inc.,
                                               10.0%, 12/15/16 (e)                                     $       32,550
       2,110,000                       D/WR    Aleris International, Inc.,
                                               9.0%, 12/15/14 (e)                                               8,862
       1,530,000                      B+/B2    Casella Waste Systems, Inc.,
                                               11.0%, 7/15/14                                               1,660,050
EURO   3,022,531                  CCC+/Caa1    New Reclamation Group,
                                               8.125%, 2/1/13 (144A)                                        3,017,811
       4,500,000                    B-/Caa1    Waste Services, Inc., 9.5%, 4/15/14                          4,623,750
                                                                                                       --------------
                                                                                                       $    9,343,023
                                                                                                       --------------
                                               Total Commercial Services & Supplies                    $   23,397,623
---------------------------------------------------------------------------------------------------------------------
                                               TRANSPORTATION -- 1.3%
                                               Airlines -- 1.0%
         485,097                       B/B1    Continental Airline, Inc., 8.499%, 5/1/11               $      488,153
      10,940,000                    CCC+/B2    Delta Air Lines, Inc., 11.75%, 3/15/15                      11,815,200
       5,065,000                    BB-/Ba2    Delta Air Lines, Inc., 9.5%, 9/15/14                         5,362,569
       2,326,012                       B/B3    UAL Pass Through Trust, 8.03%, 7/1/11                        2,303,682
       2,000,000                    BBB/Ba1    United Air Lines, Inc., 9.75%, 1/15/17                       2,190,000
                                                                                                       --------------
                                                                                                       $   22,159,604
---------------------------------------------------------------------------------------------------------------------
                                               Railroads -- 0.2%
       3,820,000                      B+/B2    Kansas City Southern de Mexico Co.,
                                               8.0%, 2/1/18                                            $    3,982,350
---------------------------------------------------------------------------------------------------------------------
                                               Trucking -- 0.1%
       3,440,000                       B/B3    Syncreon Global Ireland, Ltd.,
                                               9.5%, 5/1/18                                            $    3,461,500
                                                                                                       --------------
                                               Total Transportation                                    $   29,603,454
---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

30    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

---------------------------------------------------------------------------------------------------------------------
Principal           Floating    S&P/Moody's
Amount              Rate (d)    Ratings                                                                Value
---------------------------------------------------------------------------------------------------------------------
                                               AUTOMOBILES & COMPONENTS -- 1.5%
                                               Auto Parts & Equipment -- 1.5%
$      7,525,000                  CCC+/Caa2    Allison Transmission, Inc., 11.25%,
                                               11/1/15 (144A)                                          $    8,127,000
       4,500,000                       B/B3    Hawk Corp., 8.75%, 11/1/14                                   4,494,375
       1,510,000                     BB-/B1    Lear Corp., 8.125%, 3/15/20                                  1,540,200
      16,550,000       12.00      CCC-/Caa3    Stanadyne Corp., Floating Rate Note,
                                               2/15/15                                                     13,074,500
                                               Auto Parts & Equipment -- (continued)
       4,265,000                   CCC/Caa1    Stanadyne Corp., 10.0%, 8/15/14                         $    4,030,425
       2,290,000                       B/B3    TRW Automotive, Inc., 8.875%, 12/1/17                        2,430,263
                                                                                                       --------------
                                                                                                       $   33,696,763
---------------------------------------------------------------------------------------------------------------------
                                               Tires & Rubber -- 0.0%
       1,315,000                      B+/B1    Goodyear Tire & Rubber Co.,
                                               10.5%, 5/15/16                                          $    1,464,581
                                                                                                       --------------
                                               Total Automobiles & Components                          $   35,161,344
---------------------------------------------------------------------------------------------------------------------
                                               CONSUMER DURABLES & APPAREL -- 1.5%
                                               Apparel, Accessories & Luxury Goods -- 0.0%
       1,324,000                      B+/B2    Levi Strauss & Co., 7.625%, 5/15/20                     $    1,337,240
---------------------------------------------------------------------------------------------------------------------
                                               Homebuilding -- 1.0%
       3,800,000                    BB-/Ba3    Corporacion Geo SAB de CV,
                                               8.875%, 9/25/14 (b)                                     $    4,075,500
       7,435,000                    BB-/Ba3    Desarrolladora Homex SAB de CV,
                                               9.5%, 12/11/19 (144A)                                        7,899,688
       1,490,000                     BB-/B1    KB Homes, Inc., 9.1%, 9/15/17                                1,605,475
       1,600,000                      B+/B1    Meritage Homes Corp., 6.25%, 3/15/15                         1,540,000
       3,909,000                     NR/Ba3    Urbi Desarrollos Urbanos SA de CV,
                                               9.5%, 1/21/20                                                4,241,265
       2,620,000                     B+/Ba3    Urbi Desarrollos Urbanosn SA de CV,
                                               8.5%, 4/19/16 (144A) (b)                                     2,770,650
                                                                                                       --------------
                                                                                                       $   22,132,578
---------------------------------------------------------------------------------------------------------------------
                                               Housewares & Specialties -- 0.5%
      11,165,000                  CCC+/Caa1    Yankee Acquisition Corp., 9.75%,
                                               2/15/17 (b)                                             $   11,667,425
                                                                                                       --------------
                                               Total Consumer Durables & Apparel                       $   35,137,243
---------------------------------------------------------------------------------------------------------------------
                                               CONSUMER SERVICES -- 2.2%
                                               Casinos & Gaming -- 1.8%
       9,750,000                      NR/WR    Buffalo Thunder Revenue Authority,
                                               9.375%, 12/15/14 (e)                                    $    1,633,125
EURO   8,515,000                       B/B2    Codere Finance SA, 8.25%,
                                               6/15/15 (144A)                                              11,349,774
EURO   8,440,000        8.25         BB/Ba3    Lottomatica S.p.A., Floating Rate Note,
                                               3/31/66 (144A)                                              11,685,191

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    31

---------------------------------------------------------------------------------------------------------------------
Principal           Floating    S&P/Moody's
Amount              Rate (d)    Ratings                                                                Value
---------------------------------------------------------------------------------------------------------------------
                                               Casinos & Gaming -- (continued)
$      5,965,000                       D/WR    Mashantucket Pequot Tribe,
                                               8.5%, 11/15/15 (144A) (e)                               $    1,491,250
EURO   6,165,000                       B/B3    Peermont Global, Ltd.,
                                               7.75%, 4/30/14 (144A)                                        7,796,806
       2,722,000                     B/Caa1    Pinnacle Entertainment, Inc.,
                                               8.75%, 5/15/20                                               2,718,598
       3,471,000                     BB-/B1    Scientific Games International, Inc.,
                                               9.25%, 6/15/19 (144A)                                        3,740,003
       1,725,000                   CCC/Caa2    Shingle Springs Tribal,
                                               9.375%, 6/15/15 (144A)                                       1,466,250
       5,095,000                       D/WR    Station Casinos, Inc.,
                                               6.625%, 3/15/18 (e)                                             44,581
                                                                                                       --------------
                                                                                                       $   41,925,578
---------------------------------------------------------------------------------------------------------------------
                                               Hotels, Resorts & Cruise Lines -- 0.1%
       3,020,000                      B+/B2    Grupo Posadas SAB, 9.25%, 1/15/15                       $    3,163,450
---------------------------------------------------------------------------------------------------------------------
                                               Restaurants -- 0.3%
       5,750,000                   BBB-/Ba2    Arcos Dorados SA, 7.5%, 10/1/19                         $    5,980,000
                                                                                                       --------------
                                               Total Consumer Services                                 $   51,069,028
---------------------------------------------------------------------------------------------------------------------
                                               MEDIA -- 2.9%
                                               Advertising -- 0.8%
       5,549,000                      B+/B2    MDC Partners, Inc., 11.0%, 11/1/16
                                               (144A)                                                  $    6,076,155
      10,950,000                    B-/Caa2    Sitel LLC/Sitel Finance Corp.,
                                               11.5%, 4/1/18                                               11,114,250
                                                                                                       --------------
                                                                                                       $   17,190,405
---------------------------------------------------------------------------------------------------------------------
                                               Broadcasting -- 2.0%
         462,000                       B/B2    Clear Channel Worldwide Holdings, Inc.,
                                               9.25%, 12/15/17                                         $      493,185
       1,848,000                       B/B2    Clear Channel Worldwide Holdings, Inc.,
                                               9.25%, 12/15/17                                              1,979,670
       9,840,000                       B/B1    Hughes Network System, Inc., 9.5%,
                                               4/15/14                                                     10,135,200
         840,000                       B/B1    Hughes Network Systems LLC,
                                               9.5%, 4/15/14                                                  865,200
      11,476,792                  CCC+/Caa3    Intelsat Bermuda, Ltd., 11.5%, 2/4/17                       12,108,016
       2,285,000                    B-/Caa1    Telesat Canada / Telesat LLC,
                                               11.0%, 11/1/15                                               2,559,200
       6,950,000                    B-/Caa1    Telesat Canada / Telesat LLC, 12.5%,
                                               11/1/17                                                      8,105,438
       8,114,314                   CCC/Caa2    Univision Communications, Inc.,
                                               9.75%, 3/15/15 (PIK) (144A) (b)                              7,363,740
       3,010,000                      B-/B2    Univision Communications, Inc.,
                                               12.0%, 7/1/14                                                3,326,050
                                                                                                       --------------
                                                                                                       $   46,935,699
---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

32    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

---------------------------------------------------------------------------------------------------------------------
Principal           Floating    S&P/Moody's
Amount              Rate (d)    Ratings                                                                Value
---------------------------------------------------------------------------------------------------------------------
                                               Movies & Entertainment -- 0.1%
$      2,291,000                       B/B1    Live Nation Entertainment, Inc.,
                                               8.125%, 5/15/18                                         $    2,354,003
                                                                                                       --------------
                                               Total Media                                             $   66,480,107
---------------------------------------------------------------------------------------------------------------------
                                               RETAILING -- 1.7%
                                               Apparel Retail -- 0.1%
EURO     610,000       10.46      CCC+/Caa1    Edcon Holdings Proprietary, Ltd., Floating
                                               Rate Note, 6/15/15 (144A)                               $      562,354
       1,175,000        8.21          B+/B2    Edcon Proprietary, Ltd., Floating Rate
                                               Note, 6/15/14 (144A)                                         1,231,823
                                                                                                       --------------
                                                                                                       $    1,794,177
---------------------------------------------------------------------------------------------------------------------
                                               Automotive Retail -- 0.1%
       3,385,000                    B-/Caa1    Sonic Automotive, Inc., 9.0%,
                                               3/15/18 (144A)                                          $    3,520,400
---------------------------------------------------------------------------------------------------------------------
                                               Distributors -- 0.7%
      14,150,000                      B-/B3    Minerva Overseas, Ltd., 10.875%,
                                               11/15/19 (144A) (b)                                     $   15,317,375
---------------------------------------------------------------------------------------------------------------------
                                               Internet Retail -- 0.5%
       9,265,000                       B/B1    Ticketmaster, Inc., 10.75%, 8/1/16                      $   10,423,125
---------------------------------------------------------------------------------------------------------------------
                                               Specialty Stores -- 0.3%
       6,430,000                    B-/Caa1    Sally Holdings LLC, 10.5%, 11/15/16 (b)                 $    7,056,925
                                                                                                       --------------
                                               Total Retailing                                         $   38,112,002
---------------------------------------------------------------------------------------------------------------------
                                               FOOD & DRUG RETAILING -- 0.3%
                                               Food Distributors -- 0.3%
       6,346,000                     BB-/B2    C&S Group Enterprise LLC, 8.375%,
                                               5/1/17 (144A)                                           $    6,393,595
                                                                                                       --------------
                                               Total Food & Drug Retailing                             $    6,393,595
---------------------------------------------------------------------------------------------------------------------
                                               FOOD, BEVERAGE & TOBACCO -- 4.2%
                                               Agricultural Products -- 0.4%
       5,000,000                    BB-/Ba3    Cosan SA Industria,
                                               8.25%, 2/15/49 (144A)                                   $    4,950,000
       2,000,000                      B+/B3    Southern States Cooperative, Inc.,
                                               11.25%, 5/15/15                                              1,985,000
                                                                                                       --------------
                                                                                                       $    6,935,000
---------------------------------------------------------------------------------------------------------------------
                                               Brewers -- 0.0%
         120,000                    BBB+/A3    Cia Brasileira de Bebida, 8.75%, 9/15/13                $      140,880
---------------------------------------------------------------------------------------------------------------------
                                               Distillers & Vintners -- 0.1%
EURO   4,171,607                      NA/NA    Belvedere SA, 7.692%, 4/11/14 (e)                       $    1,943,710
---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    33

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Packaged Foods & Meats -- 2.9%
$  7,540,000                      NR/B1    Bertin, Ltd., 10.25%, 10/5/16 (144A)                    $    8,294,000
  11,012,000                      NR/B2    Corporacion Pesquera, Inc., SAC,
                                           9.0%, 2/10/17 (144A)                                        11,190,945
   7,158,000                      NA/B2    Fabrica de Productos SA,
                                           9.25%, 2/23/17 (144A)                                        7,188,328
   9,500,000                      B-/B3    Fage Dairy Industry SA,
                                           9.875%, 2/1/20 (144A)                                        8,930,000
   2,766,704                      NR/NR    Independencia International, Ltd.,
                                           12.0%, 12/30/16 (144A) (b)                                   1,521,687
  10,825,000                      B+/B1    Marfrig Overseas, Ltd.,
                                           9.5%, 5/4/20 (144A)                                         10,576,025
   8,075,000                      B+/B1    Marfrig Overseas, Ltd.,
                                           9.625%, 11/16/16 (144A)                                      8,317,250
   9,800,000                      B-/B3    Minerva Overseas, Ltd.,
                                           9.5%, 2/1/17 (144A)                                          9,996,000
                                                                                                   --------------
                                                                                                   $   66,014,235
-----------------------------------------------------------------------------------------------------------------
                                           Tobacco -- 0.8%
  15,355,000                      B+/B2    Alliance One International, Inc.,
                                           10.0%, 7/15/16                                          $   16,276,300
   3,500,000                      B+/B2    Alliance One International, Inc.,
                                           10.0%, 7/15/16 (144A)                                        3,710,000
                                                                                                   --------------
                                                                                                   $   19,986,300
                                                                                                   --------------
                                           Total Food, Beverage & Tobacco                          $   95,020,125
-----------------------------------------------------------------------------------------------------------------
                                           HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
                                           Household Products -- 0.1%
   2,415,000                       B/B1    Cellu Tissue Holdings, Inc.,
                                           11.5%, 6/1/14                                           $    2,698,763
-----------------------------------------------------------------------------------------------------------------
                                           Personal Products -- 0.2%
   4,050,000                      B-/B3    Revlon Consumer Products Corp.,
                                           9.75%, 11/15/15                                         $    4,161,375
                                                                                                   --------------
                                           Total Household & Personal Products                     $    6,860,138
-----------------------------------------------------------------------------------------------------------------
                                           HEALTH CARE EQUIPMENT & SERVICES -- 2.7%
                                           Health Care Equipment -- 0.4%
   7,435,000                  CCC+/Caa2    Accellent, Inc., 10.5%, 12/1/13                         $    7,490,763
-----------------------------------------------------------------------------------------------------------------
                                           Health Care Facilities -- 0.1%
   2,252,960                     BB-/B2    HCA, Inc., 9.625%, 11/15/16                             $    2,450,094
-----------------------------------------------------------------------------------------------------------------
                                           Health Care Services -- 1.4%
     565,000                     B+/Ba2    AMR Holdco/Emcar Holdco, Inc.,
                                           10.0%, 2/15/15                                          $      593,956
   5,549,000                      B-/B3    BioScrip, Inc., 10.25%, 10/1/15                              5,687,725
   6,845,000                     BB-/NR    Dasa Finance Corp.,
                                           8.75%, 5/29/18 (144A)                                        7,392,600

The accompanying notes are an integral part of these financial statements.

34    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Health Care Services -- (continued)
$  7,125,000                  CCC+/Caa1    Surgical Care Affiliates LLC,
                                           10.0%, 7/15/17 (144A)                                   $    7,178,438
  10,447,362                      B-/B3    Surgical Care Affiliates LLC,
                                           8.875%, 7/15/15 (144A) (PIK)                                10,525,717
                                                                                                   --------------
                                                                                                   $   31,378,436
-----------------------------------------------------------------------------------------------------------------
                                           Health Care Supplies -- 0.6%
   5,865,000                      B-/B3    Biomet, Inc., 10.375%, 10/15/17                         $    6,451,500
   2,470,000                      B-/B3    Inverness Medical Innovation, Inc.,
                                           9.0%, 5/15/16                                                2,519,400
   5,550,000                      B-/B2    Inverness Medical Innovations, Inc.,
                                           7.875%, 2/1/16                                               5,466,750
                                                                                                   --------------
                                                                                                   $   14,437,650
-----------------------------------------------------------------------------------------------------------------
                                           Managed Health Care -- 0.2%
   5,350,000                    B-/Caa1    Multiplan, Inc., 10.375%,
                                           4/15/16 (144A)                                          $    5,537,250
                                                                                                   --------------
                                           Total Health Care Equipment & Services                  $   61,294,193
-----------------------------------------------------------------------------------------------------------------
                                           PHARMACEUTICALS & BIOTECHNOLOGY -- 0.6%
                                           Life Sciences Tools & Services -- 0.4%
   4,832,596                     B/Caa1    Catalent Pharma Solution, Inc.,
                                           9.5%, 4/15/17 (144A)                                    $    4,905,085
   3,898,000                      B+/B3    PharmaNet Development Group, Inc.,
                                           10.875%, 4/15/17                                             3,990,578
                                                                                                   --------------
                                                                                                   $    8,895,663
-----------------------------------------------------------------------------------------------------------------
                                           Pharmaceuticals -- 0.2%
   3,530,000                  CCC+/Caa1    Phibro Animal Health Corp.,
                                           13.0%, 8/1/14 (144A)                                    $    3,600,600
                                                                                                   --------------
                                           Total Pharmaceuticals & Biotechnology                   $   12,496,263
-----------------------------------------------------------------------------------------------------------------
                                           BANKS -- 3.1%
                                           Diversified Banks -- 2.7%
   2,800,000                    BB+/Ba1    Alfa Div Pymt Rights Finance, 7.24%,
                                           12/15/11 (144A)                                         $    2,660,871
   6,675,000                     NR/Ba1    ATF Bank JSC, 9.25%,
                                           4/12/12 (144A) (b)                                           7,042,125
   3,360,000                     NR/Ba1    ATF Bank BV, 9.0%, 5/11/16 (144A)                            3,553,200
   1,500,000                      NR/B1    ATF Capital BV, 10.0%, 12/31/49                              1,470,000
   4,530,000                     NR/Ba1    ATF Capital BV, 9.25%, 2/21/14 (144A)                        4,847,100
   8,175,000                      BB/NR    Banco de Credito SA, 9.75%, 11/6/69                          9,449,000
   2,790,000                      NR/B2    Banco Macro SA, 8.5%, 2/1/17                                 2,650,500
   2,870,000                      NR/B2    Banco Macro SA, 9.75%, 12/18/36                              2,611,700
   6,230,000        8.44         NR/Ba2    Banco Macro SA, Floating Rate Note,
                                           6/7/12                                                       4,470,025
   2,500,000                        D/C    BTA Finance Luxembourg SA,
                                           8.25%, 12/31/49 (e)                                            187,500

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    35

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Diversified Banks -- (continued)
$  5,380,000                     NR/Ba3    Centercredit International BV,
                                           8.625%, 1/30/14 (144A)                                   $    5,514,500
  10,450,000                     AAA/NR    International Finance Corp.,
                                           9.25%, 3/15/13                                                5,860,062
   2,750,000        9.20       CCC/Caa1    Kazkommerts Finance 2 BV, Floating Rate
                                           Note, 11/29/49                                                2,437,325
   1,400,000                      B/Ba3    Kazkommerts International BV,
                                           8.0%, 11/3/15                                                 1,340,500
   2,465,000                     B+/Ba3    Russian Stand Bank ZAO, 7.5%,
                                           10/7/10 (144A)                                                2,462,535
   3,410,000                       D/WR    Temir Capital BV, 9.5%, 5/21/14 (e)                           1,091,200
   7,070,000                        D/C    Turanalem Finance BV, 8.5%,
                                           2/10/15 (144A) (e)                                            3,552,675
                                                                                                    --------------
                                                                                                    $   61,200,818
-----------------------------------------------------------------------------------------------------------------
                                           Regional Banks -- 0.3%
   4,415,000        8.50         NR/Ba3    Banco Inter Peru SA, Floating Rate Note,
                                           4/23/70 (144A)                                           $    4,547,450
   2,675,000                     A-/Ba1    Wells Fargo & Co., Floating Rate Note,
                                           12/29/49                                                      2,782,000
                                                                                                    --------------
                                                                                                    $    7,329,450
-----------------------------------------------------------------------------------------------------------------
                                           Thrifts & Mortgage Finance -- 0.1%
   3,190,000                       B/B1    Hipotecaria Su Casita SA, 8.5%,
                                           10/4/16 (144A)                                           $    2,552,000
                                                                                                    --------------
                                           Total Banks                                              $   71,082,268
-----------------------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 6.8%
                                           Asset Management & Custody Banks -- 0.2%
   3,320,000                   BB+/Baa3    Janus Capital Group, Inc., 6.95%,
                                           6/15/17                                                  $    3,382,257
-----------------------------------------------------------------------------------------------------------------
                                           Consumer Finance -- 0.4%
   5,155,584                      NR/NR    Egidaco Investments, Ltd., 18.0%,
                                           6/24/11                                                  $    6,794,744
   2,450,000                      B+/B1    TVN Finance Corp., Plc, 10.75%,
                                           11/15/17                                                      3,625,230
                                                                                                    --------------
                                                                                                    $   10,419,974
-----------------------------------------------------------------------------------------------------------------
                                           Diversified Financial Services -- 3.0%
   8,112,000                      B+/B1    CEDC Finance Corp., International, Inc.,
                                           9.125%, 12/1/16 (144A)                                   $    8,598,720
   1,095,000                  CCC-/Caa3    Ceva Group Plc, 10.0%, 12/1/16 (144A)                         1,246,351
   8,811,000                   CCC/Caa1    Ceva Group Plc, 11.5%, 4/1/18 (144A)                          9,482,839
   2,445,000                   CCC/Caa1    Ceva Group Plc, 11.625%, 10/1/16                              2,655,881
  16,410,000                    AAA/Aaa    European Investment Bank, 0.0%, 3/2/15                        6,735,275
   3,841,000                     BB/Ba1    Fibria Overseas Finance, Ltd.,
                                           7.5%, 5/4/20                                                  3,867,887

The accompanying notes are an integral part of these financial statements.

36    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Diversified Financial Services -- (continued)
$ 15,915,000                    BB-/Ba3    Grupo Papelero Scribe SA,
                                           8.875%, 4/7/20 (144A) (b)                               $   15,046,041
   1,135,000                     BB-/NR    Ibis Re, Ltd., 11.2775%, 5/10/12                             1,232,270
     250,000                      B+/NR    Ibis Re, Ltd., Floating Rate Note,
                                           5/3/13 (144A)                                                  249,850
   1,500,000        6.20          BB/NR    Ibis Re, Ltd., Floating Rate Note,
                                           5/3/13 (144A)                                                1,499,400
     800,000                       B/NR    Nelson Re, Ltd., 12.1725%, 6/21/10                             805,200
     500,000        7.07          NR/B1    Nelson Re, Ltd., Floating Rate Note,
                                           6/6/11                                                         488,250
   2,130,000                     BB/Ba2    New Communications Holdings, Inc.,
                                           8.25%, 4/15/17                                               2,193,900
   4,250,000                     BB/Ba2    New Communications Holdings, Inc.,
                                           8.5%, 4/15/20                                                4,377,500
   8,470,000                     BB/Ba2    New Communications Holdings, Inc.,
                                           8.75%, 4/15/22 (b)                                           8,724,100
                                                                                                   --------------
                                                                                                   $   67,203,464
-----------------------------------------------------------------------------------------------------------------
                                           Investment Banking & Brokerage -- 0.6%
  18,515,000        5.79       BBB/Baa2    Goldman Sachs Capital Corp., Floating
                                           Rate Note, 2/29/49                                      $   14,649,994
-----------------------------------------------------------------------------------------------------------------
                                           Specialized Finance -- 2.6%
   8,180,000                    B-/Caa1    Ace Cash Express, Inc.,
                                           10.25%, 10/1/14 (144A)                                  $    6,789,400
   6,360,000                   BBB/Baa3    Cantor Fitzgerald LP, 7.875%, 10/15/19                       6,451,101
   2,700,000                    BB/Baa3    Capital One Capital, 10.25%, 8/15/39                         3,240,000
   6,565,000                      B+/B2    Dollar Financial Corp.,
                                           10.375%, 12/15/16 (144A)                                     6,958,900
   2,000,000                  BBB-/Baa2    Glencore Finance Europe SA, 8.0%,
                                           2/28/49                                                      2,012,500
   1,700,000       13.79          B-/NR    Montana Re, Ltd., Floating Rate Note,
                                           12/7/12                                                      1,705,950
  19,800,000                  CCC+/Caa2    NCO Group, Inc., 11.875%, 11/15/14                          19,255,500
  12,325,000        7.68      CCC+/Caa1    NCO Group, Inc., Floating Rate Note,
                                           11/15/13                                                    10,907,625
     750,000                      B-/NR    Successor X, Ltd., Cat Bond, 0.0%,
                                           12/9/10                                                        689,175
     250,000                      CC/NR    Successor X, Ltd., Cat Bond, 11.87982%,
                                           4/4/13                                                         247,850
   2,100,000                      B-/NR    Successor X, Ltd., Cat Bond, 9.87982%,
                                           4/4/13                                                       2,083,620
                                                                                                   --------------
                                                                                                   $   60,341,621
                                                                                                   --------------
                                           Total Diversified Financials                            $  155,997,310
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    37

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           INSURANCE -- 4.0%
                                           Insurance Brokers -- 1.7%
$ 11,140,000                   CCC/Caa1    Alliant Holdings, Inc.,
                                           11.0%, 5/1/15 (144A)                                    $   11,502,050
  14,710,000                  CCC+/Caa1    Hub International Holdings, Ltd.,
                                           10.25%, 6/15/15 (144A)                                      14,342,250
     400,000                    CCC+/B3    Hub International Holdings, Ltd., 9.0%,
                                           12/15/14 (144A)                                                390,000
   4,841,000                   CCC/Caa1    Usi Holdings Corp., 9.75%,
                                           5/15/15 (144A)                                               4,659,463
   7,132,000        6.68         CCC/B3    Usi Holdings Corp., Floating Rate Note,
                                           11/15/14                                                     6,080,030
                                                                                                   --------------
                                                                                                   $   36,973,793
-----------------------------------------------------------------------------------------------------------------
                                           Life & Health Insurance -- 0.5%
   5,425,000                   BBB/Baa3    Delphi Financial Group, Inc.,
                                           7.875%, 1/31/20                                         $    5,830,302
   5,230,000                  BBB+/Baa3    Prudential Financial, Inc.,
                                           8.875%, 6/15/38                                              5,883,750
                                                                                                   --------------
                                                                                                   $   11,714,052
-----------------------------------------------------------------------------------------------------------------
                                           Multi-Line Insurance -- 0.6%
   3,570,000                    BB/Baa3    Liberty Mutual Group, 7.0%,
                                           3/15/37 (144A)                                          $    3,163,888
   8,500,000       10.75        BB/Baa3    Liberty Mutual Group, Floating Rate Note,
                                           6/15/58 (144A)                                               9,902,500
   1,420,531                     BB-/NR    Sul America Participacoes SA,
                                           8.625%, 2/15/12                                              1,512,866
                                                                                                   --------------
                                                                                                   $   14,579,254
-----------------------------------------------------------------------------------------------------------------
                                           Reinsurance -- 1.2%
   1,375,000       15.20          B-/NR    Atlas Reinsurance Plc, Floating Rate Note,
                                           1/10/11, Cat Bond (144A)                                $    1,850,972
   1,875,000        7.19         BB+/NR    Blue Fin, Ltd., Floating Rate Note,
                                           4/10/12                                                      1,758,375
     250,000       13.80         BB-/NR    Blue Fin, Ltd., Floating Rate Note,
                                           4/16/12, Cat Bond (144A)                                       268,950
   1,000,000        8.92          BB/NR    Caelus Re, Ltd., Floating Rate Note,
                                           6/7/11                                                         991,000
   2,550,000       18.03          B-/NR    Carillon, Ltd., Floating Rate Note,
                                           1/10/11                                                      2,518,380
   2,500,000        5.91         BB+/A2    Foundation Re III, Ltd., Floating Rate Note,
                                           2/3/14, Cat Bond                                             2,507,500
   2,600,000       12.03          NR/B3    Globecat, Ltd., Cat Bond, Floating Rate
                                           Note, 1/2/13 (144A)                                          2,436,200
     375,000        8.78          NR/B1    Globecat, Ltd., Cat Bond, Floating Rate
                                           Note, 1/2/13 (144A)                                            375,525
   1,000,000        8.56         BB+/NR    Green Valley, Ltd., Floating Rate Note,
                                           1/10/11 (144A)                                               1,326,193

The accompanying notes are an integral part of these financial statements.

38    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Reinsurance -- (continued)
$  1,900,000        0.00         BB+/NR    Merna Reinurance, Ltd., Floating Rate
                                           Note, 4/8/13                                            $    1,898,480
     250,000       10.40           B/NR    MultiCat Mexico 2009, Floating Rate Note,
                                           10/19/12                                                       250,275
     750,000       11.56           B/NR    MultiCat Mexico 2009, Floating Rate Note,
                                           10/19/12                                                       790,500
     250,000       10.40           B/NR    MultiCat Mexico 2009, Floating Rate Note,
                                           10/19/12                                                       250,275
     250,000       10.31         BB-/NR    MultiCat Mexico 2009, Floating Rate Note,
                                           10/19/12                                                       246,750
     325,000        7.20         NA/Ba2    Muteki, Ltd., Cat Bond, Floating Rate Note,
                                           5/24/11                                                        318,955
   1,800,000       12.25          BB/NR    Mystic Re, Ltd., Floating Rate Note,
                                           3/20/12                                                      1,956,960
     750,000       10.54         BB-/NR    Mystic Re, Ltd., Floating Rate Note,
                                           6/7/11                                                         761,475
     435,000        7.45         BB+/NA    Newton Re, Ltd., Cat Bond, Floating Rate
                                           Note, 12/24/10 (144A)                                          433,043
     745,000        9.75          BB/NA    Newton Re, Ltd., Cat Bond, Floating Rate
                                           Note, 12/24/10 (144A)                                          724,960
   4,165,000                  BBB+/BBB+    Platinum Underwriters HD, 7.5%, 6/1/17                       4,532,699
   1,900,000       14.15          B-/NA    Residential Reinsurance, Ltd., Floating
                                           Rate Note, 6/6/11                                            1,894,680
                                                                                                   --------------
                                                                                                   $   28,092,147
                                                                                                   --------------
                                           Total Insurance                                         $   91,359,246
-----------------------------------------------------------------------------------------------------------------
                                           REAL ESTATE -- 1.1%
                                           Diversified Real Estate Activities -- 0.4%
   8,190,000                     BB-/NR    BR Malls International Finance SA, 9.75%,
                                           12/31/49 (144A)                                         $    8,538,075
-----------------------------------------------------------------------------------------------------------------
                                           Real Estate Operating Companies -- 0.7%
   6,750,000                       B-/B    Alto Palermo SA, 7.875%,
                                           5/11/17 (144A)                                          $    6,260,625
   5,246,591        8.64          B-/NR    Alto Palermo SA, Floating Rate Note,
                                           6/11/12 (144A)                                               2,820,043
   8,405,000                      B-/NA    Inversiones Y Rep SA, 8.5%,
                                           2/2/17 (144A) (b)                                            8,068,800
                                                                                                   --------------
                                                                                                   $   17,149,468
                                                                                                   --------------
                                           Total Real Estate                                       $   25,687,543
-----------------------------------------------------------------------------------------------------------------
                                           SOFTWARE & SERVICES -- 2.2%
                                           Application Software -- 0.4%
   9,840,000                  CCC+/Caa2    Vangent , Inc., 9.625%, 2/15/15                         $    9,274,200
-----------------------------------------------------------------------------------------------------------------
                                           Data Processing & Outsourced Services -- 0.6%
  13,875,000                    B-/Caa1    First Data Corp., 9.875%, 9/24/15                       $   12,695,625
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    39

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Internet Software & Services -- 0.5%
$ 10,983,000                      B-/B1    Terremark Worldwide, Inc.,
                                           12.0%, 6/15/17                                          $   12,630,450
-----------------------------------------------------------------------------------------------------------------
                                           IT Consulting & Other Services -- 0.3%
   7,920,000                   CCC/Caa1    Activant Solutions, Inc., 9.5%, 5/1/16                  $    7,623,000
-----------------------------------------------------------------------------------------------------------------
                                           Systems Software -- 0.4%
  10,706,974                      NR/NR    Pegasus Solutions, Inc., 13.0%,
                                           4/15/14 (PIK) (f)                                       $    8,030,231
                                                                                                   --------------
                                           Total Software & Services                               $   50,253,506
-----------------------------------------------------------------------------------------------------------------
                                           TECHNOLOGY HARDWARE & EQUIPMENT -- 0.7%
                                           Electronic Equipment & Instruments -- 0.7%
   6,496,000                       B/B1    Da-Lite Screen Co., Inc., 12.5%, 4/1/15                 $    6,496,000
   8,975,000                       B/B1    Da-Lite Screen Co., Inc., 9.5%, 5/15/11                      9,311,563
                                                                                                   --------------
                                                                                                   $   15,807,563
                                                                                                   --------------
                                           Total Technology Hardware & Equipment                   $   15,807,563
-----------------------------------------------------------------------------------------------------------------
                                           TELECOMMUNICATION SERVICES -- 6.7%
                                           Alternative Carriers -- 1.4%
  11,765,000                       B/B1    Paetec Holding Corp.,
                                           8.875%, 6/30/17 (144A) (b)                              $   12,103,244
  12,430,000                       B/B2    Global Crossing, Ltd.,
                                           12.0%, 9/15/15 (144A)                                       13,952,675
   4,500,000                  CCC+/Caa1    Paetec Holdings Corp., 9.5%,
                                           7/15/15 (b)                                                  4,584,375
                                                                                                   --------------
                                                                                                   $   30,640,294
-----------------------------------------------------------------------------------------------------------------
                                           Integrated Telecommunication Services -- 1.8%
  14,690,000                    CCC+/B3    Broadview Networks Holdings, Inc.,
                                           11.375%, 9/1/12                                         $   14,579,825
   7,690,000                     B+/Ba3    Cincinnati Bell, Inc., 8.25%, 10/15/17                       7,805,350
   5,054,000                      B-/B2    Cincinnati Bell, Inc., 8.75%, 3/15/18                        5,117,175
   1,390,000                     BB-/B2    GCI, Inc., 7.25%, 2/15/14                                    1,393,475
   3,345,000                     BB-/B2    GCI, Inc., 8.625%, 11/15/19                                  3,403,538
   6,460,000                      B+/B1    Mastec, Inc., 7.625%, 2/1/17                                 6,274,275
   2,200,000                      B-/B2    Time Warner Telecom LLC, 8.0%, 3/1/08                        2,277,000
                                                                                                   --------------
                                                                                                   $   40,850,638
-----------------------------------------------------------------------------------------------------------------
                                           Wireless Telecommunication Services -- 3.5%
  12,100,000                       B/NR    Bakrie Telecom Tbk PT,
                                           11.5%, 5/7/15 (144A)                                    $   12,100,000
   6,320,000                      B-/B3    Cricket Communications Inc.,
                                           9.375%, 11/1/14 (b)                                          6,533,300
   3,650,000                  CCC+/Caa1    Digicel Group, Ltd., 10.5%, 4/15/18 (b)                      3,896,375
  14,000,000                      NR/B1    Digicel, Ltd., 8.25%, 9/1/17 (144A)                         14,315,000
   5,000,000                      B+/B3    Intelsat Jackson Holdings, Ltd., 8.5%,
                                           11/1/19 (144A)                                               5,262,500

The accompanying notes are an integral part of these financial statements.

40    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Wireless Telecommunication Services -- (continued)
$  8,180,000                     BB-/B1    NII Capital Corp.,
                                           10.0%, 8/15/16 (144A)                                   $    9,079,800
   3,315,000                      B-/B2    True Move Co., Ltd.,
                                           10.375%, 8/1/14 (144A)                                       3,356,438
  18,455,000                      B-/B2    True Move Co., Ltd.,
                                           10.75%, 12/16/13 (144A)                                     18,824,100
   6,475,000                    BB+/Ba2    Vip Fin, Ltd., 9.125%, 4/30/18
                                           (144A) (b)                                                   7,373,406
                                                                                                   --------------
                                                                                                   $   80,740,919
                                                                                                   --------------
                                           Total Telecommunication Services                        $  152,231,851
-----------------------------------------------------------------------------------------------------------------
                                           UTILITIES -- 3.4%
                                           Electric Utilities -- 1.2%
  10,585,000                      B-/NA    CIA Transporte Energia SA, 8.875%,
                                           12/15/16 (144A)                                         $    9,632,350
  10,845,000                     NR/Ba2    Dubai Electricity & Water Authority,
                                           8.5%, 4/22/15                                               11,178,397
   1,169,635                    BB-/Ba2    FPL Energy National Wind Co.,
                                           6.125%, 3/25/19 (144A)                                       1,128,908
   1,303,985                    BB-/Ba2    FPL Energy Wind Funding Co.,
                                           6.876%, 6/27/17 (144A)                                       1,277,905
   4,485,000                   CCC/Caa2    TXU Energy Co., 10.25%, 11/1/15 (b)                          3,363,750
                                                                                                   --------------
                                                                                                   $   26,581,310
-----------------------------------------------------------------------------------------------------------------
                                           Gas Utilities -- 0.6%
  14,917,000                      B-/B2    Transportadora De Gas del Sur, 7.875%,
                                           5/14/17 (144A)                                          $   14,245,735
-----------------------------------------------------------------------------------------------------------------
                                           Independent Power Producer & Energy Traders -- 1.0%
   2,100,000                    BBB-/NR    Colbun SA, 6.0%, 1/21/20 (144A)                         $    2,128,921
   5,245,000                    BB-/Ba3    Intergen NV, 9.0%, 6/30/17                                   5,481,025
     948,098                     NR/Ba1    Juniper Generation LLC, 6.79%,
                                           12/31/14 (144A)                                                883,693
   3,046,000                    BB-/Ba2    Listrindo Capital BV, 9.25%,
                                           1/29/15 (144A)                                               3,260,621
  11,700,000                      NR/B2    Star Energy Geotherm, Ltd., 11.5%,
                                           2/12/15                                                     12,562,290
                                                                                                   --------------
                                                                                                   $   24,316,550
-----------------------------------------------------------------------------------------------------------------
                                           Multi-Utilities -- 0.6%
   5,860,000                     BB/Ba2    NSG Holdings, Inc., 7.75%, 12/15/25                     $    5,332,600
   8,300,723                      NR/NR    Ormat Funding Corp., 8.25%, 12/30/20                         7,885,670
                                                                                                   --------------
                                                                                                   $   13,218,270
                                                                                                   --------------
                                           Total Utilities                                         $   78,361,865
-----------------------------------------------------------------------------------------------------------------
                                           TOTAL CORPORATE BONDS
                                           (Cost $1,793,225,362)                                   $1,753,608,965
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    41

---------------------------------------------------------------------------------------------------------------------
Principal           Floating    S&P/Moody's
Amount              Rate (d)    Ratings                                                                Value
---------------------------------------------------------------------------------------------------------------------
                                               FOREIGN GOVERNMENT BONDS -- 1.1%
BRL     4,250,000                 BBB-/Baa3    Brazilian Government, 10.25%, 1/10/28                   $    2,474,273
       11,500,000                     B-/B2    City of Buenos Aires,
                                               12.5%, 4/6/15 (144A)                                        12,075,000
BRL     2,560,000                 BBB-/Baa3    Federal Republic of Brazil,
                                               5.875%, 1/15/19                                              2,755,840
BRL     2,480,000                 BBB-/Baa3    Republic of Brazil, 12.5%, 1/5/22                            1,641,911
COP 6,986,000,000                   BB+/Ba1    Republic of Colombia, 12.0%, 10/22/15                        4,486,445
        1,250,000                 BBB-/Baa3    Republic of Peru, 7.125%, 3/30/19                            1,470,250
                                                                                                       --------------
                                                                                                       $   24,903,719
---------------------------------------------------------------------------------------------------------------------
                                               TOTAL FOREIGN GOVERNMENT BONDS
                                               (Cost $22,160,693)                                      $   24,903,719
---------------------------------------------------------------------------------------------------------------------
                                               MUNICIPAL BONDS -- 0.3%
                                               COMMERCIAL SERVICES & SUPPLIES -- 0.0%
                                               Environmental & Facilities Services -- 0.0%
$       4,400,000       7.28           D/WR    Ohio Air Quality Development, Floating
                                               Rate Note, 6/8/22 (e)                                   $      440,000
                                                                                                       --------------
                                               Total Commercial Services & Supplies                    $      440,000
---------------------------------------------------------------------------------------------------------------------
                                               GOVERNMENT -- 0.3%
                                               Municipal Airport -- 0.0%
           15,000                      B/B3    New Jersey Economic Development
                                               Authority Special Facility Revenue,
                                               7.0%, 11/15/30                                          $       14,994
---------------------------------------------------------------------------------------------------------------------
                                               Muni General -- 0.3%
        8,875,000      12.00          NR/NR    Non-Profit PFD Funding Trust Inc., Floating
                                               Rate Note, 9/15/37                                      $    6,547,975
                                                                                                       --------------
                                               Total Government                                        $    6,562,969
---------------------------------------------------------------------------------------------------------------------
                                               TOTAL MUNICIPAL BONDS
                                               (Cost $13,272,010)                                      $    7,002,969
---------------------------------------------------------------------------------------------------------------------
                                               SENIOR FLOATING RATE LOAN
                                                INTERESTS -- 5.7%**
                                               ENERGY -- 0.0%
                                               Oil & Gas Exploration & Production -- 0.0%
          646,177       4.31           B/B3    Venoco, Inc., Second Lien Loan, 5/7/14                  $      621,137
                                                                                                       --------------
                                               Total Energy                                            $      621,137
---------------------------------------------------------------------------------------------------------------------
                                               MATERIALS -- 0.4%
                                               Diversified Chemical -- 0.1%
        1,640,000       7.50           B/B2    Ineos U.S. Finance Corp., Term B2 Facility
                                               Loan, 12/16/13                                          $    1,640,513
        1,640,000       8.00           B/B2    Ineos U.S. Finance Corp., Term C2 Facility
                                               Loan, 12/16/14                                               1,640,513
                                                                                                       --------------
                                                                                                       $    3,281,026
---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

42    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Steel -- 0.3%
 $ 7,601,794        8.50           B/B3    Niagara Corp., Term Loan, 6/30/14 (f)                   $    7,525,776
                                                                                                   --------------
                                           Total Materials                                         $   10,806,802
-----------------------------------------------------------------------------------------------------------------
                                           CAPITAL GOODS -- 0.6%
                                           Aerospace & Defense -- 0.1%
   1,148,575        4.09          NR/NR    DAE Aviation Holdings, Inc., Tranche B1
                                           Term Loan, 7/31/14                                      $    1,100,717
     497,319        3.55          B-/B1    Hunter Defense Technology, Inc., Term
                                           Loan, 8/22/14                                                  466,237
   1,119,159        4.09          NR/NR    Standard Aero, Ltd., Tranche B2 Term
                                           Loan, 7/31/14                                                1,072,527
                                           Aerospace & Defense -- (continued)
     213,281        5.50         NR/Ba2    Tasc, Inc., Tranche A Term Loan,
                                           12/18/14                                                $      213,814
     405,234        5.75         NR/Ba2    Tasc, Inc., Tranche B Term Loan,
                                           12/18/15                                                       407,261
                                                                                                   --------------
                                                                                                   $    3,260,556
-----------------------------------------------------------------------------------------------------------------
                                           Construction & Farm Machinery & Heavy Trucks -- 0.1%
   1,305,229        6.26        BB-/Ba3    Oshkosh Corp., Term B Loan, 12/6/13                     $    1,313,794
-----------------------------------------------------------------------------------------------------------------
                                           Electrical Component & Equipment -- 0.0%
     900,000        0.00          B+/B1    Scotsman Industries, Inc., Term Loan,
                                           4/30/16                                                 $      901,125
-----------------------------------------------------------------------------------------------------------------
                                           Industrial Conglomerates -- 0.3%
   7,500,000        8.29          B+/B1    PT Bukit Muitara Tbk, Term Loan,
                                           12/30/10                                                $    7,425,000
-----------------------------------------------------------------------------------------------------------------
                                           Industrial Machinery -- 0.1%
   1,470,750        6.25          NR/NR    SIG Holding AG EL, European Term Loan,
                                           11/5/15                                                 $    1,971,399
                                                                                                   --------------
                                           Total Capital Goods                                     $   14,871,874
-----------------------------------------------------------------------------------------------------------------
                                           COMMERCIAL SERVICES & SUPPLIES -- 0.1%
                                           Diversified Support Services -- 0.0%
     358,133        3.80        BB/Caa1    Rental Service Corp., Initial Term Loan
                                           (Second Lien), 11/30/13                                 $      348,822
-----------------------------------------------------------------------------------------------------------------
                                           Environmental & Facilities Services -- 0.1%
     458,850        6.00         NR/Ba3    Advanced Disposal Services, Inc., Term B
                                           Loan, 12/23/14                                          $      462,865
     643,640        2.29       BB-/Baa3    Brickman Holdings, Ltd., Tranche B Term
                                           Loan, 1/23/14                                                  630,767
                                                                                                   --------------
                                                                                                   $    1,093,632
                                                                                                   --------------
                                           Total Commercial Services & Supplies                    $    1,442,454
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    43

---------------------------------------------------------------------------------------------------------------------
Principal           Floating    S&P/Moody's
Amount              Rate (d)    Ratings                                                                Value
---------------------------------------------------------------------------------------------------------------------
                                               TRANSPORTATION -- 0.1%
                                               Air Freight & Couriers -- 0.1%
         508,620        3.29         NR/Ba2    Ceva Group Plc, Additional Pre Funded
                                               Term Loan, 11/4/13                                      $      462,844
EURO   1,125,404        3.26          B-/B1    Ceva Group Plc, EGL Term Loan, 11/4/13                       1,025,884
       1,103,300        3.26         NR/Ba2    Ceva Group Plc, U.S. Term Loan, 11/4/13                      1,004,003
                                                                                                       --------------
                                                                                                       $    2,492,731
                                                                                                       --------------
                                               Total Transportation                                    $    2,492,731
---------------------------------------------------------------------------------------------------------------------
                                               AUTOMOBILES & COMPONENTS -- 0.2%
                                               Auto Parts & Equipment -- 0.2%
$      2,142,971        3.01         BB-/B2    Allison Transmission, Inc., Term Loan,
                                               8/7/14                                                  $    2,053,829
       1,535,000       10.50          NR/NR    HHI Holdings LLC, Term Loan, 3/11/15                         1,560,423
                                                                                                       --------------
                                                                                                       $    3,614,252
                                                                                                       --------------
                                               Total Automobiles & Components                          $    3,614,252
---------------------------------------------------------------------------------------------------------------------
                                               CONSUMER SERVICES -- 0.3%
                                               Casinos & Gaming -- 0.3%
         990,170        2.80          NR/NR    Gateway Casinos & Entertainment, Inc.,
                                               Delayed Draw Term Loan, 9/30/14 (e)                     $      957,165
       4,888,655        2.80          NR/NR    Gateway Casinos & Entertainment, Inc.,
                                               Term Advance Loan, 9/30/14 (e)                               4,725,699
       5,590,000        5.79          NR/NR    Gateway Casinos & Entertainment, Inc.,
                                               2nd Lien Advance Lien, 7/16/14 (e)                           1,434,766
                                                                                                       --------------
                                                                                                       $    7,117,630
                                                                                                       --------------
                                               Total Consumer Services                                 $    7,117,630
---------------------------------------------------------------------------------------------------------------------
                                               MEDIA -- 0.4%
                                               Cable & Satellite -- 0.4%
       1,391,600        2.30          NR/NR    Charter Communications, Inc., Term B-1
                                               Loan, 3/5/14                                            $    1,322,986
       1,000,000        2.75          NR/NR    Charter Communications, Inc., Term C
                                               Loan, 10/28/14                                                 930,834
       1,072,201        2.50           B/B1    Knology, Inc., Term Loan, 6/30/12                            1,064,160
       5,303,126        6.78         CCC/B2    WideOpenWest LLC, 1st Lien Term Loan,
                                               6/30/14                                                      5,342,072
                                                                                                       --------------
                                                                                                       $    8,660,052
                                                                                                       --------------
                                               Total Media                                             $    8,660,052
---------------------------------------------------------------------------------------------------------------------
                                               HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
                                               Household Products -- 0.0%
         652,998        8.00          B-/B3    Spectrum Brands, Inc., Dollar B Term
                                               Loan, 6/30/12                                           $      653,162
          33,670        8.00          B-/B3    Spectrum Brands, Inc., Letter of Credit,
                                               6/30/12                                                         33,679
                                                                                                       --------------
                                                                                                       $      686,841
---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

44    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Personal Products -- 0.1%
$  1,530,000        6.00          NR/NR    Revlon Consumer Products Corp., Term
                                           Loan, 8/15/15                                           $    1,525,076
                                                                                                   --------------
                                           Total Household & Personal Products                     $    2,211,917
-----------------------------------------------------------------------------------------------------------------
                                           HEALTH CARE EQUIPMENT & SERVICES -- 0.6%
                                           Health Care Facilities -- 0.1%
   3,000,000        6.50          B+/B1    Ardent Health Services LLC, Term Loan,
                                           7/19/15                                                 $    2,969,250
-----------------------------------------------------------------------------------------------------------------
                                           Health Care Services -- 0.3%
   5,000,000        0.00          NR/B1    Prime Healthcare Services, Inc., Term B
                                           Loan, 4/28/15                                           $    4,900,000
     867,825        6.00         BB/Ba3    RehabCare Group, Inc., Term B Loan,
                                           11/1/15                                                        873,249
     673,313        7.00         CCC/B3    Rural/Metro Operating Co. LLC, Term Loan,
                                           12/7/14                                                        678,362
                                                                                                   --------------
                                                                                                   $    6,451,611
-----------------------------------------------------------------------------------------------------------------
                                           Health Care Supplies -- 0.2%
   4,710,000        4.50         BB/Ba2    IM U.S. Holding LLC, Term Loan, 6/26/15                 $    4,690,376
                                                                                                   --------------
                                           Total Health Care Equipment & Services                  $   14,111,237
-----------------------------------------------------------------------------------------------------------------
                                           PHARMACEUTICALS & BIOTECHNOLOGY -- 0.4%
                                           Biotechnology -- 0.4%
   3,321,610        5.50          NR/B1    Warner Chilcott Corp., Term A Loan,
                                           10/30/14                                                $    3,330,427
   1,496,250        5.75          NR/B1    Warner Chilcott Corp., Term B-3 Loan,
                                           4/30/15                                                      1,500,300
   1,528,792        5.75          NR/B1    Warner Chilcott Corp., Term B-1 Loan,
                                           4/30/15                                                      1,533,407
   2,545,716        5.75          NR/B1    Warner Chilcott Corp., Term B-2 Loan,
                                           4/30/15                                                      2,553,400
                                                                                                   --------------
                                                                                                   $    8,917,534
                                                                                                   --------------
                                           Total Pharmaceuticals & Biotechnology                   $    8,917,534
-----------------------------------------------------------------------------------------------------------------
                                           DIVERSIFIED FINANCIALS -- 0.2%
                                           Consumer Finance -- 0.0%
      26,009        7.00          BB/B1    Dollar Financial Corp., Canadian Borrower
                                           Term Loan, 10/30/12                                     $       25,229
      19,124        7.00          BB/B1    Dollar Financial Corp., Delayed Draw Term
                                           Loan, 12/31/14                                                  18,551
                                                                                                   --------------
                                                                                                   $       43,780
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    45

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Specialized Finance -- 0.2%
$  3,399,210        3.29          B+/NR    Ace Cash Express, Inc., Term Loan,
                                           10/5/13                                                 $    3,084,783
     995,475        7.50           B/B1    NCO Financial Systems, Inc., Term B
                                           Advance, 5/15/13                                               984,691
                                                                                                   --------------
                                                                                                   $    4,069,474
                                                                                                   --------------
                                           Total Diversified Financials                            $    4,113,254
-----------------------------------------------------------------------------------------------------------------
                                           INSURANCE -- 1.1%
                                           Insurance Brokers -- 0.7%
   2,876,250        3.29          NR/NR    Alliant Holdings I, Inc., Term Loan,
                                           8/21/14                                                 $    2,757,605
   3,616,825        6.75           B/NR    HUB International Holdings, Inc.,
                                           Additional Term Loan, 6/13/14                                3,623,607
     936,559        2.79           B/NR    HUB International Holdings, Inc., Delayed
                                           Draw Term Loan, 6/13/14                                        888,326
   4,166,608        2.79           B/NR    HUB International Holdings, Inc., Initial
                                           Term Loan, 6/13/14                                           3,952,027
     595,408        3.05           B/B2    Usi Holdings Corp., Tranche B Term Loan,
                                           5/5/14                                                         555,962
   2,875,550        7.00           B/B2    Usi Holdings Corp., Series C New Term
                                           Loan 5/5/14                                                  2,815,163
                                                                                                   --------------
                                                                                                   $   14,592,690
-----------------------------------------------------------------------------------------------------------------
                                           Multi-Line Insurance -- 0.4%
   4,517,417        2.77          B-/NR    AmWins Group, Inc., Initial Term Loan,
                                           6/8/13                                                  $    4,238,841
   6,750,000        5.78          B-/NR    AmWins Group, Inc., Initial Term Loan
                                           (Second Lien), 6/8/13                                        5,568,750
                                                                                                   --------------
                                                                                                   $    9,807,591
                                                                                                   --------------
                                           Total Insurance                                         $   24,400,281
-----------------------------------------------------------------------------------------------------------------
                                           REAL ESTATE -- 0.1%
                                           Real Estate Development -- 0.1%
   1,300,000        7.50          B/Ba3    Ozburn-Hessey Logistics Holding Co., Term
                                           Loan (First Lien) 4/7/16                                $    1,313,000
                                                                                                   --------------
                                           Total Real Estate                                       $    1,313,000
-----------------------------------------------------------------------------------------------------------------
                                           SOFTWARE & SERVICES -- 0.2%
                                           Systems Software -- 0.2%
   3,011,875        8.50        CCC+/B1    Allen Systems Group, Inc., Term Loan (First
                                           Lien), 10/18/13                                         $    3,041,053
   1,120,000        0.00          B+/B1    Telcordia Technologies, Inc., Term Loan,
                                           4/9/16                                                       1,125,426
                                                                                                   --------------
                                                                                                   $    4,166,479
                                                                                                   --------------
                                           Total Software & Services                               $    4,166,479
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

46    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

---------------------------------------------------------------------------------------------------------------------
Principal           Floating    S&P/Moody's
Amount              Rate (d)    Ratings                                                                Value
---------------------------------------------------------------------------------------------------------------------
                                               TECHNOLOGY HARDWARE & EQUIPMENT -- 0.2%
                                               Electronic Equipment & Instruments -- 0.2%
$      5,219,910        4.52          NR/NR    Scitor Corp., Term Loan, 9/26/14                        $    5,167,711
                                                                                                       --------------
                                               Total Technology Hardware & Equipment                   $    5,167,711
---------------------------------------------------------------------------------------------------------------------
                                               TELECOMMUNICATION SERVICES -- 0.4%
                                               Integrated Telecommunication Services -- 0.4%
         733,683        3.28          NR/NR    Telesat Canada, Inc., U.S. Term II Loan,
                                               10/31/14                                                $      723,289
       8,542,146        3.28          NR/NR    Telesat Canada, Inc., U.S. Term I Loan,
                                               10/31/14                                                     8,421,134
                                                                                                       --------------
                                                                                                       $    9,144,423
                                                                                                       --------------
                                               Total Telecommunication Services                        $    9,144,423
---------------------------------------------------------------------------------------------------------------------
                                               UTILITIES -- 0.3%
                                               Electric Utilities -- 0.3%
       1,487,525        3.75       BBB-/Ba1    Texas Competitive Electric Holdings, Inc.,
                                               Delayed Draw Term Loan, 10/10/14                        $    1,208,710
       7,742,357        3.75       BBB-/Ba1    Texas Competitive Electric Holdings, Inc.,
                                               Initial Tranche B-2 Term Loan, 10/10/14                      6,368,088
                                                                                                       --------------
                                                                                                       $    7,576,798
                                                                                                       --------------
                                               Total Utilities                                         $    7,576,798
---------------------------------------------------------------------------------------------------------------------
                                               TOTAL SENIOR FLOATING RATE LOAN
                                               INTERESTS
                                               (Cost $135,911,653)                                     $  130,749,566
---------------------------------------------------------------------------------------------------------------------
                                               RIGHTS/WARRANTS -- 0.1%
                                               ENERGY -- 0.1%
                                               Oil & Gas Exploration & Production -- 0.1%
NOK   11,303,000                               Norse Energy Corp. ASA*                                 $    1,629,061
---------------------------------------------------------------------------------------------------------------------
                                               TOTAL RIGHTS/WARRANTS
                                               (Cost $1,460,198)                                       $    1,629,061
---------------------------------------------------------------------------------------------------------------------
                                               TEMPORARY CASH INVESTMENTS -- 4.4%
                                               Repurchase Agreements -- 0.5%
       2,185,000                               Bank of America, Inc., 0.20%, dated
                                               4/30/10, repurchase price of
                                               $2,185,000 plus accrued interest on
                                               5/3/10 collateralized by $2,228,713
                                               Tennessee Valley Authority Notes, 0.0%,
                                               6/3/10                                                  $    2,185,000
       2,185,000                               BNP Paribas SA, 0.20%, dated 4/30/10,
                                               repurchase price of $2,185,000 plus
                                               accrued interest on 5/3/10 collateralized
                                               by the following:
                                                $2,015,981 Federal National Mortgage
                                                  Association (ARM) 2.701 - 5.812%,
                                                  12/1/34 - 11/1/39
                                                $212,719 Federal Home Loan
                                                  Mortgage Corp., 3.631%, 5/1/35                            2,185,000

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    47

-----------------------------------------------------------------------------------------------------------------
Principal      Floating    S&P/Moody's
Amount         Rate (d)    Ratings                                                                 Value
-----------------------------------------------------------------------------------------------------------------
                                           Repurchase Agreements -- (continued)
$  2,185,000                               Deutsche Bank Securities, Inc., 0.20%,
                                           dated 4/30/10, repurchase price of
                                           $2,185,000 plus accrued interest on
                                           5/3/10 collateralized by $2,228,700
                                           Federal National Mortgage Association,
                                           4.5 - 7.0%, 8/1/36 - 1/1/39                             $    2,185,000
   2,185,000                               JPMorgan, Inc., 0.20%, dated 4/30/10,
                                           repurchase price of $2,185,000 plus
                                           accrued interest on 5/3/10 collateralized
                                           by the following:
                                            $1,993,669 Government National
                                              Mortgage Association I, 4.5 - 6.0%,
                                              5/15/39 - 2/15/40
                                            $233,657 Government National
                                              Mortgage Association II, 6.0 - 7.5%,
                                              3/20/30 - 2/20/38                                         2,185,000
   2,185,000                               SG Americas Securities LLC, 0.20%, dated
                                           4/30/10, repurchase price of
                                           $2,185,000 plus accrued interest on
                                           5/3/10 collateralized by the following:
                                            $635,964 Federal National Mortgage
                                              Association, 5.0 - 6.0%,
                                              9/1/36 - 2/1/40
                                            $954,294 Federal National Mortgage
                                              Association ARM, 3.651 - 5.018%,
                                              7/1/35 - 7/1/39
                                            $638,442 Freddie Mac Giant, 4.0%,
                                              1/1/20                                                    2,185,000
                                                                                                   --------------
                                           Total Repurchase Agreements                             $   10,925,000
-----------------------------------------------------------------------------------------------------------------
                                           SECURITIES LENDING COLLATERAL -- 3.9% (d)
                                           Certificates of Deposit:
   2,107,568                               Bank of Nova Scotia, 0.2%, 6/1/10                       $    2,107,568
   2,331,380                               Barclays, 0.30%, 7/23/10                                     2,331,380
   2,331,397                               BBVA NY, 0.265%, 6/1/10                                      2,331,397
     709,043                               BNP Paribas, 0.70%, 6/4/10                                     709,043
   2,564,518                               CBA Financial, 0.27%, 1/3/11                                 2,564,518
   2,331,380                               Deutsche Bank, 0.30%, 7/19/10                                2,331,380
   2,331,380                               DnB NOR Bank ASA NY, 0.19%, 5/19/10                          2,331,380
   2,331,423                               Rabobank Nederland NY, 0.19%, 7/6/10                         2,331,423
   2,331,380                               Royal Bank of Canada, 0.26%, 1/21/11                         2,331,380
   2,331,380                               Svenska NY, 0.265%, 7/19/10                                  2,331,380
                                                                                                   --------------
                                                                                                   $   21,700,849
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

48    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

-----------------------------------------------------------------------------------------------------------------
Principal    Floating    S&P/Moody's
Amount       Rate (d)    Ratings                                                                   Value
-----------------------------------------------------------------------------------------------------------------
                                           Commercial Paper:
$    932,552                               American Honda Finance, 0.28%, 4/5/11                   $      932,552
   2,654,770                               Bank of America, 0.85%, 5/12/10                              2,654,770
     308,477                               Caterpillar Financial Services, 0.34%,
                                           8/20/10                                                        308,477
   1,165,450                               CBAPP, 0.20%, 6/7/10                                         1,165,450
     932,458                               Ciesco, 0.19%, 5/20/10                                         932,458
   2,330,256                               CLIPPR, 0.28%, 7/2/10                                        2,330,256
   2,110,256                               CME, , Inc.,, 0.90%, 8/6/10                                  2,110,256
   2,331,171                               FASCO, 0.19%, 5/18/10                                        2,331,171
     254,092                               GE Capital Corp., 0.31%, 10/6/10                               254,092
     252,368                               GE Capital Corp., 0.35%, 10/21/10                              252,368
     699,710                               GE Capital Corp., 0.43%, 8/20/10                               699,710
   1,165,536                               GE, 0.30%, 1/26/11                                           1,165,536
   1,865,078                               HNDAF, 0.17%, 5/4/10                                         1,865,078
   2,797,625                               INDFG, 0.20%, 5/3/10                                         2,797,625
     233,134                               INDFG, 0.21%, 5/4/10                                           233,134
     259,986                               John Deere Capital Corp., 0.33%,
                                           7/16/10                                                        259,986
   1,972,594                               JPMorgan Chase & Co., 0.57%, 9/24/10                         1,972,594
   1,398,649                               Kithaw, 0.20%, 5/24/10                                       1,398,649
     955,522                               Kithaw, 0.16%, 5/5/10                                          955,522
     931,979                               NABPP, 0.28%, 7/19/10                                          931,979
     932,505                               Old LLC, 0.18%, 5/11/10                                        932,505
     932,543                               Ranger, 0.18%, 5/3/10                                          932,543
   2,643,361                               Santander, 0.30%, 7/23/10                                    2,643,361
   2,330,183                               SOCNAM, 0.28%, 7/6/10                                        2,330,183
     699,396                               SRCPP, 0.19%, 5/6/10                                           699,396
   1,631,176                               SRCPP, 0.26%, 7/7/11                                         1,631,176
     453,113                               STRAIT, 0.18%, 5/7/10                                          453,113
     932,386                               STRAIT, 0.20%, 6/2/10                                          932,386
   1,165,635                               TB LLC, 0.19%, 5/10/10                                       1,165,635
   1,165,400                               TB LLC, 0.23%, 6/9/10                                        1,165,400
   2,331,380                               Toyota Motor Credit Corp.,
                                           0.23%, 1/10/11                                               2,331,380
     357,192                               US BanCorp., 0.30%, 5/28/10                                    357,192
     499,644                               US BanCorp., 0.65%, 5/6/10                                     499,644
     233,238                               US BanCorp., 0.66%, 6/4/10                                     233,238
   2,329,765                               VARFUN, 0.29%, 7/26/10                                       2,329,765
   1,398,930                               Wachovia, 0.36%, 3/22/11                                     1,398,930
     657,108                               Wal Mart Stores, , Inc.,, 0.22%, 7/1/10                        657,108
     932,333                               WFC, 0.33%, 12/2/10                                            932,333
   2,330,959                               WSTPAC, 0.25%, 5/27/10                                       2,330,959
                                                                                                   --------------
                                                                                                   $   49,507,910
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    49

-----------------------------------------------------------------------------------------------------------------
Principal       Floating    S&P/Moody's
Amount          Rate (d)    Ratings                                                                Value
-----------------------------------------------------------------------------------------------------------------
                                           Tri-party Repurchase Agreements:
$  3,497,070                               Barclays, 0.18%, 5/3/10                                 $    3,497,070
   7,155,891                               Deutsche Bank, 0.02%, 5/3/10                                 7,155,891
   6,994,140                               RBS Securities, , Inc.,, 0.01%, 5/3/10                       6,994,140
                                                                                                   --------------
                                                                                                   $   17,647,101
                                                                                                   --------------
                                           Total Securities Lending Collateral                     $   88,855,860
-----------------------------------------------------------------------------------------------------------------
                                           TOTAL TEMPORARY CASH INVESTMENTS
                                           (Cost $99,780,860)                                      $   99,780,860
-----------------------------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENT IN SECURITIES -- 102.9%
                                           (Cost $2,364,663,529) (a) (g)                           $2,346,163,691
-----------------------------------------------------------------------------------------------------------------
                                           OTHER ASSETS AND
                                           LIABILITIES -- (2.9)%                                   $  (66,148,320)
-----------------------------------------------------------------------------------------------------------------
                                           TOTAL NET ASSETS -- 100.0%                              $2,280,015,371
=================================================================================================================

*      Non-Income producing security.

NR     Not rated by either S&P or Moody's.

PIK    Represents a pay in kind security.

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2010, the value of these securities amounted to $851,598,879 or 36.5% of total net assets.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At April 30, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $2,373,187,954, was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $ 133,065,498
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (160,089,761)
                                                                                   -------------
       Net unrealized loss                                                         $ (27,024,263)
                                                                                   =============

The accompanying notes are an integral part of these financial statements.

50    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

(b)   At April 30, 2010, the following securities were out on loan:

-------------------------------------------------------------------------------------------------
Principal
Amount ($)             Description                                                   Value
-------------------------------------------------------------------------------------------------
        1,475,000      Alliance One International, Inc., 5.5%, 7/15/14 (144A)        $ 1,805,031
        2,288,000      Alrosa Finance SA, 8.875%, 11/17/14 (144A)                      2,471,040
        3,000,000      ATF Bank JSC, 9.25%, 4/12/12 (144A)                             3,165,000
        9,000,000      Bumi Capital Pte, Ltd., 12.0%, 11/10/16                         9,934,200
          599,000      Coleman Cable, Inc., 9.0%, 2/15/18 (144A)                         611,729
        2,100,000      Corporacion Geo SAB de CV, 8.875%, 9/25/14                      2,252,250
        6,256,000      Cricket Communications Inc., 9.375%, 11/1/14                    6,467,140
        2,380,000      Digicel Group Ltd., 10.5%, 4/15/18                              2,540,650
        1,400,000      New Communications Holdings, Inc., 8.75%, 4/15/22               1,442,000
        3,000,000      Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A)                 2,836,200
        4,059,000      Hexion Finance Escrow LLC, 8.875%, 2/1/18 (144A)                3,993,041
        2,403,000      Independencia International, Ltd., 12.0%, 12/30/16 (144A)       1,321,650
        1,700,000      International Coal Group, 9.125%, 4/1/18                        1,759,500
          760,000      Inversiones Y Rep SA, 8.5%, 2/2/17 (144A)                         729,600
          180,000      Minerva Overseas, Ltd., 10.875%, 11/15/19 (144A)                  194,850
        2,500,000      Nova Chemicals Corp., 8.625%, 11/1/19 (144A)                    2,612,500
        4,252,000      Paetec Holdings Corp., 9.5%, 7/15/15                            4,331,725
        1,898,000      Paetec Holding Corp., 8.875%, 6/30/17 (144A)                    1,952,568
          318,000      Petroleum Co of Trinidad & Tobago, Ltd., 9.75%, 8/14/19           372,060
          569,000      Plains Exploration & Production Co., 10.0%, 3/1/16                630,168
          900,000      Adaro Indonesia PT, 7.625%, 10/22/19                              943,920
        1,000,000      Rearden G Holdings EINS GmbH, 7.875%, 3/30/20                   1,033,500
        6,365,000      Sally Holdings LLC, 10.5%, 11/15/16                             6,985,588
        1,228,000      Sino-Forest Corp., 10.25%, 7/28/14 (144A)                       1,356,940
        4,440,000      TXU Energy Co., 10.25%, 11/1/15                                 3,330,000
                       Univision Communications, Inc., 9.75%,
        8,009,525      3/15/15 (PIK) (144A)                                            7,268,644
        2,179,000      Urbi Desarrollos Urbanosn SA de CV, 8.5%, 4/19/16 (144A)        2,304,293
        3,000,000      Vip Fin, Ltd., 9.125%, 4/30/18 (144A)                           3,416,250
        5,299,000      Yankee Acquisition Corp., 9.75%, 2/15/17                        5,537,455
-------------------------------------------------------------------------------------------------
         Shares
-------------------------------------------------------------------------------------------------
           11,900      Charter Communication, Inc., *                                    451,010
-------------------------------------------------------------------------------------------------
                       Total                                                         $84,050,500
================================================================================================

(c)    Securities lending collateral is managed by Credit Suisse AG, New York
       Branch.

(d) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(e)    Security is in default and is non-Income producing.

(f)    Security is fair valued (see Note A).

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    51

(g) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

        United States                                                     62.5%
        Norway                                                             3.8
        Canada                                                             3.7
        Argentina                                                          3.3
        Netherlands                                                        2.9
        Bermuda                                                            2.8
        Cayman Islands                                                     2.7
        Mexico                                                             2.6
        Brazil                                                             2.6
        Luxembourg                                                         2.2
        Indonesia                                                          1.9
        United Kingdom                                                     1.3
        Thailand                                                           1.0
        Other (individually less than 1.0%)                                6.7
--------------------------------------------------------------------------------
                                                                         100.0%
================================================================================

NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

       NOK   Norwegian Krone
       EURO  Euro
       BRL   Brazilian Real
       COP   Colombian Peso

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2010 aggregated $675,837,380 and $367,859,522, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.

52    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

The following is a summary of the inputs used as of April 30, 2010, in valuing the Fund's assets:

----------------------------------------------------------------------------------------------------------
                                        Level 1         Level 2            Level 3         Total
----------------------------------------------------------------------------------------------------------
 Asset backed securities                $         --    $    84,965,613    $         --    $    84,965,613
 Collateralized mortgage obligations              --         49,912,021              --         49,912,021
 Corporate bonds                                  --      1,745,578,734       8,030,231      1,753,608,965
 Convertible bonds                                --        154,093,723              --        154,093,723
 Municipal bonds                                  --          7,002,969              --          7,002,969
 Foreign government bonds                         --         24,903,719              --         24,903,719
 Senior floating rate loan interests              --        123,223,790       7,525,776        130,749,566
 Common stocks                            20,236,565            311,312       1,426,626         21,974,503
 Covertible preferred stocks              17,542,691                 --              --         17,542,691
 Warrants                                  1,629,061                 --              --          1,629,061
 Temporary cash investments                       --         99,780,860              --         99,780,860
----------------------------------------------------------------------------------------------------------
 Total                                  $ 39,408,317    $ 2,289,772,741    $ 16,982,633    $ 2,346,163,691
----------------------------------------------------------------------------------------------------------
 Other Financial Instruments*           $         --    $      (135,851)   $         --    $      (135,851)

* Other financial instruments Include foreign exchange contracts

The following is a reconcilliation of assets valued using significant observable inputs (Level 3):

----------------------------------------------------------------------------------------------------------
                                        Senior
                                        Floating Rate      Corporate        Common
                                        Loan Interests     Bonds            Stocks            Total
----------------------------------------------------------------------------------------------------------
 Balance as of 10/31/09                   $   561,000      $        --      $        --       $    561,000
 Realized gain (loss)                              --               --               --                 --
 Change in unrealized appreciation
 (depreciation)                               (11,000)              --               --            (11,000)
 Net purchases (sales)                       (550,000)         296,974        1,426,626          1,173,600
 Transfers in and out of Level 3*           7,525,776        7,733,257               --         15,259,033
----------------------------------------------------------------------------------------------------------
 Balance as of 4/30/10                    $ 7,525,776      $ 8,030,231      $ 1,426,626       $ 16,982,633
----------------------------------------------------------------------------------------------------------

* Transfers are calculated on the date of transfer.

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    53

Statement of Assets and Liabilities | 4/30/10 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of
   $84,050,500) (cost $2,364,663,529)                                      $2,346,163,691
  Cash                                                                         10,796,301
  Foreign currencies, at value (cost $17,441,097)                              17,417,829
  Receivables --
   Investment securities sold                                                  10,375,544
   Fund shares sold                                                            29,445,945
   Dividends and interest                                                      46,492,255
   Due from Pioneer Investment Management, Inc.                                   111,130
  Other                                                                           148,265
-----------------------------------------------------------------------------------------
     Total assets                                                          $2,460,950,960
-----------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                         $   62,685,564
   Fund shares repurchased                                                     24,300,828
   Dividends                                                                    4,508,269
   Upon return of securities loaned                                            88,855,860
   Forward foreign currency portfolio hedge contracts, open-net                   135,851
  Due to affiliates                                                               363,331
  Accrued expenses                                                                 85,886
-----------------------------------------------------------------------------------------
     Total liabilities                                                     $  180,935,589
-----------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $2,590,584,570
  Distributions in excess of net investment income                             (8,076,604)
  Accumulated net realized loss on investments and foreign currency
   transactions                                                              (283,168,044)
  Net unrealized loss on investments                                          (18,499,838)
  Net unrealized loss on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                      (824,713)
-----------------------------------------------------------------------------------------
     Total net assets                                                      $2,280,015,371
-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,304,528,907/127,619,855 shares)                     $        10.22
  Class B (based on $90,781,529/8,887,923 shares)                          $        10.21
  Class C (based on $515,286,891/50,618,845 shares)                        $        10.18
  Class Y (based on $362,631,650/36,026,593 shares)                        $        10.07
  Class Z (based on $6,786,394/644,183 shares)                             $        10.53
MAXIMUM OFFERING PRICE:
  Class A ($10.22 [divided by] 95.5%)                                      $        10.70
=========================================================================================

The accompanying notes are an integral part of these financial statements.

54    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

Statement of Operations (unaudited)

For the Six Months Ended 4/30/10

INVESTMENT INCOME:
  Dividends                                                               $     629,886
  Interest                                                                   93,265,758
  Income from securities loaned, net                                             66,905
---------------------------------------------------------------------------------------------------------
     Total investment income                                                                $  93,962,549
---------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                         $   6,198,380
  Transfer agent fees
   Class A                                                                      811,225
   Class B                                                                       88,167
   Class C                                                                      226,250
   Class Y                                                                       12,492
   Class Z                                                                        5,325
  Distribution fees
   Class A                                                                    1,414,676
   Class B                                                                      469,332
   Class C                                                                    2,397,923
  Shareholder communications expense                                            546,543
  Administrative reimbursements                                                 298,276
  Custodian fees                                                                 45,035
  Registration fees                                                              86,032
  Professional fees                                                              61,396
  Printing expense                                                               49,154
  Fees and expenses of nonaffiliated trustees                                    30,856
  Miscellaneous                                                                  63,076
---------------------------------------------------------------------------------------------------------
     Total expenses                                                                         $  12,804,138
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                               (259,536)
---------------------------------------------------------------------------------------------------------
     Net expenses                                                                           $  12,544,602
---------------------------------------------------------------------------------------------------------
       Net investment income                                                                $  81,417,947
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
   Investments                                                            $ (20,734,448)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                        1,071,398     $ (19,663,050)
---------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                            $ 191,295,248
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                       (2,947,772)    $ 188,347,476
---------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                 $ 168,684,426
---------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                      $ 250,102,373
=========================================================================================================

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    55

Statements of Changes in Net Assets

For the Six Months Ended 4/30/10 and the Year Ended 10/31/09, respectively

                                                                   Six Months
                                                                   Ended
                                                                   4/30/10              Year Ended
                                                                   (unaudited)          10/31/09
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                               $   81,417,947       $  143,652,413
Net realized loss on investments and foreign currency
  transactions                                                         (19,663,050)        (210,594,460)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                                188,347,476          555,224,732
-------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations             $  250,102,373       $  488,282,685
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.39 and $1.05 per share, respectively)                $  (45,103,948)      $ (101,244,569)
   Class B ($0.34 and $0.99 per share, respectively)                    (3,355,082)         (10,415,385)
   Class C ($0.35 and $0.98 per share, respectively)                   (17,246,297)         (45,563,837)
   Class Y ($0.40 and $1.06 per share, respectively)                   (11,743,066)         (11,938,602)
   Class Z ($0.41 and $1.10 per share, respectively)                      (204,421)            (337,941)
-------------------------------------------------------------------------------------------------------
     Total distributions to shareowners                             $  (77,652,814)      $ (169,500,334)
-------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $  670,467,765       $  851,625,371
Reinvestment of distributions                                           50,300,960          104,565,568
Cost of shares repurchased                                            (409,194,497)        (722,621,837)
-------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund share
     transactions                                                   $  311,574,228       $  233,569,102
-------------------------------------------------------------------------------------------------------
   Net increase in net assets                                       $  484,023,787       $  552,351,453
NET ASSETS:
Beginning of period                                                  1,795,991,584        1,243,640,131
-------------------------------------------------------------------------------------------------------
End of period                                                       $2,280,015,371       $1,795,991,584
-------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                    $   (8,076,604)      $  (11,841,737)
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

56    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

--------------------------------------------------------------------------------------------------------
                                     '10 Shares      '10 Amount             '09 Shares      '09 Amount
                                     (unaudited)     (unaudited)
--------------------------------------------------------------------------------------------------------
Class A
Shares sold                           41,621,528     $408,253,958            71,305,346     $552,164,765
Reinvestment of distributions          3,285,786       32,247,563             9,804,275       70,947,511
Less shares repurchased              (25,690,115)    (251,652,202)          (73,268,200)    (544,674,791)
--------------------------------------------------------------------------------------------------------
   Net increase                       19,217,199     $188,849,319             7,841,421     $ 78,437,485
========================================================================================================
Class B
Shares sold                              392,929     $  3,829,059             2,055,778     $ 15,719,320
Reinvestment of distributions            171,606        1,678,466               642,242        4,609,625
Less shares repurchased               (1,966,012)     (19,232,706)           (3,478,051)     (25,951,101)
--------------------------------------------------------------------------------------------------------
   Net decrease                       (1,401,477)    $(13,725,181)             (780,031)    $ (5,622,156)
========================================================================================================
Class C
Shares sold                            6,251,011     $ 61,052,941            15,362,901     $115,048,918
Reinvestment of distributions            874,764        8,547,036             2,979,837       21,429,790
Less shares repurchased               (5,931,518)     (57,510,118)          (15,160,890)    (111,625,672)
--------------------------------------------------------------------------------------------------------
   Net increase                        1,194,257     $ 12,089,859             3,181,848     $ 24,853,036
========================================================================================================
Class Y
Shares sold                           20,067,358     $194,139,432            20,695,368     $165,647,763
Reinvestment of distributions            795,558        7,710,203             1,014,867        7,421,633
Less shares repurchased               (8,151,742)     (79,556,452)           (5,164,271)     (38,226,131)
--------------------------------------------------------------------------------------------------------
   Net increase                       12,711,174     $122,293,183            16,545,964     $134,843,265
========================================================================================================
Class Z
Shares sold                              313,599     $  3,192,375               405,717     $  3,044,605
Reinvestment of distributions             11,612          117,692                20,137          157,009
Less shares repurchased                 (123,900)      (1,243,019)             (286,757)      (2,144,142)
--------------------------------------------------------------------------------------------------------
   Net increase                          201,311     $  2,067,048               139,097     $  1,057,472
========================================================================================================

The accompanying notes are an integral part of these financial statements.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    57

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended
                                                       4/30/10       Year Ended   Year Ended  Year Ended   Year Ended   Year Ended
                                                       (unaudited)   10/31/09     10/31/08    10/31/07     10/31/06     10/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                   $     9.39    $     7.56   $  12.30    $    12.34   $   11.88    $   11.79
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
 operations:
 Net investment income                                 $     0.41    $     0.90   $   1.03    $     0.96   $    0.90    $    0.90
 Net realized and unrealized gain (loss)
  on investments and foreign currency transactions           0.81          1.98      (4.59)         0.04        0.49         0.09
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations   $     1.22    $     2.88   $  (3.56)   $     1.00   $    1.39    $    0.99
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                 $    (0.39)   $    (1.05)  $  (1.07)   $    (0.98)  $   (0.90)   $   (0.90)
 Net realized gain                                             --            --      (0.11)        (0.06)      (0.03)          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $    (0.39)   $    (1.05)  $  (1.18)   $    (1.04)  $   (0.93)   $   (0.90)
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee                                         $       --    $       --   $     --    $       --   $    0.00(a) $    0.00(a)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $     0.83    $     1.83   $  (4.74)   $    (0.04)  $    0.46    $    0.09
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    10.22    $     9.39   $   7.56    $    12.30   $   12.34    $   11.88
====================================================================================================================================
Total return*                                               13.22%        43.56%    (31.45)%        8.30%      12.12%        8.52%
Ratio of net expenses to average net assets+                 1.10%**       1.10%      1.10%         1.06%       1.10%        1.04%
Ratio of net investment income to average
 net assets+                                                 8.33%**      11.68%      9.25%         7.73%       7.44%        7.40%
Portfolio turnover rate                                        38%**         33%        25%           31%         41%          36%
Net assets, end of period (in thousands)               $1,304,529    $1,018,040   $759,925    $1,369,044   $ 659,845    $ 343,886
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                                1.15%**       1.32%      1.18%         1.06%       1.18%        1.18%
 Net investment income                                       8.28%**      11.46%      9.17%         7.73%       7.37%        7.26%
Ratios with waiver of fees by the Adviser and
 reduction for fees paid indirectly:
 Net expenses                                                1.10%**       1.10%      1.10%         1.06%       1.10%        1.04%
 Net investment income                                       8.33%**      11.68%      9.25%         7.73%       7.44%        7.40%
====================================================================================================================================

(a)  Amount rounds to less than once cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

58  Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended
                                                       4/30/10       Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                       (unaudited)   10/31/09     10/31/08     10/31/07     10/31/06     10/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                    $   9.37     $   7.54     $  12.27     $  12.31     $  11.85     $  11.76
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
 operations:
 Net investment income                                  $   0.35     $   0.81     $   0.93     $   0.86     $   0.80     $   0.80
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions             0.83         2.01        (4.57)        0.03         0.49         0.09
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations    $   1.18     $   2.82     $  (3.64)    $   0.89     $   1.29     $   0.89
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                  $  (0.34)    $  (0.99)    $  (0.98)    $  (0.87)    $  (0.80)    $  (0.80)
 Net realized gain                                            --           --        (0.11)       (0.06)       (0.03)          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     $  (0.34)    $  (0.99)    $  (1.09)    $  (0.93)    $  (0.83)    $  (0.80)
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee                                          $     --     $     --     $     --     $     --     $   0.00(a)  $   0.00(a)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value              $   0.84     $   1.83     $  (4.73)    $  (0.04)    $   0.46     $   0.09
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  10.21     $   9.37     $   7.54     $  12.27     $  12.31     $  11.85
====================================================================================================================================
Total return*                                              12.86%       42.42%      (32.02)%       7.41%       11.25%        7.62%
Ratio of net expenses to average net assets+                1.93%**      2.00%        1.92%        1.86%        1.96%        1.91%
Ratio of net investment income to average
 net assets+                                                7.49%**     10.88%        8.47%        6.93%        6.63%        6.57%
Portfolio turnover rate                                       38%**        33%          25%          31%          41%          36%
Net assets, end of period (in thousands)                $ 90,781     $ 96,411     $ 83,412     $155,523     $130,563     $ 98,462
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                               1.93%**      2.08%        1.92%        1.86%        1.96%        1.97%
 Net investment income                                      7.49%**     10.80%        8.47%        6.93%        6.60%        6.51%
Ratios with waiver of fees paid by the Adviser
 and reduction for fees paid indirectly:
 Net expenses                                               1.93%**      2.00%        1.92%        1.85%        1.96%        1.91%
 Net investment income                                      7.49%**     10.88%        8.47%        6.94%        6.60%        6.57%
====================================================================================================================================

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                Pioneer Global High Yield Fund | Semiannual Report | 4/30/10  59

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           4/30/10       Year Ended  Year Ended  Year Ended Year Ended   Year Ended
                                                           (unaudited)   10/31/09    10/31/08    10/31/07   10/31/06     10/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $   9.34      $   7.51    $  12.24    $  12.28   $  11.82     $  11.74
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment Operations:
 Net investment income                                     $   0.37      $   0.82    $   0.93    $   0.86   $   0.80     $   0.80
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                            0.82          1.99       (4.57)       0.04       0.49         0.08
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $   1.19      $   2.81    $  (3.64)   $   0.90   $   1.29     $   0.88
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     $  (0.35)     $  (0.98)   $  (0.98)   $  (0.88)  $  (0.80)    $  (0.80)
 Net realized gain                                               --            --       (0.11)      (0.06)     (0.03)          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        $  (0.35)     $  (0.98)   $  (1.09)   $  (0.94)  $  (0.83)    $  (0.80)
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee                                             $     --      $     --    $     --    $     --   $   0.00(a)  $   0.00(a)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   0.84      $   1.83    $  (4.73)   $  (0.04)  $   0.46     $   0.08
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  10.18      $   9.34    $   7.51    $  12.24   $  12.28     $  11.82
====================================================================================================================================
Total return*                                                 12.93%        42.56%     (32.08)%      7.48%     11.30%        7.60%
Ratio of net expenses to average net assets+                   1.82%**       1.98%       1.85%       1.82%      1.89%        1.84%
Ratio of net investment income to average
 net assets+                                                   7.60%**      10.78%       8.55%       6.96%      6.66%        6.63%
Portfolio turnover rate                                          38%**         33%         25%         31%        41%          36%
Net assets, end of period (in thousands)                   $515,287      $461,644    $347,459    $598,195   $413,213     $288,314
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                                  1.82%**       1.98%       1.85%       1.82%      1.89%        1.91%
 Net investment income                                         7.60%**      10.78%       8.55%       6.96%      6.66%        6.56%
Ratios with waiver of fees by the Adviser
 and reduction for fees paid indirectly:
 Net expenses                                                  1.82%**       1.98%       1.85%       1.82%      1.89%        1.84%
 Net investment income                                         7.60%**      10.78%       8.55%       6.96%      6.66%        6.63%
====================================================================================================================================

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

60  Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            4/30/10        Year Ended    Year Ended     Year Ended     12/28/05 (a)
                                                            (unaudited)    10/31/09      10/31/08       10/31/07       to 10/31/06
-----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $   9.25       $   7.46      $   12.10      $  12.19       $ 11.95
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.44       $   0.94      $    1.05      $   0.97       $  0.77
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                 0.78           1.91          (4.48)        (0.01)         0.23
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $   1.22       $   2.85      $   (3.43)     $   0.96       $  1.00
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                         (0.40)         (1.06)         (1.10)        (0.99)        (0.76)
 Net realized gain                                                --             --          (0.11)        (0.06)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   0.82       $   1.79      $   (4.64)     $  (0.09)      $  0.24
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  10.07       $   9.25      $    7.46      $  12.10       $ 12.19
===================================================================================================================================
Total return*                                                  13.45%         43.78%        (30.96)%        8.12%         8.63%(b)
Ratio of net expenses to average net assets+                    0.72%**        0.78%          0.74%         0.70%         0.73%**
Ratio of net investment income to average net assets+           8.70%**       11.43%          9.82%         8.05%         7.66%**
Portfolio turnover rate                                           38%**          33%            25%           31%           41%(b)
Net assets, end of period (in thousands)                    $362,632       $215,614      $  50,477      $ 23,414       $    36
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                                   0.72%**        0.79%          0.74%         0.70%         0.73%**
 Net investment income                                          8.70%**       11.43%          9.82%         8.05%         7.66%**
Ratios with waiver of fees by the Adviser
 and reduction for fees paid indirectly:
 Net expenses                                                   0.72%**        0.78%          0.74%         0.70%         0.73%**
 Net investment income                                          8.70%**       11.43%          9.82%         8.05%         7.66%**
===================================================================================================================================

(a)  Class Y shares were first publicly offered on December 28, 2005
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                Pioneer Global High Yield Fund | Semiannual Report | 4/30/10  61

The accompanying notes are an integral part of these financial statements.
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                               Ended
                                                               4/30/10           Year Ended        Year Ended        7/6/07 (a)
                                                               (unaudited)       10/31/09          10/31/08          to 10/31/07
------------------------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                           $    9.67         $    7.79         $   12.31         $    12.65
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                         $    0.44         $    1.00         $    1.07         $     0.33
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                 0.83              1.98             (4.37)             (0.35)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $    1.27         $    2.98         $   (3.30)        $    (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                             (0.41)            (1.10)            (1.11)             (0.32)
 Net realized gain                                                    --                --             (0.11)                --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $    0.86         $    1.88         $   (4.52)        $    (0.34)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $   10.53         $    9.67         $    7.79         $    12.31
====================================================================================================================================
Total return*                                                      13.39%            43.69%           (29.21)%            (0.09)%(b)
Ratio of net expenses to average net assets+                        0.90%**           0.90%             0.90%              0.69%**
Ratio of net investment income to average net assets+               4.24%**          11.46%             9.85%              8.30%**
Portfolio turnover rate                                               38%**             33%               25%                31%(b)
Net assets, end of period (in thousands)                       $   6,786         $   4,283         $   2,366         $       97
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                                       0.92%**           1.23%             1.11%              0.69%**
 Net investment income                                              4.23%**          11.13%             9.64%              8.30%**
Ratios with waiver of fees by the Adviser
 and reduction for fees paid indirectly:
 Net expenses                                                       0.90%**           0.90%             0.90%              0.69%**
 Net investment income                                              4.24%**          11.46%             9.85%              8.30%**
====================================================================================================================================

(a)  Class Z shares were first publicly offered on July 6, 2007.
(b)  Not annualized.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

62  Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

Notes to Financial Statements | 4/30/10


1. Organization and Significant Accounting Policies


Pioneer Global High Yield Fund (the Fund) is a series of Pioneer Series Trust VII, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers four classes of shares designated as Class A, Class C, Class Y and Class Z shares. Class Y shares were first publicly offered on December 28, 2005. Class Z shares were first publicly offered on July 6, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain destributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or


              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    63
economic conditions and the imposition of adverse governmental laws or currency exchange restrictions. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting year. Actual results could differ from those estimates.

The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Senior floating rate loan interests (senior loans) are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of senior loans for which no reliable price quotes are available, such senior loans will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. Fixed income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Credit default swaps are valued by an independent pricing service based upon valuation models incorporating default probabilities, estimated recovery rates, actual reported transactions, and other available market data.


64    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

  Equity securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Securities or loans for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees and may include yield equivalents or a pricing matrix.

  Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

  The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At April 30, 2010 6 securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services) representing 0.74% of net assets. Inputs used in the valuation of a security using fair value methods include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

  Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

  Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    65

B. Foreign Currency Translation

  The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

  Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

  The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. (See Note 7)


D. Federal Income Taxes

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

  The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


66    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

  The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2009 was as follows:

--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                  $169,500,334
   Long-term capital gain                                                     --
--------------------------------------------------------------------------------
      Total                                                         $169,500,334
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at October 31, 2009:

-------------------------------------------------------------------------------
                                                                          2009
-------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                $    1,436,291
   Capital loss carryforward                                      (263,058,652)
   Current year dividend payable                                    (3,948,741)
   Unrealized depreciation                                        (217,447,656)
-------------------------------------------------------------------------------
      Total                                                     $ (483,018,758)
================================================================================

E. Fund Shares

  The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $135,944 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2010.


F. Class Allocations

  Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

  Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
  Note 4).

  The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid


              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    67
  by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.


G. Repurchase Agreements

  With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


H. Securities Lending

  The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


I. Credit Default Swap Agreements

  A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event. The Fund may buy or sell credit default swap contracts to increase the Fund's income, to add leverage to the Fund or to hedge the risk of default on portfolio securities. When the Fund is a seller of protection, the Fund would be required to pay the


68    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10
  notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the Fund as seller of protection would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty described above.

  When the Fund enters into a credit default swap contract, one party, the protection buyer, makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment received by the Fund, as the protection seller, is recorded as a liability in the Fund's records. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset in the Fund's records. Periodic payments received or paid by the Fund are recorded as realized gains or losses.

  The credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses.

  Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund.

  The Fund had no credit default swap contracts in the portfolio at April 30, 2010.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, the Fund's investment adviser, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; 0.60% of the next $500 million; 0.55% of the next $500 million; and 0.45% of the excess over $2 billion. For the six months ended April 30, 2010, the effective management fee (excluding waivers


              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    69
and/or assumption of expenses) was equivalent to 0.66% of the average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.10%, 2.00%, 2.00% and 0.90% of the average daily net assets attributable to Class A, Class B, Class C and Class Z shares, respectively. These expense limitations are in effect through March 1, 2012 for Class A and Class Z shares and through March 1, 2011 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for any class of shares beyond the date referred to above.


In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $39,537 in management fees, administrative costs and certain other reimbursements payable to PIM at April 30, 2010.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder activities such as proxy and statement mailings, outgoing phone calls and omnibus relation contracts. For the six months ended April 30 2010, such out-of-pocket expenses by class of shares were as follows

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $379,259
 Class B                                                                  24,830
 Class C                                                                  97,534
 Class Y                                                                  44,301
 Class Z                                                                     619
--------------------------------------------------------------------------------
    Total                                                               $546,543
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $298,322 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at April 30, 2010.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00%


70    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10
of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $25,472 in distribution fees payable to PFD at April 30, 2010.

In addition, redemptions of each class of shares (except Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2010, CDSCs in the amount of $176,881 were paid to PFD.


5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement.

For the six months ended April 30, 2010, the average daily amount of borrowings outstanding during the period was $2,359,254. The related weighted average annualized interest rate for the period was 1.50%, and the total interest expense on such borrowings was $26,564. As of April 30, 2010, there were no borrowings outstanding.


              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    71

6. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2010, the Fund's expenses were not reduced under such arrangements.


7. Forward Foreign Currency Contracts

At April 30, 2010, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average number of contracts open during the six months ended April 30, 2010 was 37,507,143. Open portfolio hedges at April 30, 2010 were as follows:


--------------------------------------------------------------------------------------------------------
                        Net                                                                Net
                        Contracts to     In Exchange      Settlement      Fair             Unrealized
 Currency               receive          For USD          Date            Value            Loss
--------------------------------------------------------------------------------------------------------
 EURO
  (European Dollar)        9,750,000     $13,262,379      5/05/10         $12,979,356        $ (283,023)
 EURO
  (European Dollar        (3,600,000)     (4,940,280)     5/05/10          (4,793,108)          147,172
--------------------------------------------------------------------------------------------------------
    Total                                                                                    $ (135,851)
========================================================================================================

At April 30, 2010, there were no outstanding forward currency settlement contracts.


8. Additional Disclosures about Derivative Instruments and Hedging Activities:

Fair values of derivative instruments as of April 30, 2010:


-----------------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as Hedging
Instruments under
Accounting Standards                  Asset Derivatives 2009           Liabilities Derivatives 2009
Codification (ASC) 815          ----------------------------------   --------------------------------
(formerly FASB                  Balance Sheet                        Balance Sheet
Statement 133)                  Location              Fair Value     Location             Fair Value
-----------------------------------------------------------------------------------------------------
 Foreign Exchange Contracts     Receivables*              $--        Payables             $ 135,851
-----------------------------------------------------------------------------------------------------
    Total                                                 $--                             $ 135,851
=====================================================================================================

* Foreign exchange contracts are shown as a net receivable on the Statement of Assets and Liabilities

72    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 was as follows:


-----------------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as
Hedging Instruments                                                                   Change in
under Accounting                                                   Realized Gain      Unrealized Gain
Standards                                                          or (Loss) on       or (Loss) on
Codification (ASC)                                                 Derivatives        Derivatives
815 (formerly FASB      Location of Gain or (Loss) On              Recognized         Recognized
Statement 133)          Derivatives Recognized in Income           in Income          in Income
-----------------------------------------------------------------------------------------------------
 Foreign Exchange       Net realized gain on forward foreign
 Contracts              currency contracts and other assets and
                        liabilities denominated in foreign
                        currencies                                 $1,071,398
 Foreign Exchange       Change in unrealized loss on forward
 Contracts              foreign currency contracts and other
                        assets and liabilities denominated in
                        foreign currencies                                            $(2,947,772)

Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    73

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Global High Yield Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.


74    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one and three year periods ended June 30, 2009 and in the third quintile of its Morningstar category for the five year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees noted that the Fund's performance was heavily impacted by its performance during the market events in 2008. They discussed the reasons for the Fund's underperformance with PIM in view of the Fund's investment approach and the market conditions present during the relevant periods, and were satisfied with the information presented by PIM with respect to the Fund's performance.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the fifth quintile relative to its Strategic Insight peer group for the comparable


              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    75
period. The Trustees also considered the impact of the Fund's transfer agency expenses on its expense ratio.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


76    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    77

Trustees, Officers and Service Providers


Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive Vice President
Mark E. Bradley, Treasurer

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


78    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

                           This page for your notes.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    79

                           This page for your notes.

80    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

                           This page for your notes.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    81

                           This page for your notes.

82    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

                           This page for your notes.

              Pioneer Global High Yield Fund | Semiannual Report | 4/30/10    83

                           This page for your notes.

84    Pioneer Global High Yield Fund | Semiannual Report | 4/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                 www.pioneerinvestments.com


This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com



Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2010 Pioneer Investments 19382-04-0610



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VII


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 28, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 28, 2010

* Print the name and title of each signing officer under his or her signature.